UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4707

Fidelity Advisor Series II
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2014

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Limited
Term Bond Fund
(A Class of Fidelity Advisor®
Limited Term Bond Fund)
(formerly Fidelity Advisor
Intermediate Bond Fund)

May 31, 2014

1.9584919.100

BTL-QTLY-0714

Investments May 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 65.5%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 5.6%
Automobiles - 1.5%
Daimler Finance North America LLC:
1.25% 1/11/16 (c)	$ 1,220,000	$ 1,232,742
1.3% 7/31/15 (c)	1,260,000	1,272,121
1.45% 8/1/16 (c)	1,461,000	1,479,886
2.375% 8/1/18 (c)	1,000,000	1,021,358
Volkswagen Group of America Finance LLC 1.25% 5/23/17 (c)	1,000,000	1,000,705
Volkswagen International Finance NV:
1.6% 11/20/17 (c)	620,000	623,636
2.125% 11/20/18 (c)	1,500,000	1,517,654
2.375% 3/22/17 (c)	600,000	619,337
		8,767,439
Diversified Consumer Services - 0.2%
Ingersoll-Rand Global Holding Co. Ltd. 6.875% 8/15/18	1,020,000	1,216,591
Household Durables - 0.7%
D.R. Horton, Inc. 3.75% 3/1/19	2,000,000	2,007,500
Toll Brothers Finance Corp. 4% 12/31/18	2,000,000	2,060,000
		4,067,500
Media - 3.2%
Comcast Corp.:
4.95% 6/15/16	2,326,000	2,522,289
5.7% 5/15/18	42,000	48,476
COX Communications, Inc.:
5.5% 10/1/15	199,000	211,453
6.25% 6/1/18 (c)	2,000,000	2,286,602
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
2.4% 3/15/17	1,700,000	1,755,811
5.875% 10/1/19	34,000	39,726
Discovery Communications LLC:
3.7% 6/1/15	875,000	903,778
5.05% 6/1/20	322,000	363,434
News America, Inc.:
5.3% 12/15/14	132,000	135,472
6.9% 3/1/19	750,000	909,037
Thomson Reuters Corp.:
0.875% 5/23/16	278,000	278,275
1.3% 2/23/17	165,000	165,502
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Time Warner Cable, Inc.:
5.85% 5/1/17	$ 1,996,000	$ 2,253,386
6.75% 7/1/18	1,141,000	1,358,527
8.25% 4/1/19	500,000	636,449
Time Warner, Inc.:
2.1% 6/1/19	2,000,000	2,000,104
3.15% 7/15/15	24,000	24,707
5.875% 11/15/16	1,685,000	1,881,596
Viacom, Inc.:
3.5% 4/1/17	455,000	484,557
6.125% 10/5/17	679,000	781,621
		19,040,802
TOTAL CONSUMER DISCRETIONARY		33,092,332
CONSUMER STAPLES - 3.5%
Beverages - 1.2%
Anheuser-Busch InBev Finance, Inc. 2.15% 2/1/19	1,500,000	1,517,372
FBG Finance Ltd. 5.125% 6/15/15 (c)	510,000	533,217
Heineken NV 1.4% 10/1/17 (c)	321,000	320,835
PepsiCo, Inc. 7.9% 11/1/18	815,000	1,020,480
SABMiller Holdings, Inc.:
2.2% 8/1/18 (c)	2,310,000	2,327,503
2.45% 1/15/17 (c)	1,280,000	1,321,522
		7,040,929
Food & Staples Retailing - 0.8%
CVS Caremark Corp. 2.25% 12/5/18	376,000	381,254
Kroger Co. 0.7564% 10/17/16 (e)	2,000,000	2,004,712
Walgreen Co. 1.8% 9/15/17	2,267,000	2,296,272
		4,682,238
Food Products - 0.7%
Cargill, Inc. 6% 11/27/17 (c)	106,000	121,434
ConAgra Foods, Inc. 1.9% 1/25/18	2,222,000	2,236,916
General Mills, Inc. 5.2% 3/17/15	650,000	673,964
Kraft Foods Group, Inc. 2.25% 6/5/17	610,000	627,454
William Wrigley Jr. Co. 2% 10/20/17 (c)	428,000	433,665
		4,093,433
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Tobacco - 0.8%
Altria Group, Inc.:
4.125% 9/11/15	$ 500,000	$ 522,942
9.7% 11/10/18	454,000	600,482
Philip Morris International, Inc. 1.875% 1/15/19	2,641,000	2,638,190
Reynolds American, Inc.:
1.05% 10/30/15	707,000	707,646
6.75% 6/15/17	513,000	592,900
		5,062,160
TOTAL CONSUMER STAPLES		20,878,760
ENERGY - 6.6%
Energy Equipment & Services - 0.9%
Cameron International Corp. 1.15% 12/15/16	1,250,000	1,252,359
DCP Midstream LLC 5.35% 3/15/20 (c)	633,000	693,810
El Paso Pipeline Partners Operating Co. LLC 6.5% 4/1/20	768,000	903,060
Nabors Industries, Inc. 2.35% 9/15/16 (c)	257,000	263,018
National Oilwell Varco, Inc. 1.35% 12/1/17	620,000	619,880
Noble Holding International Ltd. 2.5% 3/15/17	262,000	268,199
Petrofac Ltd. 3.4% 10/10/18 (c)	1,000,000	1,040,259
		5,040,585
Oil, Gas & Consumable Fuels - 5.7%
Anadarko Petroleum Corp.:
5.95% 9/15/16	45,000	50,059
6.375% 9/15/17	555,000	640,783
Apache Corp. 1.75% 4/15/17	172,000	175,555
BG Energy Capital PLC 2.875% 10/15/16 (c)	620,000	646,408
DCP Midstream Operating LP:
2.5% 12/1/17	292,000	300,330
2.7% 4/1/19	49,000	49,622
Devon Energy Corp.:
0.6834% 12/15/15 (e)	1,500,000	1,505,726
1.2% 12/15/16	543,000	545,786
2.25% 12/15/18	484,000	489,563
Duke Energy Field Services 5.375% 10/15/15 (c)	212,000	222,472
El Paso Natural Gas Co. 5.95% 4/15/17	21,000	23,531
Enable Midstream Partners LP 2.4% 5/15/19 (c)	174,000	174,495
Enbridge, Inc. 0.6776% 6/2/17 (e)	1,045,000	1,044,381
EnLink Midstream Partners LP 2.7% 4/1/19	785,000	796,229
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Enterprise Products Operating LP 1.25% 8/13/15	$ 480,000	$ 483,903
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (c)	20,000	22,046
Kinder Morgan Energy Partners LP 2.65% 2/1/19	1,737,000	1,762,232
Marathon Petroleum Corp. 3.5% 3/1/16	875,000	914,463
Midcontinent Express Pipeline LLC 5.45% 9/15/14 (c)	877,000	884,548
Nexen, Inc. 5.2% 3/10/15	158,000	163,659
Petro-Canada 6.05% 5/15/18	326,000	378,304
Petrobras Global Finance BV 3.25% 3/17/17	3,500,000	3,577,350
Petrobras International Finance Co. Ltd. 5.875% 3/1/18	2,000,000	2,180,000
Petroleos Mexicanos:
3.125% 1/23/19 (c)	77,000	79,310
3.5% 7/18/18	5,000,000	5,192,500
Phillips 66 Co. 2.95% 5/1/17	1,260,000	1,319,296
Plains All American Pipeline LP/PAA Finance Corp.:
3.95% 9/15/15	375,000	391,027
5.75% 1/15/20	962,000	1,123,747
Schlumberger Investment SA 1.25% 8/1/17 (c)	1,000,000	997,661
Southeast Supply Header LLC 4.85% 8/15/14 (c)	862,000	868,362
Spectra Energy Capital, LLC 5.65% 3/1/20	28,000	31,416
Spectra Energy Partners, LP 2.95% 9/25/18	90,000	93,451
Suncor Energy, Inc. 6.1% 6/1/18	944,000	1,099,318
Texas Eastern Transmission LP 6% 9/15/17 (c)	1,096,000	1,228,344
Total Capital International SA 2.125% 1/10/19	2,000,000	2,042,006
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16	394,000	432,844
Western Gas Partners LP:
2.6% 8/15/18	1,257,000	1,283,516
5.375% 6/1/21	600,000	678,085
		33,892,328
TOTAL ENERGY		38,932,913
FINANCIALS - 36.4%
Banks - 17.5%
ABN AMRO Bank NV 2.5% 10/30/18 (c)	2,000,000	2,032,200
Australia & New Zealand Banking Group Ltd.:
1.25% 1/10/17	1,000,000	1,008,052
1.45% 5/15/18	570,000	563,959
1.875% 10/6/17	620,000	630,471
Banco Nacional de Desenvolvimento Economico e Social 4% 4/14/19 (c)	575,000	586,500
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Banks - continued
Bank of America Corp.:
1.5% 10/9/15	$ 500,000	$ 505,190
2% 1/11/18	6,200,000	6,241,112
2.6% 1/15/19	2,495,000	2,532,063
2.65% 4/1/19	1,100,000	1,116,015
5.75% 12/1/17	1,150,000	1,302,403
Bank of America NA:
1.25% 2/14/17	600,000	601,176
5.3% 3/15/17	250,000	275,442
Bank of Montreal 2.5% 1/11/17	640,000	664,840
Bank of Tokyo-Mitsubishi UFJ Ltd.:
1.65% 2/26/18 (c)	590,000	590,657
2.7% 9/9/18 (c)	500,000	516,325
Barclays Bank PLC 2.5% 2/20/19	1,300,000	1,322,084
BNP Paribas 2.375% 9/14/17	3,000,000	3,081,126
BPCE SA:
1.625% 2/10/17	450,000	454,703
1.7% 4/25/16	2,000,000	2,016,800
Capital One Bank NA 2.25% 2/13/19	1,000,000	1,008,046
CIT Group, Inc. 3.875% 2/19/19	1,090,000	1,102,263
Citigroup, Inc.:
1.25% 1/15/16	1,220,000	1,227,329
1.3% 4/1/16	870,000	875,427
1.3% 11/15/16	767,000	770,060
1.7% 7/25/16	4,000,000	4,050,288
1.75% 5/1/18	870,000	865,464
2.55% 4/8/19	3,000,000	3,030,180
3.953% 6/15/16	2,310,000	2,444,169
6.125% 5/15/18	12,000	13,875
Comerica, Inc. 2.125% 5/23/19	345,000	346,057
Commonwealth Bank of Australia 2.25% 3/13/19	750,000	759,555
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 1.7% 3/19/18	3,000,000	3,009,996
Credit Suisse AG 6% 2/15/18	1,680,000	1,922,234
Discover Bank 2% 2/21/18	3,700,000	3,726,581
Fifth Third Bancorp:
2.3% 3/1/19	279,000	280,364
4.5% 6/1/18	63,000	68,966
5.45% 1/15/17	291,000	320,385
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Banks - continued
Fifth Third Bank:
1.45% 2/28/18	$ 580,000	$ 577,297
2.375% 4/25/19	1,000,000	1,014,860
First Niagara Financial Group, Inc. 6.75% 3/19/20	625,000	722,145
HBOS PLC 6.75% 5/21/18 (c)	509,000	587,260
HSBC Bank PLC 1.5% 5/15/18 (c)	1,570,000	1,558,720
HSBC U.S.A., Inc.:
1.625% 1/16/18	543,000	545,018
2.625% 9/24/18	262,000	271,477
Huntington Bancshares, Inc. 7% 12/15/20	180,000	218,850
Huntington National Bank:
1.3% 11/20/16	327,000	329,027
2.2% 4/1/19	1,000,000	1,001,379
Intesa Sanpaolo SpA 2.375% 1/13/17	2,250,000	2,281,896
JPMorgan Chase & Co.:
1.625% 5/15/18	4,500,000	4,473,707
2.35% 1/28/19	1,000,000	1,011,502
3.15% 7/5/16	600,000	626,891
KeyBank NA 1.65% 2/1/18	397,000	397,857
KeyCorp. 2.3% 12/13/18	2,000,000	2,028,042
Manufacturers & Traders Trust Co. 2.3% 1/30/19	1,100,000	1,113,438
Marshall & Ilsley Bank 5% 1/17/17	778,000	843,775
Mizuho Corporate Bank Ltd.:
1.55% 10/17/17 (c)	1,940,000	1,940,062
2.45% 4/16/19 (c)	1,400,000	1,416,125
Nordea Bank AB:
0.875% 5/13/16 (c)	860,000	861,549
2.375% 4/4/19 (c)	1,000,000	1,009,856
PNC Bank NA:
1.15% 11/1/16	2,564,000	2,581,422
1.3% 10/3/16	510,000	515,277
Regions Bank 7.5% 5/15/18	1,043,000	1,241,838
Regions Financial Corp.:
2% 5/15/18	580,000	578,273
5.75% 6/15/15	589,000	617,879
7.75% 11/10/14	6,000	6,180
Royal Bank of Canada 1.5% 1/16/18	2,720,000	2,724,872
Royal Bank of Scotland Group PLC 2.55% 9/18/15	2,052,000	2,095,697
Sumitomo Mitsui Banking Corp.:
1.8% 7/18/17	940,000	955,323
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Banks - continued
Sumitomo Mitsui Banking Corp.: - continued
2.45% 1/10/19	$ 590,000	$ 601,637
SunTrust Banks, Inc.:
2.35% 11/1/18	924,000	938,401
2.5% 5/1/19	550,000	555,527
3.5% 1/20/17	1,378,000	1,460,257
The Toronto Dominion Bank:
2.375% 10/19/16	1,230,000	1,276,538
2.625% 9/10/18	1,200,000	1,242,025
U.S. Bancorp 1.95% 11/15/18	2,000,000	2,015,994
Union Bank NA:
1.5% 9/26/16	335,000	340,211
2.125% 6/16/17	700,000	717,000
Wachovia Bank NA 6% 11/15/17	570,000	655,736
Wachovia Corp. 5.625% 10/15/16	590,000	652,204
Wells Fargo & Co.:
1.5% 1/16/18	1,300,000	1,298,679
2.15% 1/15/19	2,500,000	2,526,483
Westpac Banking Corp. 1.2% 5/19/17	1,100,000	1,100,743
		103,391,286
Capital Markets - 4.7%
Goldman Sachs Group, Inc.:
1.6% 11/23/15	350,000	354,112
2.375% 1/22/18	5,850,000	5,947,286
2.625% 1/31/19	1,000,000	1,013,421
3.625% 2/7/16	2,000,000	2,089,898
5.95% 1/18/18	1,693,000	1,928,755
6.15% 4/1/18	402,000	462,183
JPMorgan Chase & Co.:
1.125% 2/26/16	1,500,000	1,508,495
1.35% 2/15/17	2,500,000	2,511,523
Lazard Group LLC:
4.25% 11/14/20	250,000	262,071
6.85% 6/15/17	669,000	762,339
Merrill Lynch & Co., Inc.:
6.4% 8/28/17	40,000	45,868
6.875% 4/25/18	726,000	859,090
Morgan Stanley:
1.75% 2/25/16	2,610,000	2,649,038
2.125% 4/25/18	580,000	585,111
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley: - continued
2.5% 1/24/19	$ 750,000	$ 761,559
4.75% 3/22/17	2,000,000	2,181,818
5.45% 1/9/17	1,200,000	1,325,276
5.625% 9/23/19	112,000	128,863
5.95% 12/28/17	383,000	436,672
7.3% 5/13/19	603,000	736,473
The Bank of New York Mellon Corp. 2.4% 1/17/17	1,250,000	1,296,135
		27,845,986
Consumer Finance - 6.1%
American Express Co. 1.55% 5/22/18	1,000,000	998,893
American Express Credit Corp.:
1.3% 7/29/16	520,000	525,267
2.125% 3/18/19	1,520,000	1,532,862
2.8% 9/19/16	1,599,000	1,670,565
American Honda Finance Corp.:
1.5% 9/11/17 (c)	620,000	624,435
2.125% 10/10/18	500,000	508,894
Capital One Financial Corp.:
2.45% 4/24/19	450,000	454,305
3.15% 7/15/16	1,605,000	1,678,913
Caterpillar Financial Services Corp. 1% 11/25/16	3,155,000	3,170,882
Discover Financial Services 6.45% 6/12/17	399,000	455,162
Ford Motor Credit Co. LLC:
1.7% 5/9/16	600,000	609,001
2.75% 5/15/15	930,000	948,592
2.875% 10/1/18	2,500,000	2,582,928
3% 6/12/17	2,500,000	2,609,208
General Electric Capital Corp.:
1% 1/8/16	727,000	732,600
1.5% 7/12/16	2,200,000	2,234,206
1.6% 11/20/17	1,860,000	1,875,310
1.625% 4/2/18	2,370,000	2,380,184
2.25% 11/9/15	886,000	908,789
2.3% 1/14/19	1,000,000	1,020,289
2.9% 1/9/17	640,000	670,999
2.95% 5/9/16	255,000	266,262
3.35% 10/17/16	610,000	645,484
6.375% 11/15/67 (e)	1,275,000	1,421,753
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Consumer Finance - continued
Hyundai Capital America:
1.45% 2/6/17 (c)	$ 632,000	$ 634,732
1.625% 10/2/15 (c)	246,000	248,628
2.125% 10/2/17 (c)	224,000	227,461
2.55% 2/6/19 (c)	1,759,000	1,781,570
2.875% 8/9/18 (c)	240,000	248,096
Toyota Motor Credit Corp. 2% 10/24/18	2,500,000	2,534,878
		36,201,148
Diversified Financial Services - 1.5%
ABB Finance (U.S.A.), Inc. 1.625% 5/8/17	238,000	240,861
BP Capital Markets PLC:
2.248% 11/1/16	620,000	641,910
3.2% 3/11/16	610,000	639,150
Deutsche Bank AG London Branch:
1.4% 2/13/17	1,000,000	1,005,390
2.5% 2/13/19	2,250,000	2,286,054
IntercontinentalExchange Group, Inc. 2.5% 10/15/18	347,000	356,280
JPMorgan Chase Bank 6% 10/1/17	1,762,000	2,007,982
MassMutual Global Funding II 2.35% 4/9/19 (c)	1,000,000	1,012,891
TECO Finance, Inc.:
4% 3/15/16	171,000	180,640
5.15% 3/15/20	252,000	284,557
		8,655,715
Insurance - 3.2%
AIA Group Ltd. 2.25% 3/11/19 (c)	200,000	200,187
American International Group, Inc. 5.45% 5/18/17	3,000,000	3,356,505
Aon Corp. 3.5% 9/30/15	1,911,000	1,981,696
Axis Capital Holdings Ltd. 5.75% 12/1/14	84,000	86,159
Berkshire Hathaway Finance Corp. 1.6% 5/15/17	620,000	630,309
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (c)(e)	259,000	268,065
Hartford Financial Services Group, Inc.:
4% 3/30/15	1,000,000	1,028,472
5.375% 3/15/17	18,000	19,983
Liberty Mutual Group, Inc. 5% 6/1/21 (c)	599,000	663,171
Marsh & McLennan Companies, Inc. 2.55% 10/15/18	517,000	530,560
MetLife, Inc.:
1.756% 12/15/17 (b)	269,000	272,240
5% 6/15/15	175,000	183,093
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Insurance - continued
Metropolitan Life Global Funding I:
1.3% 4/10/17 (c)	$ 1,500,000	$ 1,505,625
1.5% 1/10/18 (c)	1,431,000	1,425,069
2.5% 9/29/15 (c)	750,000	770,260
Pacific LifeCorp 6% 2/10/20 (c)	321,000	368,810
Pricoa Global Funding I:
1.15% 11/25/16 (c)	2,000,000	2,006,132
1.6% 5/29/18 (c)	967,000	950,831
Symetra Financial Corp. 6.125% 4/1/16 (c)	892,000	956,019
Unum Group:
5.625% 9/15/20	737,000	852,032
7.125% 9/30/16	704,000	802,824
		18,858,042
Real Estate Investment Trusts - 1.2%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22	189,000	200,875
Developers Diversified Realty Corp.:
4.75% 4/15/18	1,290,000	1,410,234
7.5% 4/1/17	389,000	450,777
Duke Realty LP:
6.75% 3/15/20	35,000	41,877
8.25% 8/15/19	7,000	8,837
Equity One, Inc.:
6% 9/15/17	509,000	571,322
6.25% 1/15/17	74,000	82,338
Federal Realty Investment Trust:
5.9% 4/1/20	5,000	5,896
6.2% 1/15/17	94,000	105,887
HCP, Inc. 3.75% 2/1/16	272,000	285,402
Health Care Property Investors, Inc. 6% 1/30/17	750,000	842,842
Health Care REIT, Inc.:
2.25% 3/15/18	250,000	253,918
4.7% 9/15/17	436,000	478,642
HRPT Properties Trust:
5.75% 11/1/15	211,000	218,717
6.25% 6/15/17	186,000	200,313
6.65% 1/15/18	95,000	104,137
Simon Property Group LP:
2.15% 9/15/17	1,000,000	1,029,829
2.2% 2/1/19	462,000	467,857
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Simon Property Group LP: - continued
2.8% 1/30/17	$ 142,000	$ 148,456
United Dominion Realty Trust, Inc. 4.25% 6/1/18	431,000	464,778
		7,372,934
Real Estate Management & Development - 2.2%
BioMed Realty LP:
2.625% 5/1/19	101,000	101,621
3.85% 4/15/16	1,000,000	1,052,029
4.25% 7/15/22	277,000	286,488
6.125% 4/15/20	6,000	6,960
Brandywine Operating Partnership LP:
5.7% 5/1/17	369,000	408,311
6% 4/1/16	124,000	134,371
ERP Operating LP:
5.375% 8/1/16	240,000	263,260
5.75% 6/15/17	1,003,000	1,135,988
Essex Portfolio LP 5.5% 3/15/17 (c)	142,000	157,920
Liberty Property LP:
4.75% 10/1/20	1,045,000	1,141,691
5.125% 3/2/15	170,000	175,624
5.5% 12/15/16	2,260,000	2,478,655
6.625% 10/1/17	1,082,000	1,243,081
Mack-Cali Realty LP:
2.5% 12/15/17	439,000	445,168
4.5% 4/18/22	185,000	187,060
7.75% 8/15/19	64,000	76,587
Prime Property Funding, Inc.:
5.125% 6/1/15 (c)	189,000	196,264
5.7% 4/15/17 (c)	405,000	438,887
Reckson Operating Partnership LP 6% 3/31/16	152,000	164,315
Regency Centers LP:
5.25% 8/1/15	522,000	549,197
5.875% 6/15/17	244,000	275,156
Tanger Properties LP:
6.125% 6/1/20	606,000	714,647
6.15% 11/15/15	615,000	662,950
Ventas Realty LP:
1.25% 4/17/17	263,000	263,179
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Ventas Realty LP: - continued
1.55% 9/26/16	$ 346,000	$ 350,302
Ventas Realty LP/Ventas Capital Corp. 2% 2/15/18	393,000	398,236
		13,307,947
TOTAL FINANCIALS		215,633,058
HEALTH CARE - 1.9%
Biotechnology - 0.3%
Amgen, Inc.:
1.25% 5/22/17	1,500,000	1,499,750
5.85% 6/1/17	446,000	504,010
Celgene Corp. 2.45% 10/15/15	56,000	57,232
		2,060,992
Health Care Providers & Services - 1.0%
Aetna, Inc. 1.5% 11/15/17	77,000	77,364
Coventry Health Care, Inc.:
5.95% 3/15/17	264,000	297,832
6.3% 8/15/14	546,000	552,380
Express Scripts, Inc. 3.125% 5/15/16	555,000	580,055
McKesson Corp. 2.284% 3/15/19	686,000	690,491
Medco Health Solutions, Inc. 2.75% 9/15/15	1,108,000	1,136,983
UnitedHealth Group, Inc. 1.4% 10/15/17	2,128,000	2,140,879
WellPoint, Inc. 1.875% 1/15/18	326,000	326,181
		5,802,165
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc.:
1.3% 2/1/17	136,000	136,440
2.4% 2/1/19	86,000	87,065
		223,505
Pharmaceuticals - 0.6%
AbbVie, Inc. 1.75% 11/6/17	1,062,000	1,070,972
Mylan, Inc. 1.35% 11/29/16	160,000	160,805
Perrigo Co. PLC 1.3% 11/8/16 (c)	200,000	200,068
Teva Pharmaceutical Finance II BV 3% 6/15/15	1,000,000	1,026,062
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Watson Pharmaceuticals, Inc. 1.875% 10/1/17	$ 210,000	$ 212,299
Zoetis, Inc. 1.875% 2/1/18	596,000	598,226
		3,268,432
TOTAL HEALTH CARE		11,355,094
INDUSTRIALS - 0.9%
Aerospace & Defense - 0.5%
BAE Systems Holdings, Inc. 4.95% 6/1/14 (c)	53,000	53,000
L-3 Communications Corp. 1.5% 5/28/17	2,500,000	2,506,133
		2,559,133
Airlines - 0.1%
Continental Airlines, Inc.:
6.648% 3/15/19	218,552	236,583
6.795% 2/2/20	10,216	10,906
6.9% 7/2/19	85,269	92,303
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	199,775	214,884
8.36% 1/20/19	155,679	175,918
		730,594
Industrial Conglomerates - 0.2%
Covidien International Finance SA 6% 10/15/17	442,000	507,853
Roper Industries, Inc. 2.05% 10/1/18	840,000	843,499
		1,351,352
Trading Companies & Distributors - 0.1%
Air Lease Corp. 3.875% 4/1/21	500,000	508,750
TOTAL INDUSTRIALS		5,149,829
INFORMATION TECHNOLOGY - 1.9%
Communications Equipment - 0.3%
Cisco Systems, Inc. 2.125% 3/1/19	1,500,000	1,513,934
Electronic Equipment & Components - 0.2%
Tyco Electronics Group SA:
2.375% 12/17/18	99,000	99,663
6.55% 10/1/17	1,135,000	1,317,560
		1,417,223
Nonconvertible Bonds - continued
	Principal Amount	Value
INFORMATION TECHNOLOGY - continued
IT Services - 0.9%
MasterCard, Inc. 2% 4/1/19	$ 289,000	$ 290,339
The Western Union Co.:
2.375% 12/10/15	277,000	283,208
2.875% 12/10/17	773,000	797,834
Xerox Corp.:
2.75% 3/15/19	585,000	597,940
2.95% 3/15/17	1,057,000	1,104,001
4.25% 2/15/15	2,064,000	2,117,877
		5,191,199
Technology Hardware, Storage & Peripherals - 0.5%
Apple, Inc.:
1% 5/3/18	1,730,000	1,701,202
2.85% 5/6/21	850,000	860,786
Hewlett-Packard Co. 2.625% 12/9/14	630,000	637,077
		3,199,065
TOTAL INFORMATION TECHNOLOGY		11,321,421
MATERIALS - 1.5%
Chemicals - 0.2%
Ecolab, Inc. 1.45% 12/8/17	335,000	335,277
Sherwin-Williams Co. 1.35% 12/15/17	620,000	622,440
		957,717
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16	319,000	354,781
Metals & Mining - 1.3%
Anglo American Capital PLC:
1.1764% 4/15/16 (c)(e)	624,000	626,073
4.125% 4/15/21 (c)	620,000	629,324
9.375% 4/8/19 (c)	630,000	811,144
Corporacion Nacional del Cobre de Chile (Codelco) 3.875% 11/3/21 (c)	630,000	649,985
Freeport-McMoRan Copper & Gold, Inc. 2.375% 3/15/18	2,000,000	2,027,234
Rio Tinto Finance (U.S.A.) PLC 1.625% 8/21/17	2,440,000	2,468,280
Vale Overseas Ltd. 6.25% 1/23/17	403,000	452,025
		7,664,065
TOTAL MATERIALS		8,976,563
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - 3.5%
Diversified Telecommunication Services - 2.8%
AT&T, Inc.:
1.4% 12/1/17	$ 1,620,000	$ 1,615,292
2.375% 11/27/18	2,000,000	2,040,714
2.5% 8/15/15	562,000	575,369
British Telecommunications PLC:
1.625% 6/28/16	1,314,000	1,332,534
2.35% 2/14/19	1,296,000	1,307,563
CenturyLink, Inc. 6.15% 9/15/19	592,000	645,280
Deutsche Telekom International Financial BV 3.125% 4/11/16 (c)	923,000	961,614
Telefonica Emisiones S.A.U. 3.729% 4/27/15	1,278,000	1,311,717
Verizon Communications, Inc.:
1.1% 11/1/17	620,000	614,530
2% 11/1/16	1,279,000	1,307,995
2.5% 9/15/16	1,500,000	1,552,865
3% 4/1/16	621,000	646,688
3.65% 9/14/18	2,715,000	2,908,243
		16,820,404
Wireless Telecommunication Services - 0.7%
America Movil S.A.B. de CV:
2.375% 9/8/16	2,646,000	2,725,380
3.625% 3/30/15	600,000	613,380
Vodafone Group PLC 1.5% 2/19/18	600,000	598,513
		3,937,273
TOTAL TELECOMMUNICATION SERVICES		20,757,677
UTILITIES - 3.7%
Electric Utilities - 2.0%
AmerenUE 6.4% 6/15/17	519,000	592,477
American Electric Power Co., Inc. 1.65% 12/15/17	827,000	831,940
Commonwealth Edison Co. 2.15% 1/15/19	188,000	189,825
Duke Capital LLC 5.668% 8/15/14	357,000	360,680
Duke Energy Corp.:
0.6081% 4/3/17 (e)	894,000	896,764
1.625% 8/15/17	304,000	307,219
2.1% 6/15/18	395,000	400,374
Duquesne Light Holdings, Inc. 6.4% 9/15/20 (c)	48,000	56,767
Edison International 3.75% 9/15/17	431,000	461,268
Exelon Corp. 4.9% 6/15/15	415,000	432,374
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Electric Utilities - continued
FirstEnergy Corp. 4.25% 3/15/23	$ 600,000	$ 593,331
FirstEnergy Solutions Corp. 6.05% 8/15/21	655,000	725,123
Hydro-Quebec 2% 6/30/16	2,500,000	2,572,228
LG&E and KU Energy LLC:
2.125% 11/15/15	479,000	486,415
3.75% 11/15/20	2,000	2,122
Nevada Power Co.:
6.5% 5/15/18	1,562,000	1,843,844
6.5% 8/1/18	273,000	324,795
Northeast Utilities 1.45% 5/1/18	153,000	150,709
Pennsylvania Electric Co. 6.05% 9/1/17	115,000	126,666
Pepco Holdings, Inc. 2.7% 10/1/15	456,000	466,028
		11,820,949
Independent Power Producers & Energy Traders - 0.5%
PSEG Power LLC 2.75% 9/15/16	148,000	154,015
TransAlta Corp. 1.9% 6/3/17	2,900,000	2,908,787
		3,062,802
Multi-Utilities - 1.2%
Ameren Illinois Co. 6.125% 11/15/17	62,000	71,812
Dominion Resources, Inc.:
2.5336% 9/30/66 (e)	651,000	601,264
7.5% 6/30/66 (e)	567,000	614,486
MidAmerican Energy Holdings, Co.:
1.1% 5/15/17	1,000,000	997,235
2% 11/15/18	544,000	546,565
National Grid PLC 6.3% 8/1/16	248,000	275,460
NiSource Finance Corp.:
3.85% 2/15/23	700,000	717,097
5.25% 9/15/17	402,000	448,624
5.4% 7/15/14	234,000	235,318
5.45% 9/15/20	43,000	49,070
6.4% 3/15/18	230,000	265,765
PG&E Corp. 2.4% 3/1/19	74,000	74,933
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Multi-Utilities - continued
Sempra Energy 2.3% 4/1/17	$ 1,435,000	$ 1,475,242
Wisconsin Energy Corp. 6.25% 5/15/67 (e)	454,000	469,890
		6,842,761
TOTAL UTILITIES		21,726,512
TOTAL NONCONVERTIBLE BONDS (Cost $375,682,075)		387,824,159
U.S. Government and Government Agency Obligations - 9.9%

U.S. Government Agency Obligations - 1.1%
Freddie Mac:
0.875% 10/14/16	2,993,000	3,014,810
1% 9/29/17	3,158,000	3,159,800
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		6,174,610
U.S. Treasury Obligations - 8.8%
U.S. Treasury Notes:
0.375% 5/31/16	7,605,000	7,605,000
0.5% 7/31/17	21,000,000	20,750,625
0.625% 12/15/16 (d)	22,044,000	22,054,315
0.75% 1/15/17	1,748,000	1,752,915
TOTAL U.S. TREASURY OBLIGATIONS		52,162,855
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $58,206,835)		58,337,465
U.S. Government Agency - Mortgage Securities - 1.4%

Fannie Mae - 0.9%
1.85% 10/1/33 (e)	40,976	42,461
1.885% 2/1/33 (e)	28,584	29,696
1.91% 12/1/34 (e)	33,968	35,374
1.91% 3/1/35 (e)	25,656	26,704
1.93% 10/1/33 (e)	13,921	14,365
1.94% 7/1/35 (e)	12,276	12,809
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
2.05% 3/1/35 (e)	$ 5,183	$ 5,341
2.056% 10/1/35 (e)	23,718	24,815
2.23% 7/1/34 (e)	18,478	19,454
2.303% 6/1/36 (e)	29,662	31,414
2.332% 3/1/35 (e)	18,557	19,676
2.363% 12/1/33 (e)	885,260	935,381
2.371% 7/1/35 (e)	105,109	111,151
2.387% 7/1/35 (e)	151,207	160,658
2.421% 10/1/33 (e)	34,120	36,147
2.421% 11/1/36 (e)	206,727	220,237
2.511% 4/1/35 (e)	516,855	552,728
2.536% 6/1/42 (e)	82,711	85,331
2.582% 5/1/35 (e)	73,325	78,283
2.643% 7/1/37 (e)	45,439	48,520
2.949% 11/1/40 (e)	48,872	51,120
2.982% 9/1/41 (e)	58,179	60,919
3.083% 10/1/41 (e)	36,072	37,769
3.205% 1/1/40 (e)	230,211	242,712
3.229% 7/1/41 (e)	92,888	97,888
3.348% 10/1/41 (e)	49,902	52,566
3.482% 3/1/40 (e)	151,193	158,264
3.543% 7/1/41 (e)	94,145	99,558
3.602% 3/1/40 (e)	220,694	235,659
3.606% 12/1/39 (e)	63,708	67,523
4.5% 3/1/35	51,919	56,487
6% 5/1/16 to 4/1/17	65,656	68,519
6.5% 12/1/14 to 8/1/36	833,445	949,617
7% 9/1/18 to 6/1/33	434,716	506,053
7.5% 8/1/17 to 3/1/28	153,045	179,901
8.5% 5/1/21 to 9/1/25	12,108	14,231
9.5% 2/1/25	807	918
10.5% 8/1/20	7,807	8,948
12.5% 4/1/15	776	793
TOTAL FANNIE MAE		5,379,990
Freddie Mac - 0.5%
2.03% 4/1/35 (e)	320,280	335,830
2.373% 1/1/35 (e)	44,994	47,622
2.823% 3/1/33 (e)	3,388	3,618
3.065% 10/1/35 (e)	40,505	43,252
3.234% 4/1/41 (e)	57,683	60,700
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
3.241% 9/1/41 (e)	$ 53,260	$ 56,038
3.282% 6/1/41 (e)	75,364	79,338
3.465% 5/1/41 (e)	61,858	65,394
3.555% 4/1/40 (e)	165,077	175,403
3.587% 2/1/40 (e)	279,642	297,200
3.613% 4/1/40 (e)	130,008	138,824
3.622% 6/1/41 (e)	104,389	110,646
3.693% 5/1/41 (e)	83,568	88,494
4.5% 8/1/18	411,069	436,472
5% 3/1/19	724,268	767,350
8.5% 9/1/24 to 8/1/27	34,930	42,201
TOTAL FREDDIE MAC		2,748,382
Ginnie Mae - 0.0%
7% 7/15/28 to 11/15/28	110,729	130,286
7.5% 2/15/28 to 10/15/28	3,781	4,521
8% 6/15/24	94	110
8.5% 10/15/21	29,297	34,141
11% 7/20/19 to 8/20/19	1,873	2,169
TOTAL GINNIE MAE		171,227
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $7,935,245)		8,299,599
Asset-Backed Securities - 5.2%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.62% 4/25/35 (e)	56,669	49,762
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE1 Class M2, 1.8% 3/25/34 (e)	42,126	38,963
Ally Master Owner Trust:
Series 2012-4 Class A, 1.72% 7/15/19	292,000	294,656
Series 2012-5 Class A, 1.54% 9/15/19	2,977,000	2,985,160
Series 2014-3 Class A, 1.33% 3/15/19	2,425,000	2,429,477
American Express Credit Account Master Trust Series 2013-3 Class A, 0.98% 5/15/19	906,000	908,669
AmeriCredit Auto Receivables Trust Series 2013-5 Class A3, 0.9% 9/10/18	714,000	716,471
Asset-Backed Securities - continued
	Principal Amount	Value
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.2023% 12/25/33 (e)	$ 6,679	$ 6,024
Series 2004-R2 Class M3, 0.9773% 4/25/34 (e)	10,238	6,717
Series 2005-R2 Class M1, 0.6% 4/25/35 (e)	65,624	65,067
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.9323% 3/25/34 (e)	4,092	3,861
Series 2004-W11 Class M2, 1.2% 11/25/34 (e)	63,962	57,911
Series 2004-W7 Class M1, 0.9773% 5/25/34 (e)	185,706	170,890
Series 2006-W4 Class A2C, 0.31% 5/25/36 (e)	137,070	48,460
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 0.975% 4/25/34 (e)	166,292	154,381
Series 2006-HE2 Class M1, 0.5223% 3/25/36 (e)	3,623	30
Bear Stearns Asset Backed Securities I Trust Series 2005-HE2 Class M2, 1.2793% 2/25/35 (e)	413,777	340,364
Capital Auto Receivables Asset Trust Series 2014-2 Class A2, 0.91% 4/20/17	1,000,000	1,000,554
Capital One Multi-Asset Execution Trust Series 2013-A3 Class A3, 0.96% 9/16/19	2,365,000	2,369,191
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.2923% 12/25/36 (e)	205,465	126,061
CIT Equipment Collateral Series 2013-VT1 Class A3, 1.13% 7/20/20 (c)	3,000,000	3,022,901
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.4% 3/25/32 (MGIC Investment Corp. Insured) (e)	9,741	5,271
Series 2004-3 Class M4, 1.6073% 4/25/34 (e)	9,393	6,855
Series 2004-4 Class M2, 0.9473% 6/25/34 (e)	27,101	26,717
Enterprise Fleet Financing LLC Series 2014-1 Class A2, 0.87% 9/20/19 (c)	1,000,000	1,000,373
Fannie Mae Series 2004-T5 Class AB3, 1.0117% 5/28/35 (e)	4,436	4,127
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.3293% 8/25/34 (e)	33,155	26,742
Ford Credit Floorplan Master Owner Trust:
Series 2012-2 Class A, 1.92% 1/15/19	3,310,000	3,382,148
Series 2012-5 Class A, 1.49% 9/15/19	3,055,000	3,062,989
Series 2013-1 Class A1, 0.85% 1/15/18	1,320,000	1,325,678
Fremont Home Loan Trust Series 2005-A:
Class M3, 0.885% 1/25/35 (e)	81,136	67,252
Class M4, 1.17% 1/25/35 (e)	39,567	22,156
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6072% 2/25/47 (c)(e)	272,038	232,086
Asset-Backed Securities - continued
	Principal Amount	Value
GE Business Loan Trust:
Series 2003-1 Class A, 0.5811% 4/15/31 (c)(e)	$ 6,304	$ 6,084
Series 2006-2A:
Class A, 0.3311% 11/15/34 (c)(e)	153,260	144,102
Class B, 0.4311% 11/15/34 (c)(e)	55,608	51,177
Class C, 0.5311% 11/15/34 (c)(e)	91,775	80,176
Class D, 0.9011% 11/15/34 (c)(e)	34,811	29,727
GSAMP Trust Series 2004-AR1 Class B4, 5.5% 6/25/34 (c)	54,683	4,195
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class C, 0.7% 9/25/46 (c)(e)	65,460	65,705
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.47% 8/25/33 (e)	39,511	37,579
Series 2003-3 Class M1, 1.44% 8/25/33 (e)	44,190	41,481
Series 2003-5 Class A2, 0.85% 12/25/33 (e)	2,817	2,617
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.3423% 1/25/37 (e)	141,116	76,426
John Deere Owner Trust Series 2011-A Class A4, 1.96% 4/16/18	184,422	184,537
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.45% 7/25/36 (e)	25,000	1,618
Series 2007-CH1 Class AV4, 0.2823% 11/25/36 (e)	135,709	134,005
KeyCorp Student Loan Trust Series 1999-A Class A2, 0.5644% 12/27/29 (e)	24,048	23,808
Keycorp Student Loan Trust Series 2006-A Class 2C, 1.3844% 3/27/42 (e)	392,000	63,578
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.45% 5/25/37 (e)	54,033	420
Mercedes-Benz Master Owner Trust Series 2012-AA Class A, 0.79% 11/15/17 (c)	1,750,000	1,756,806
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.9% 7/25/34 (e)	16,605	14,189
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.125% 7/25/34 (e)	61,301	52,599
Series 2006-FM1 Class A2B, 0.2623% 4/25/37 (e)	69,836	64,169
Series 2006-OPT1 Class A1A, 0.6723% 6/25/35 (e)	224,506	212,665
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.83% 8/25/34 (e)	4,895	4,666
Series 2004-NC8 Class M6, 2.025% 9/25/34 (e)	67,524	44,533
Series 2005-NC1 Class M1, 0.81% 1/25/35 (e)	45,571	41,987
Series 2005-NC2 Class B1, 1.905% 3/25/35 (e)	27,794	1,668
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.66% 9/25/35 (e)	162,650	135,652
Asset-Backed Securities - continued
	Principal Amount	Value
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.4% 9/25/34 (e)	$ 60,741	$ 54,627
Class M4, 1.6% 9/25/34 (e)	77,891	49,747
Series 2005-WCH1 Class M4, 0.98% 1/25/36 (e)	126,217	103,292
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.95% 4/25/33 (e)	582	552
Santander Drive Auto Receivables Trust:
Series 2013-4 Class B, 2.16% 1/15/20	280,000	285,948
Series 2013-5 Class A3, 0.82% 2/15/18	2,500,000	2,505,933
Saxon Asset Securities Trust Series 2004-1 Class M1, 0.9493% 3/25/35 (e)	111,498	98,307
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.1834% 6/15/33 (e)	111,146	99,260
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.875% 9/25/34 (e)	5,662	4,011
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.01% 9/25/34 (e)	2,472	2,322
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.7904% 4/6/42 (c)(e)	316,998	87,175
Whinstone Capital Management Ltd. Series 1A Class B3, 2.0288% 10/25/44 (c)(e)	203,978	202,958
TOTAL ASSET-BACKED SECURITIES (Cost $29,457,703)		30,728,265
Collateralized Mortgage Obligations - 1.9%

Private Sponsor - 1.0%
Credit Suisse Mortgage Capital Certificates floater Series 2011-7R Class A1, 1.4038% 8/28/47 (c)(e)	18,990	18,977
Credit Suisse Mortgage Trust Series 2012-2R Class 1A1, 2.6424% 5/27/35 (c)(e)	890,815	919,513
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 1.2493% 12/20/54 (e)	25,291	24,798
Series 2006-1A:
Class A5, 0.2893% 12/20/54 (c)(e)	871,674	863,829
Class C2, 1.3493% 12/20/54 (c)(e)	578,000	566,787
Series 2006-2 Class C1, 1.0893% 12/20/54 (e)	463,000	449,666
Series 2006-3 Class C2, 1.1493% 12/20/54 (e)	128,000	124,762
Series 2006-4:
Class B1, 0.3293% 12/20/54 (e)	521,000	503,755
Class C1, 0.9093% 12/20/54 (e)	319,000	305,985
Class M1, 0.4893% 12/20/54 (e)	137,000	131,534
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Granite Master Issuer PLC floater: - continued
Series 2007-1:
Class 1C1, 0.7493% 12/20/54 (e)	$ 258,000	$ 244,739
Class 1M1, 0.4493% 12/20/54 (e)	172,000	165,653
Class 2C1, 1.0093% 12/20/54 (e)	117,000	112,987
Class 2M1, 0.6493% 12/20/54 (e)	222,000	213,542
Series 2007-2 Class 2C1, 1.011% 12/17/54 (e)	308,000	297,436
Granite Mortgages Series 2003-2 Class 1A3, 0.7279% 7/20/43 (e)	163,476	163,513
Granite Mortgages PLC floater:
Series 2003-3 Class 1C, 2.6779% 1/20/44 (e)	36,767	37,927
Series 2004-1 Class 2A1, 0.5549% 3/20/44 (e)	781,745	779,434
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.36% 5/25/47 (e)	45,292	37,204
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.32% 2/25/37 (e)	91,021	83,353
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.5004% 7/10/35 (c)(e)	68,698	63,172
Class B6, 3.0004% 7/10/35 (c)(e)	114,286	106,359
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.2269% 7/20/34 (e)	3,175	3,060
TOTAL PRIVATE SPONSOR		6,217,985
U.S. Government Agency - 0.9%
Fannie Mae:
pass-thru certificates Series 2012-127 Class DH, 4% 11/25/27	611,115	651,398
planned amortization class Series 2002-9 Class PC, 6% 3/25/17	15,521	16,282
sequential payer Series 2004-86 Class KC, 4.5% 5/25/19	11,774	11,879
Series 2010-123 Class DL, 3.5% 11/25/25	178,947	185,662
Series 2010-143 Class B, 3.5% 12/25/25	293,430	306,326
Series 2013-40 Class PV, 2% 1/25/26	862,025	878,145
Freddie Mac:
planned amortization class:
Series 2356 Class GD, 6% 9/15/16	50,579	52,698
Series 2363 Class PF, 6% 9/15/16	60,076	62,487
Series 3820 Class DA, 4% 11/15/35	407,418	437,272
Series 4176 Class BA, 3% 2/15/33	559,042	578,005
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac: - continued
Series 3777 Class AC, 3.5% 12/15/25	$ 780,947	$ 828,587
Series 3949 Class MK, 4.5% 10/15/34	336,114	363,047
Series 4181 Class LA, 3% 3/15/37	793,584	817,568
Ginnie Mae guaranteed REMIC pass-thru certificates floater sequential payer Series 2011-150 Class D, 3% 4/20/37	124,341	126,202
TOTAL U.S. GOVERNMENT AGENCY		5,315,558
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $8,686,239)		11,533,543
Commercial Mortgage Securities - 8.7%

7 WTC Depositor LLC Trust Series 2012-7WTC Class A, 4.0824% 3/13/31 (c)	701,050	731,637
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.5489% 2/14/43 (e)(g)	73,339	1,778
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.901% 5/10/45 (e)	77,079	78,648
Series 2006-6 Class A3, 5.369% 10/10/45	432,000	442,898
Series 2006-4 Class A1A, 5.617% 7/10/46 (e)	854,172	931,089
Series 2006-6 Class E, 5.619% 10/10/45 (c)	125,000	13,820
Series 2007-3 Class A3, 5.7155% 6/10/49 (e)	343,145	342,899
Banc of America REMIC Trust Series 2012-CLRN Class A1, 1.3011% 8/15/29 (c)(e)	1,080,000	1,081,068
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1% 12/25/33 (c)(e)	4,836	4,356
Series 2005-4A:
Class A2, 0.54% 1/25/36 (c)(e)	107,794	97,942
Class B1, 1.55% 1/25/36 (c)(e)	8,898	1,727
Class M1, 0.6% 1/25/36 (c)(e)	34,772	19,283
Class M2, 0.62% 1/25/36 (c)(e)	10,432	5,462
Class M3, 0.65% 1/25/36 (c)(e)	15,235	7,795
Class M4, 0.76% 1/25/36 (c)(e)	8,426	4,067
Class M5, 0.8% 1/25/36 (c)(e)	8,426	2,948
Class M6, 0.85% 1/25/36 (c)(e)	8,949	2,480
Series 2006-3A Class M4, 0.58% 10/25/36 (c)(e)	6,943	858
Series 2007-1 Class A2, 0.42% 3/25/37 (c)(e)	75,951	53,063
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-2A:
Class A1, 0.42% 7/25/37 (c)(e)	$ 77,450	$ 64,119
Class A2, 0.47% 7/25/37 (c)(e)	72,408	52,803
Class M1, 0.52% 7/25/37 (c)(e)	25,427	8,312
Class M2, 0.56% 7/25/37 (c)(e)	13,737	2,342
Class M3, 0.64% 7/25/37 (c)(e)	13,857	1,416
Class M4, 0.8% 7/25/37 (c)(e)	7,265	224
Series 2007-3:
Class A2, 0.44% 7/25/37 (c)(e)	67,042	48,312
Class M1, 0.46% 7/25/37 (c)(e)	14,872	9,552
Class M2, 0.49% 7/25/37 (c)(e)	15,956	9,101
Class M3, 0.52% 7/25/37 (c)(e)	24,615	10,578
Class M4, 0.65% 7/25/37 (c)(e)	38,948	9,612
Class M5, 0.75% 7/25/37 (c)(e)	20,245	4,545
Class M6, 0.95% 7/25/37 (c)(e)	1,809	12
Series 2007-4A:
Class M1, 1.1043% 9/25/37 (c)(e)	30,597	3,362
Class M2, 1.2043% 9/25/37 (c)(e)	30,506	1,515
Series 2007-5A, Class IO, 4.186% 10/25/37 (c)(e)(g)	700,926	36,153
Bear Stearns Commercial Mortgage Securities Trust:
floater Series 2007-BBA8:
Class H, 0.7011% 3/15/22 (c)(e)	23,559	23,559
Class J, 0.8511% 3/15/22 (c)(e)	76,569	74,365
sequential payer:
Series 2006-PW13 Class A1A, 5.533% 9/11/41	791,369	858,063
Series 2006-PW14 Class A1A, 5.189% 12/11/38	416,915	454,742
Series 2006-T22 Class A1A, 5.761% 4/12/38 (e)	842,607	903,642
Series 2006-PW12 Class A1A, 5.891% 9/11/38 (e)	703,710	761,042
Series 2007-PW18 Class X2, 0.4573% 6/11/50 (c)(e)(g)	10,961,909	63,612
Series 2007-T28 Class X2, 0.304% 9/11/42 (c)(e)(g)	6,730,010	17,417
C-BASS Trust floater Series 2006-SC1 Class A, 0.4243% 5/25/36 (c)(e)	55,305	53,333
CD Commercial Mortgage Trust Series 2007-CD5 Class A1A, 5.8% 11/15/44	874,174	970,557
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 1.6842% 5/15/35 (c)(e)(g)	458,013	4,469
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4 Class A3, 5.293% 12/11/49	174,133	177,416
Series 2006-CD2 Class A1B, 5.4876% 1/15/46 (e)	1,321,434	1,397,387
Commercial Mortgage Securities - continued
	Principal Amount	Value
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (e)	$ 241,000	$ 230,391
COMM Mortgage Trust:
Series 2013-LC6 Class ASB, 2.478% 1/10/46	1,180,000	1,172,138
Series 2014-CR15 Class A2, 2.968% 2/10/47	884,000	919,502
Series 2014-CR17 Class A2, 3.012% 5/10/47	790,000	814,688
Series 2014-UBS3 Class A2, 2.844% 6/10/47	1,960,000	2,019,413
COMM Mortgage Trust pass-thru certificates:
floater:
Series 2005-F10A Class J, 1.0011% 4/15/17 (c)(e)	14,378	14,378
Series 2006-FL12 Class AJ, 0.2811% 12/15/20 (c)(e)	70,368	70,104
sequential payer:
Series 2006-C7 Class A1A, 5.9336% 6/10/46 (e)	1,164,200	1,258,416
Series 2006-C8:
Class A1A, 5.292% 12/10/46	789,833	863,910
Class A4, 5.306% 12/10/46	790,000	856,031
Series 2004-LB4A Class A5, 4.84% 10/15/37	2,007,768	2,019,523
Series 2006-C7 Class A4, 5.9446% 6/10/46 (e)	209,191	225,581
Credit Suisse Commercial Mortgage Trust sequential payer:
Series 2007-C2 Class A3, 5.542% 1/15/49 (e)	432,000	474,797
Series 2007-C3 Class A4, 5.8658% 6/15/39 (e)	79,227	86,231
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.5011% 4/15/22 (c)(e)	771,000	753,733
Credit Suisse First Boston Mortgage Securities Corp.:
Series 2001-CK6 Class AX, 1.6122% 8/15/36 (e)(g)	12,696	16
Series 2001-CKN5 Class AX, 0% 9/15/34 (c)(e)(g)	948	0
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1 Class F, 0.4711% 2/15/22 (c)(e)	6,484	6,417
Series 2007-C1 Class B, 5.487% 2/15/40 (c)(e)	330,000	46,770
Series 2014-ICE:
Class A, 1.1% 4/20/27 (e)	810,000	810,000
Class B, 1.55% 4/20/27 (c)(e)	711,000	711,000
Extended Stay America Trust floater Series 2013-ESFL:
Class A1FL, 0.951% 12/5/31 (c)(e)	478,564	478,564
Class A2FL, 0.851% 12/5/31 (c)(e)	630,000	629,618
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	1,136,000	1,241,802
Series 2001-1 Class X1, 1.3938% 5/15/33 (c)(e)(g)	31,568	764
Commercial Mortgage Securities - continued
	Principal Amount	Value
GE Capital Commercial Mortgage Corp.: - continued
Series 2006-C1 Class A1A, 5.4566% 3/10/44 (e)	$ 482,616	$ 513,317
Greenwich Capital Commercial Funding Corp.:
sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	1,090,000	1,193,232
Series 2007-GG11 Class A1, 0.4614% 12/10/49 (c)(e)(g)	3,053,177	3,099
GS Mortgage Securities Corp. II Series 2006-GG6 Class A1A, 5.556% 4/10/38 (e)	430,953	457,765
GS Mortgage Securities Corp. Trust Series 2013- C, 2.974% 1/10/30 (c)	150,000	152,503
GS Mortgage Securities Trust:
sequential payer Series 2006-GG8:
Class A1A, 5.547% 11/10/39	541,739	588,526
Class A4, 5.56% 11/10/39 (e)	399,000	433,767
Series 2012-GC6 Class A1, 1.282% 1/10/45	119,648	120,298
Hilton U.S.A. Trust:
floater Series 2013-HLF Class AFL, 1.153% 11/5/30 (c)(e)	486,000	486,287
Series 2013-HLT:
Class CFX, 3.7141% 11/5/30 (c)	110,000	112,289
Class DFX, 4.4065% 11/5/30 (c)	1,039,000	1,078,618
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FL2A:
Class E, 0.4311% 11/15/18 (c)(e)	19,769	19,568
Class F, 0.4811% 11/15/18 (c)(e)	44,014	43,359
Class G, 0.5111% 11/15/18 (c)(e)	38,259	37,112
Class H, 0.6511% 11/15/18 (c)(e)	29,463	28,472
sequential payer:
Series 2006-CB17 Class A3, 5.45% 12/12/43	10,439	10,424
Series 2006-LDP8 Class A1A, 5.397% 5/15/45	422,667	458,619
Series 2007-LD11:
Class A2, 5.9741% 6/15/49 (e)	63,119	63,106
Class A4, 5.9891% 6/15/49 (e)	29,781	32,877
Series 2007-LDPX Class A3, 5.42% 1/15/49	563,341	617,358
Series 2006-LDP7 Class A1A, 6.0252% 4/15/45 (e)	1,015,270	1,102,660
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2005-C1 Class A1A, 4.581% 2/15/30	629,089	639,966
Series 2006-C6 Class A4, 5.372% 9/15/39	233,000	253,251
Series 2006-C7 Class A2, 5.3% 11/15/38	111,692	115,440
Series 2007-C1 Class A4, 5.424% 2/15/40	27,816	30,482
Series 2007-C2 Class A3, 5.43% 2/15/40	85,513	94,065
Commercial Mortgage Securities - continued
	Principal Amount	Value
LB-UBS Commercial Mortgage Trust: - continued
Series 2006-C6 Class A1A, 5.342% 9/15/39 (e)	$ 737,286	$ 800,684
Series 2007-C7:
Class A3, 5.866% 9/15/45	1,130,185	1,277,754
Class XCP, 0.4192% 9/15/45 (e)(g)	12,171,718	19,840
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA Class H, 0.5511% 9/15/21 (c)(e)	8,568	8,538
Merrill Lynch Mortgage Trust:
Series 2005-CKI1 Class A1A, 5.4573% 11/12/37 (e)	232,400	244,017
Series 2005-LC1 Class F, 5.6008% 1/12/44 (c)(e)	188,000	167,790
Series 2006-C2 Class A1A, 5.739% 8/12/43 (e)	731,937	798,165
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.2703% 12/12/49 (e)	10,758	10,736
sequential payer:
Series 2006-4 Class ASB, 5.133% 12/12/49 (e)	81,684	83,703
Series 2007-5 Class A4, 5.378% 8/12/48	8,871	9,601
Series 2006-4 Class XP, 0.8119% 12/12/49 (e)(g)	2,779,122	9,566
Series 2007-6 Class B, 5.635% 3/12/51 (e)	216,000	71,280
Series 2007-7 Class B, 5.9126% 6/12/50 (e)	19,000	694
Morgan Stanley BAML Trust Series 2014-C14 Class A2, 3.077% 2/15/47	817,000	847,979
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.352% 7/15/19 (c)(e)	40,774	25,407
Series 2007-XLFA:
Class A2, 0.252% 10/15/20 (c)(e)	226,954	226,618
Class C, 0.312% 10/15/20 (c)(e)	124,000	123,019
Class D, 0.342% 10/15/20 (c)(e)	76,067	74,856
Class E, 0.402% 10/15/20 (c)(e)	95,138	93,148
Class F, 0.452% 10/15/20 (c)(e)	57,094	55,614
Class G, 0.492% 10/15/20 (c)(e)	70,577	68,042
Class H, 0.582% 10/15/20 (c)(e)	44,426	40,609
Class J, 0.732% 10/15/20 (c)(e)	25,649	13,186
Series 2006-HQ9 Class A4, 5.731% 7/12/44 (e)	712,191	768,657
Series 2006-IQ11 Class A1A, 5.8168% 10/15/42 (e)	868,831	931,691
Series 2006-T23 Class A3, 5.9816% 8/12/41 (e)	98,346	99,322
Series 2007-T27 Class A1A, 5.8315% 6/11/42 (e)	949,040	1,060,536
Providence Place Group Ltd. Partnership sequential payer Series 2000-C1 Class A1, 7.75% 7/20/16 (c)	66,462	70,384
Commercial Mortgage Securities - continued
	Principal Amount	Value
SCG Trust Series 2013-SRP1 Class A, 1.5522% 11/15/26 (c)(e)	$ 518,000	$ 519,650
UBS Commercial Mortgage Trust Series 2012-C1 Class A2, 2.18% 5/10/45	520,000	531,594
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class G, 0.5111% 9/15/21 (c)(e)	119,254	116,910
Class J, 0.7511% 9/15/21 (c)(e)	45,086	43,298
Series 2007-WHL8:
Class F, 0.6311% 6/15/20 (c)(e)	526,588	486,010
Class LXR1, 0.8511% 6/15/20 (c)(e)	26,291	25,813
sequential payer:
Series 2006-C29 Class A1A, 5.297% 11/15/48	1,189,686	1,303,841
Series 2007-C30 Class A5, 5.342% 12/15/43	231,000	252,507
Series 2007-C32 Class A3, 5.9341% 6/15/49 (e)	367,000	405,017
Series 2007-C33 Class A5, 6.1321% 2/15/51 (e)	143,000	160,048
Series 2005-C22 Class F, 5.5471% 12/15/44 (c)(e)	360,000	79,200
Series 2006-C23 Class A1A, 5.422% 1/15/45 (e)	877,457	933,005
Series 2006-C24 Class A1A, 5.557% 3/15/45 (e)	769,723	823,992
Series 2006-C25 Class A1A, 5.9028% 5/15/43 (e)	774,020	838,413
Series 2006-C26 Class A1A, 6.009% 6/15/45 (e)	564,764	611,020
Series 2006-C27:
Class A1A, 5.749% 7/15/45 (e)	446,344	486,220
Class A3, 5.765% 7/15/45 (e)	360,219	383,978
Series 2007-C31 Class C, 5.8591% 4/15/47 (e)	59,000	56,754
Series 2007-C31A Class A2, 5.421% 4/15/47	77,553	77,644
WF-RBS Commercial Mortgage Trust Series 2013-C11 Class ASB, 2.63% 3/15/45	1,310,000	1,307,367
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $49,532,494)		51,679,344
Municipal Securities - 0.4%

Illinois Gen. Oblig.:
Series 2011, 5.877% 3/1/19	1,575,000	1,780,868
Series 2013, 2.69% 12/1/17	500,000	509,205
TOTAL MUNICIPAL SECURITIES (Cost $2,269,510)		2,290,073
Foreign Government and Government Agency Obligations - 1.2%
	Principal Amount	Value
Banco Nacional de Desenvolvimento Economico e Social 3.375% 9/26/16 (c)	$ 520,000	$ 534,820
Brazilian Federative Republic 6% 1/17/17	2,000,000	2,229,000
New Brunswick Province 2.75% 6/15/18	1,300,000	1,363,565
Ontario Province 1% 7/22/16	3,000,000	3,028,017
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $7,024,666)		7,155,402
Fixed-Income Funds - 1.9%
	Shares
Fidelity Specialized High Income Central Fund (f) (Cost $10,650,225)	103,244	11,142,125
Money Market Funds - 6.2%

Fidelity Cash Central Fund, 0.10% (a) (Cost $36,568,216)	36,568,216	36,568,216
TOTAL INVESTMENT PORTFOLIO - 102.3% (Cost $586,013,208)		605,558,191
NET OTHER ASSETS (LIABILITIES) - (2.3)%		(13,830,386)
NET ASSETS - 100%		$ 591,727,805
Swaps
Credit Default Swaps
Underlying Reference	Rating(1)	Expiration Date	Clearinghouse/Counterparty	Fixed Payment Received/(Paid)	Notional Amount (2)	Value (1)	Upfront Premium Received/(Paid)	Unrealized Appreciation/(Depreciation)
Sell Protection
Morgan Stanley ABS Capital I Inc Series 2004-NC8 Class B3	C	Oct. 2034	Merrill Lynch, Inc.	4.60%	$ 67,348	$ (51,053)	$ 0	$ (51,053)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $72,198,120 or 12.2% of net assets.

(d) Security or a portion of the security has been segregated as collateral for open bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $121,057.
(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 11,526
Fidelity Specialized High Income Central Fund	379,420
Total	$ 390,946
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Specialized High Income Central Fund	$ 5,438,117	$ 5,382,688	$ -	$ 11,142,125	2.4%
Other Information

The following is a summary of the inputs used, as of May 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 387,824,159	$ -	$ 387,824,159	$ -
U.S. Government and Government Agency Obligations	58,337,465	-	58,337,465	-
U.S. Government Agency - Mortgage Securities	8,299,599	-	8,299,599	-
Asset-Backed Securities	30,728,265	-	30,358,771	369,494
Collateralized Mortgage Obligations	11,533,543	-	11,364,012	169,531
Commercial Mortgage Securities	51,679,344	-	51,679,344	-
Municipal Securities	2,290,073	-	2,290,073	-
Foreign Government and Government Agency Obligations	7,155,402	-	7,155,402	-
Fixed-Income Funds	11,142,125	11,142,125	-	-
Money Market Funds	36,568,216	36,568,216	-	-
Total Investments in Securities:	$ 605,558,191	$ 47,710,341	$ 557,308,825	$ 539,025
Derivative Instruments:
Liabilities
Swaps	$ (51,053)	$ -	$ (51,053)	$ -
Income Tax Information

At May 31, 2014, the cost of investment securities for income tax purposes was $591,753,237. Net unrealized appreciation aggregated $13,804,954, of which $15,154,501 related to appreciated investment securities and $1,349,547 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Mortgage
Securities Fund
Class A
Class T
Class B
Class C
Institutional Class

May 31, 2014

1.804866.110

AMOR-QTLY-0714

Investments May 31, 2014 (Unaudited)

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 97.5%
	Principal Amount (000s)	Value (000s)
Fannie Mae - 57.7%
1.814% 9/1/36 (d)	$ 92	$ 95
2.139% 3/1/36 (d)	189	204
2.204% 1/1/35 (d)	265	280
2.294% 7/1/35 (d)	7	7
2.303% 6/1/36 (d)	43	46
2.332% 3/1/35 (d)	37	39
2.338% 9/1/36 (d)	143	152
2.344% 5/1/36 (d)	233	244
2.367% 4/1/36 (d)	157	167
2.387% 7/1/35 (d)	63	67
2.395% 6/1/36 (d)	555	590
2.421% 10/1/33 (d)	51	54
2.421% 11/1/36 (d)	54	57
2.462% 4/1/37 (d)	137	143
2.47% 8/1/35 (d)	351	372
2.5% 10/1/36 (d)	172	184
2.5% 3/1/43 to 7/1/43	1,294	1,230
2.5% 6/1/44 (b)	4,900	4,654
2.584% 5/1/36 (d)	49	51
2.655% 9/1/37 (d)	29	31
2.966% 8/1/41 (d)	768	803
3% 4/1/27 to 9/1/43	137,108	135,959
3.167% 3/1/42 (d)	4,225	4,443
3.375% 9/1/41 (d)	196	207
3.482% 3/1/40 (d)	327	342
3.5% 1/1/26 to 8/1/43	36,020	37,225
3.5% 6/1/44 (b)	14,200	14,624
3.5% 6/1/44 (b)	6,000	6,179
3.5% 6/1/44 (b)	11,200	11,534
3.5% 6/1/44 (b)	21,700	22,347
3.5% 6/1/44 (b)	100	103
3.5% 6/1/44 (b)	4,600	4,737
4% 11/1/26 to 1/1/44	77,889	82,790
4% 6/1/44 (b)	67,500	71,492
4% 6/1/44 (b)	5,900	6,249
4% 6/1/44 (b)	6,100	6,461
4% 6/1/44 (b)	700	741
4% 6/1/44 (b)	300	318
4% 6/1/44 (b)	4,200	4,448
4% 6/1/44 (b)	22,400	23,725
4% 6/1/44 (b)	4,400	4,660
4.5% 5/1/25 to 10/1/41	30,925	33,537
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4.5% 6/1/44 (b)	$ 13,500	$ 14,592
4.5% 6/1/44 (b)	11,200	12,106
5% 5/1/20 to 4/1/42	13,916	15,396
5.5% 2/1/18 to 6/1/36	3,156	3,516
5.5% 6/1/44 (b)	9,000	10,030
5.565% 8/1/46 (d)	45	48
6.5% 9/1/14 to 5/1/38	2,498	2,800
7% 12/1/15 to 5/1/30	1,405	1,618
7.21% 12/1/36 (d)	44	47
7.5% 8/1/22 to 9/1/32	739	871
8% 12/1/29 to 3/1/37	15	18
8.5% 1/1/16 to 7/1/31	103	120
9% 10/1/30	208	255
9.5% 7/1/16 to 8/1/22	19	21
12.5% 8/1/15 to 3/1/16	3	3
12.75% 2/1/15	1	1
		543,033
Freddie Mac - 17.5%
1.82% 3/1/35 (d)	132	137
2.05% 6/1/37 (d)	31	33
2.095% 8/1/37 (d)	93	98
2.121% 5/1/37 (d)	75	79
2.125% 3/1/36 (d)	468	494
2.14% 11/1/35 (d)	308	326
2.356% 5/1/34 (d)	10	10
2.385% 6/1/37 (d)	28	30
2.415% 6/1/37 (d)	293	313
2.418% 4/1/37 (d)	103	110
2.451% 6/1/37 (d)	584	619
2.492% 4/1/35 (d)	11	12
2.595% 4/1/37 (d)	9	9
2.689% 6/1/33 (d)	897	958
2.795% 7/1/36 (d)	123	132
2.825% 12/1/36 (d)	399	426
2.905% 10/1/36 (d)	15	15
3% 11/1/42 to 2/1/44	26,643	26,392
3.065% 10/1/35 (d)	58	62
3.084% 9/1/41 (d)	913	956
3.5% 1/1/26 to 10/1/43	29,922	30,859
3.5% 6/1/44 (b)	4,500	4,628
4% 9/1/41 to 5/1/42	20,066	21,291
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
4% 6/1/44 (b)	$ 4,500	$ 4,759
4.5% 7/1/25 to 10/1/41	12,959	14,067
4.5% 6/1/44 (b)	600	649
4.5% 6/1/44 (b)	2,100	2,270
5% 7/1/33 to 9/1/40 (c)	18,010	19,973
5.5% 10/1/17 to 10/1/39	16,666	18,574
6% 5/1/16 to 6/1/39	3,780	4,228
6.5% 12/1/14 to 9/1/39	5,991	6,770
7% 6/1/21 to 9/1/36	1,927	2,232
7.5% 7/1/14 to 7/1/34	2,672	3,135
8% 11/1/16 to 1/1/37	22	26
8.5% 6/1/16 to 9/1/20	6	6
9% 9/1/16 to 5/1/21	36	39
10% 1/1/16 to 12/1/18	2	2
12.5% 12/1/14	0*	0*
13% 6/1/15	0*	0*
		164,719
Ginnie Mae - 22.3%
3% 4/20/43 to 4/20/44	2,415	2,433
3% 6/1/44 (b)	3,500	3,522
3.5% 3/15/42 to 2/20/44	25,485	26,539
3.5% 6/1/44 (b)	22,800	23,715
4% 7/20/33 to 10/15/42	32,230	34,477
4% 6/1/44 (b)	8,600	9,181
4.497% 1/20/62 (h)	791	867
4.5% 8/15/33 to 3/20/41	45,742	50,091
4.564% 11/20/61 (h)	915	1,000
4.751% 12/20/60 (h)	13,449	14,608
4.814% 1/20/61 (h)	312	340
5% 9/20/33 to 6/20/41	24,573	27,373
5.5% 10/15/33 to 9/15/39	3,881	4,400
6% 8/15/32 to 6/15/36	7,184	8,297
6.5% 10/15/34 to 7/15/36	260	301
7% 2/15/24 to 4/20/32	1,038	1,230
7.5% 12/15/16 to 12/15/29	437	512
8% 6/15/21 to 12/15/25	233	275
8.5% 12/15/16 to 10/15/28	212	252
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae - continued
9% 11/20/17	$ 1	$ 1
10.5% 10/20/17 to 2/20/18	4	4
		209,418
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $898,281)		917,170
Asset-Backed Securities - 7.6%

American Credit Acceptance Receivables Trust:
Series 2012-2 Class A, 1.89% 7/15/16 (a)	387	388
Series 2013-2 Class A, 1.32% 2/15/17 (a)	1,419	1,421
Series 2014-1 Class A, 1.14% 3/12/18 (a)	3,934	3,938
Ameriquest Mortgage Securities, Inc. pass-thru certificates Series 2005-R6 Class A2, 0.35% 8/25/35 (d)	1,038	1,031
CFC LLC:
Series 2013-1A Class A, 1.65% 7/17/17 (a)	124	124
Series 2013-2A Class A, 1.75% 11/15/17 (a)	6,869	6,897
Series 2014-1A Class A, 1.46% 12/17/18 (a)	5,725	5,716
Chase Funding Mortgage Loan Asset-Backed Certificates Series 2003-3 Class 1A5, 4.66% 3/25/33	5,369	5,334
CPS Auto Receivables Trust:
Series 2013-C Class A, 1.64% 4/16/18 (a)	3,018	3,033
Series 2013-D Class A, 1.54% 7/16/18 (a)	4,204	4,219
Exeter Automobile Receivables Trust:
Series 2013-1A Class A, 1.29% 10/16/17 (a)	2,527	2,532
Series 2013-2A, Class A, 1.49% 11/15/17 (a)	6,234	6,255
Series 2014-1A Class A, 1.29% 5/15/18 (a)	2,615	2,621
Series 2014-2A Class A, 1.06% 8/15/18 (a)	4,000	4,000
GSAMP Trust:
Series 2004-AR1 Class B4, 5.5% 6/25/34 (a)	82	6
Series 2004-AR2 Class B1, 3% 8/25/34 (d)	497	9
HLSS Servicer Advance Receivables Backed Notes:
Series 2014-T1 Class AT1, 1.24% 1/17/45 (a)	4,371	4,378
1.2865% 9/15/44 (a)	5,000	5,006
JPMorgan Mortgage Acquisition Trust:
Series 2007-CH1 Class AF3, 5.532% 11/25/36	2,356	2,421
Series 2007-CH4 Class A3, 0.26% 2/25/32 (d)	4,510	4,472
PennyMac Loan Trust Series 2011-NPL1 Class M1, 5% 9/25/51 (a)	2,162	2,172
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Stanwich Mortgage Loan Trust Series 2012-NPL5 Class A, 2.9814% 10/18/42 (a)	$ 123	$ 123
Structured Asset Securities Corp.:
Series 2005-NC2 Class M3, 0.58% 5/25/35 (d)	1,995	1,855
Series 2007-BC3 Class 2A1, 0.21% 5/25/47 (d)	3,372	3,353
TOTAL ASSET-BACKED SECURITIES (Cost $71,973)		71,304
Collateralized Mortgage Obligations - 12.4%

Private Sponsor - 6.0%
BCAP LLC Trust sequential payer Series 2010-RR12 Class 3A5, 5% 8/26/37 (a)(d)	20	20
BCAP LLC Trust sequential payer Series 2010-RR11 Class 6A1, 2.509% 3/27/36 (a)(d)	4,244	4,237
Citigroup Mortgage Loan Trust:
sequential payer Series 2012-A Class A, 2.5% 6/25/51 (a)	531	513
Series 2010-7 Class 9A1, 4.5% 10/25/37 (a)	682	685
Credit Suisse Commercial Mortgage Trust floater Series 2010-15R Class 5A5, 0.5123% 11/26/35 (a)(d)	5,500	5,034
Credit Suisse Mortgage Capital Certificates floater Series 2011-7R Class A1, 1.4038% 8/28/47 (a)(d)	92	92
Credit Suisse Mortgage Trust Series 2012-2R Class 1A1, 2.6424% 5/27/35 (a)(d)	832	859
CSMC:
floater Series 2011-1R Class A1, 1.1538% 2/27/47 (a)(d)	586	585
Series 2014-3R Class 2A1, 0.8555% 5/27/37 (a)(d)	2,116	2,020
FDIC Trust Series 2013-N1 Class A, 4.5% 10/25/18 (a)	2,306	2,339
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.572% 10/25/34 (d)	526	525
Granite Master Issuer PLC floater:
Series 2005-2 Class A6, 0.4093% 12/20/54 (d)	2,047	2,031
Series 2006-1A Class A5, 0.2893% 12/20/54 (a)(d)	1,832	1,815
Series 2006-4 Class A4, 0.2493% 12/20/54 (d)	1,643	1,627
Series 2007-1:
Class 2A1, 0.2893% 12/20/54 (d)	2,087	2,068
Class 3A1, 0.3493% 12/20/54 (d)	1,855	1,838
Series 2007-2:
Class 2A1, 0.231% 12/17/54 (d)	2,248	2,226
Class 3A1, 0.331% 12/17/54 (d)	1,360	1,348
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Granite Mortgages Series 2003-2 Class 1A3, 0.7279% 7/20/43 (d)	$ 237	$ 237
Granite Mortgages PLC floater:
Series 2003-3 Class 1A3, 0.6279% 1/20/44 (d)	639	637
Series 2004-1 Class 2A1, 0.5549% 3/20/44 (d)	3,513	3,503
Series 2004-3 Class 2A1, 0.5149% 9/20/44 (d)	2,137	2,129
JPMorgan REREMIC Trust floater Series 2009-5 Class 2A1, 1.8553% 1/26/37 (a)(d)	737	735
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.36% 5/25/47 (d)	372	306
MASTR Alternative Loan Trust Series 2004-6 Class 5A1, 5.4611% 7/25/19 (d)	2,315	2,402
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.32% 2/25/37 (d)	1,814	1,661
Morgan Stanley Re-REMIC Trust Series 2010-R6 Class 1A, 2.6101% 2/26/37 (a)(d)	5,951	6,084
PMT Loan Trust Series 2013-J1 Class A1, 3.5% 9/25/43 (a)	10	10
Structured Asset Securities Corp. Series 2003-15A Class 4A, 2.5126% 4/25/33 (d)	212	212
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 0.79% 9/25/43 (d)	437	430
WaMu Mortgage pass-thru certificates sequential payer:
Series 2002-S8 Class 2A7, 5.25% 1/25/18	456	458
Series 2003-MS5 Class 1A1, 5% 3/25/18	568	583
Wells Fargo Mortgage Backed Securities Trust:
Series 2003-I Class A1, 2.4908% 9/25/33 (d)	1,332	1,353
Series 2005-AR2 Class 1A2, 2.6154% 3/25/35 (d)	305	227
Series 2006-AR10 Class 3A1, 2.615% 7/25/36 (d)	1,788	1,796
Series 2007-9:
Class 1A5, 5.5% 7/25/37	1,780	1,834
Class 1A8, 5.5% 7/25/37	2,181	2,242
TOTAL PRIVATE SPONSOR		56,701
U.S. Government Agency - 6.4%
Fannie Mae:
floater:
Series 2003-118 Class S, 7.95% 12/25/33 (d)(f)(g)	486	102
Series 2007-57 Class FA, 0.38% 6/25/37 (d)	2,125	2,122
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae: - continued
planned amortization class:
Series 1994-23 Class PZ, 6% 2/25/24	$ 3,048	$ 3,374
Series 1999-17 Class PG, 6% 4/25/29	1,008	1,110
Series 1999-32 Class PL, 6% 7/25/29	837	924
Series 1999-33 Class PK, 6% 7/25/29	483	534
Series 2001-52 Class YZ, 6.5% 10/25/31	57	64
Series 2005-39 Class TE, 5% 5/25/35	1,120	1,239
Series 2005-73 Class SA, 17.16% 8/25/35 (d)(g)	188	228
Series 2006-105 Class MD, 5.5% 6/25/35	1,145	1,194
Series 2011-35 Class PA, 4% 2/25/39	892	934
sequential payer:
Series 2001-20 Class Z, 6% 5/25/31	919	1,012
Series 2001-31 Class ZC, 6.5% 7/25/31	419	483
Series 2002-16 Class ZD, 6.5% 4/25/32	145	168
Series 2002-74 Class SV, 7.4% 11/25/32 (d)(f)	309	61
Series 2002-79 Class Z, 5.5% 11/25/22	474	527
Series 06-116 Class SG, 6.49% 12/25/36 (d)(f)(g)	335	57
Series 07-40 Class SE, 6.29% 5/25/37 (d)(f)(g)	209	32
Series 1993-165 Class SH, 19.3755% 9/25/23 (d)(g)	47	62
Series 2003-21 Class SK, 7.95% 3/25/33 (d)(f)(g)	163	45
Series 2003-35 Class TQ, 7.35% 5/25/18 (d)(f)(g)	98	9
Series 2003-42 Class SJ, 6.9% 11/25/22 (d)(f)(g)	14	0*
Series 2007-57 Class SA, 39.72% 6/25/37 (d)(g)	636	1,207
Series 2007-66:
Class FB, 0.55% 7/25/37 (d)	1,122	1,130
Class SB, 38.7% 7/25/37 (d)(g)	207	392
Series 2008-12 Class SG, 6.2% 3/25/38 (d)(f)(g)	1,161	164
Series 2009-114 Class AI, 5% 12/25/23 (f)	552	34
Series 2009-16 Class SA, 6.1% 3/25/24 (d)(f)(g)	541	35
Series 2009-76 Class MI, 5.5% 9/25/24 (f)	354	23
Series 2009-85 Class IB, 4.5% 8/25/24 (f)	159	13
Series 2009-93 Class IC, 4.5% 9/25/24 (f)	236	19
Series 2010-12 Class AI, 5% 12/25/18 (f)	1,035	75
Series 2010-135 Class LS, 5.9% 12/25/40 (d)(f)(g)	1,002	162
Series 2010-139 Class NI, 4.5% 2/25/40 (f)	1,273	219
Series 2010-23:
Class AI, 5% 12/25/18 (f)	456	31
Class HI, 4.5% 10/25/18 (f)	301	20
Series 2010-29 Class LI, 4.5% 6/25/19 (f)	957	62
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae: - continued
Series 2010-97 Class CI, 4.5% 8/25/25 (f)	$ 502	$ 46
Series 2011-67 Class AI, 4% 7/25/26 (f)	342	39
Series 2011-83 Class DI, 6% 9/25/26 (f)	545	83
Series 2013-N1 Class A, 6.57% 6/25/35 (d)(f)(g)	966	179
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339 Class 29, 5.5% 7/1/18 (f)	300	22
Series 348 Class 14, 6.5% 8/1/34 (d)(f)	265	53
Series 351:
Class 12, 5.5% 4/1/34 (d)(f)	184	28
Class 13, 6% 3/1/34 (f)	242	38
Series 359 Class 19, 6% 7/1/35 (f)	187	33
Series 384 Class 6, 5% 7/25/37 (f)	667	108
Freddie Mac:
planned amortization class:
Series 2095 Class PE, 6% 11/15/28	1,043	1,154
Series 2104 Class PG, 6% 12/15/28	311	343
Series 2121 Class MG, 6% 2/15/29	424	468
Series 2154 Class PT, 6% 5/15/29	691	761
Series 2162 Class PH, 6% 6/15/29	112	123
Series 2520 Class BE, 6% 11/15/32	525	579
Series 2585 Class KS, 7.4489% 3/15/23 (d)(f)(g)	59	9
Series 2590 Class YR, 5.5% 9/15/32 (f)	3	0*
Series 2802 Class OB, 6% 5/15/34	2,772	3,105
Series 2810 Class PD, 6% 6/15/33	184	186
Series 3002 Class NE, 5% 7/15/35	680	753
Series 3189 Class PD, 6% 7/15/36	610	701
Series 3415 Class PC, 5% 12/15/37	291	313
Series 3786 Class HI, 4% 3/15/38 (f)	1,160	182
Series 3806 Class UP, 4.5% 2/15/41	1,804	1,946
Series 3832 Class PE, 5% 3/15/41	960	1,060
Series 70 Class C, 9% 9/15/20	19	21
sequential payer:
Series 2114 Class ZM, 6% 1/15/29	148	164
Series 2135 Class JE, 6% 3/15/29	519	571
Series 2274 Class ZM, 6.5% 1/15/31	226	260
Series 2281 Class ZB, 6% 3/15/30	203	224
Series 2357 Class ZB, 6.5% 9/15/31	453	523
Series 2502 Class ZC, 6% 9/15/32	526	583
Series 3097 Class IA, 5.5% 3/15/33 (f)	135	2
Series 4302 Class DA, 3% 7/15/39	9,608	9,808
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac: - continued
sequential payer: - continued
Series 06-3115 Class SM, 6.4489% 2/15/36 (d)(f)(g)	$ 286	$ 48
Series 1658 Class GZ, 7% 1/15/24	650	729
Series 2013-4281 Class AI, 4% 12/15/28 (f)	3,126	364
Series 2380 Class SY, 8.0489% 11/15/31 (d)(f)(g)	1,725	381
Series 2587 Class IM, 6.5% 3/15/33 (f)	285	61
Series 2844:
Class SC, 45.8179% 8/15/24 (d)(g)	22	42
Class SD, 84.4857% 8/15/24 (d)(g)	33	83
Series 2947 Class XZ, 6% 3/15/35	760	841
Series 3055 Class CS, 6.4389% 10/15/35 (d)(f)	368	57
Series 3244 Class SG, 6.5089% 11/15/36 (d)(f)(g)	628	119
Series 3274 Class SM, 6.2789% 2/15/37 (d)(f)	449	68
Series 3284 Class CI, 5.9689% 3/15/37 (d)(f)	1,509	252
Series 3287 Class SD, 6.5989% 3/15/37 (d)(f)(g)	949	208
Series 3297 Class BI, 6.6089% 4/15/37 (d)(f)(g)	1,373	257
Series 3336 Class LI, 6.4289% 6/15/37 (d)(f)	688	99
Series 3772 Class BI, 4.5% 10/15/18 (f)	625	41
Series 3949 Class MK, 4.5% 10/15/34	593	641
Series 4181 Class LA, 3% 3/15/37	1,449	1,493
Freddie Mac Manufactured Housing participation certificates guaranteed planned amortization class Series 2043 Class CJ, 6.5% 4/15/28	406	462
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.5389% 6/16/37 (d)(f)(g)	330	57
Series 2010-H17 Class FA, 0.482% 7/20/60 (d)(h)	358	354
Series 2010-H18 Class AF, 0.451% 9/20/60 (d)(h)	400	395
Series 2010-H19 Class FG, 0.451% 8/20/60 (d)(h)	506	500
Series 2011-H05 Class FA, 0.651% 12/20/60 (d)(h)	1,292	1,289
Series 2011-H13 Class FA, 0.651% 4/20/61 (d)(h)	203	203
Series 2011-H14:
Class FB, 0.651% 5/20/61 (d)(h)	1,501	1,496
Class FC, 0.651% 5/20/61 (d)(h)	1,401	1,397
planned amortization class Series 2011-136 Class WI, 4.5% 5/20/40 (f)	716	131
sequential payer:
Series 2002-24 Class SK, 7.7989% 4/16/32 (d)(f)(g)	1,520	372
Series 2002-42 Class ZA, 6% 6/20/32	577	641
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
sequential payer: - continued
Series 2004-24 Class ZM, 5% 4/20/34	$ 1,009	$ 1,145
Series 1999-34 Class SC, 8.4489% 9/16/19 (d)(f)(g)	538	48
Series 1999-40 Class SE, 8.7989% 11/16/29 (d)(f)(g)	759	72
Series 2000-8 Class SA, 8.2989% 1/16/30 (d)(f)(g)	660	63
Series 2001-3 Class S, 7.9489% 2/16/31 (d)(f)	348	75
Series 2001-36:
Class SB, 7.9489% 12/16/23 (d)(f)(g)	973	188
Class SP, 8.5989% 9/16/26 (d)(f)	718	130
Series 2001-38 Class SB, 7.4289% 8/16/31 (d)(f)(g)	562	117
Series 2001-41 Class SG, 8.5989% 9/16/31 (d)(f)	349	59
Series 2001-46 Class SB, 7.9989% 5/16/23 (d)(f)	468	59
Series 2001-49:
Class SC, 7.4489% 12/16/25 (d)(f)(g)	1,280	226
Class SL, 7.4489% 5/16/30 (d)(f)(g)	1,476	291
Class SV, 8.0989% 12/16/28 (d)(f)(g)	1,081	111
Series 2001-50:
Class SD, 8.0478% 11/20/31 (d)(f)(g)	831	190
Class ST, 7.5489% 8/16/27 (d)(f)(g)	334	72
Series 2002-5 Class SP, 7.2989% 1/16/32 (d)(f)(g)	594	116
Series 2004-32 Class GS, 6.3489% 5/16/34 (d)(f)(g)	521	104
Series 2004-73 Class AL, 7.0489% 8/17/34 (d)(f)(g)	190	40
Series 2011-52 Class HI, 7% 4/16/41 (f)	2,094	617
Series 2012-76 Class GS, 6.5489% 6/16/42 (d)(f)(g)	1,095	211
Series 2012-97 Class JS, 6.0989% 8/16/42 (d)(f)(g)	3,737	616
TOTAL U.S. GOVERNMENT AGENCY		59,966
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $114,037)		116,667
Commercial Mortgage Securities - 6.3%

Asset Securitization Corp. Series 1997-D5 Class PS1, 1.5489% 2/14/43 (d)(f)	1,180	29
Banc of America Commercial Mortgage Trust Series 2006-4 Class A1A, 5.617% 7/10/46 (d)	2,213	2,412
Banc of America REMIC Trust Series 2012-CLRN Class A1, 1.3011% 8/15/29 (a)(d)	2,910	2,913
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust floater Series 2007-3:
Class M1, 0.46% 7/25/37 (a)(d)	$ 50	$ 32
Class M2, 0.49% 7/25/37 (a)(d)	52	30
Class M3, 0.52% 7/25/37 (a)(d)	85	36
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 1.6842% 5/15/35 (a)(d)(f)	3,364	33
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer Series 2007-CD4 Class A4, 5.322% 12/11/49	5,110	5,581
Credit Suisse Mortgage Capital Certificates Series 2014-ICE Class A, 1.1% 4/20/27 (d)	1,292	1,292
Freddie Mac sequential payer:
Series K033 Class A2, 3.06% 7/25/23	8,600	8,760
Series K034 Class A2, 3.531% 7/25/23	4,650	4,893
GS Mortgage Securities Corp. Trust Series 2013-KYO Class A, 1.0005% 11/8/29 (a)(d)	5,000	5,012
Hilton U.S.A. Trust floater Series 2013-HLF Class AFL, 1.153% 11/5/30 (a)(d)	909	910
JPMorgan Chase Commercial Mortgage Securities Trust:
sequential payer:
Series 2006-CB16 Class A1A, 5.546% 5/12/45	1,392	1,510
Series 2006-LDP8 Class A1A, 5.397% 5/15/45	4,493	4,875
Series 2007-LD11 Class A4, 5.9891% 6/15/49 (d)	4,140	4,570
Series 2007-CB20 Class A1A, 5.746% 2/12/51	2,822	3,165
Merrill Lynch-CFC Commercial Mortgage Trust sequential payer Series 2007-6 Class A4, 5.485% 3/12/51 (d)	175	193
SCG Trust Series 2013-SRP1 Class A, 1.5522% 11/15/26 (a)(d)	964	967
Wachovia Bank Commercial Mortgage Trust:
sequential payer:
Series 2006-C29 Class A1A, 5.297% 11/15/48	7,605	8,335
Series 2007-C33 Class A4, 6.1321% 2/15/51 (d)	1,470	1,615
Series 2006-C27 Class A1A, 5.749% 7/15/45 (d)	1,819	1,982
Series 2007-C31A Class A2, 5.421% 4/15/47	90	90
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $57,924)		59,235
Fixed-Income Funds - 0.2%
	Shares
Fidelity Mortgage Backed Securities Central Fund (e) (Cost $1,584)	14,418	1,563
Cash Equivalents - 4.7%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 0.07%, dated 5/30/14 due 6/2/14 (Collateralized by U.S. Government Obligations) # (Cost $44,409)	44,409	$ 44,409
TOTAL INVESTMENT PORTFOLIO - 128.7% (Cost $1,188,208)		1,210,348
NET OTHER ASSETS (LIABILITIES) - (28.7)%		(270,109)
NET ASSETS - 100%		$ 940,239
TBA Sale Commitments
	Principal Amount (000s)
Fannie Mae
3% 6/1/44	$ (300)	(297)
3.5% 6/1/44	(6,900)	(7,106)
4% 6/1/44	(1,000)	(1,059)
4% 6/1/44	(1,000)	(1,059)
4% 6/1/44	(11,000)	(11,651)
4% 6/1/44	(22,400)	(23,725)
4% 6/1/44	(300)	(318)
4% 6/1/44	(300)	(318)
4% 6/1/44	(4,200)	(4,448)
4% 6/1/44	(22,400)	(23,724)
5% 6/1/44	(1,500)	(1,657)
TOTAL FANNIE MAE		(75,362)
Ginnie Mae
4% 6/1/44	(6,500)	(6,939)
TOTAL TBA SALE COMMITMENTS (Proceeds $82,170)		$ (82,301)
Swaps
Interest Rate Swaps
Clearinghouse/ Counterparty (1)	Expiration Date	Notional Amount (000s)	Payment Received	Payment Paid	Value (000s)	Upfront Premium Received/ (Paid) (2) (000s)	Unrealized Appreciation/ (Depreciation) (000s)
CME	Jun. 2016	$ 33,867	3-month LIBOR	0.75%	$ (62)	$ 0	$ (62)
CME	Jun. 2019	9,372	3-month LIBOR	2%	(117)	0	(117)
CME	Jun. 2024	5,064	3-month LIBOR	3%	(197)	0	(197)
CME	Jun. 2044	9,173	3-month LIBOR	3.75%	(339)	0	(339)
TOTAL INTEREST RATE SWAPS					$ (715)	$ 0	$ (715)

(1) Swaps with CME Group (CME) are centrally cleared over-the-counter (OTC) swaps.

(2) Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $87,790,000 or 9.3% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $1,108,000.
(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity CentralFund's financial statements are available on the SEC's website or upon request.

(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(g) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(h) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
* Amount represents less than $1,000.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$44,409,000 due 6/02/14 at 0.07%
BNP Paribas Securities Corp.	$ 6,219
Commerz Markets LLC	25,460
Mizuho Securities USA, Inc.	12,730
$ 44,409
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Mortgage Backed Securities Central Fund	$ 31
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$ 1,486	$ 31	$ -	$ 1,563	0.0%
Other Information

The following is a summary of the inputs used, as of May 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government Agency - Mortgage Securities	$ 917,170	$ -	$ 917,170	$ -
Asset-Backed Securities	71,304	-	71,304	-
Collateralized Mortgage Obligations	116,667	-	116,667	-
Commercial Mortgage Securities	59,235	-	59,235	-
Fixed-Income Funds	1,563	1,563	-	-
Cash Equivalents	44,409	-	44,409	-
Total Investments in Securities:	$ 1,210,348	$ 1,563	$ 1,208,785	$ -
Derivative Instruments:
Liabilities
Swaps	$ (715)	$ -	$ (715)	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (82,301)	$ -	$ (82,301)	$ -
Income Tax Information

At May 31, 2014, the cost of investment securities for income tax purposes was $1,188,210,000. Net unrealized appreciation aggregated $22,138,000, of which $26,449,000 related to appreciated investment securities and $4,311,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities.

Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Brokers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Risk

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor®
Limited Term Bond Fund
(formerly Fidelity Advisor
Intermediate Bond Fund)
Class A
Class T
Class B
Class C
Institutional Class

May 31, 2014

1.804849.110

LTB-QTLY-0714

Investments May 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 65.5%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 5.6%
Automobiles - 1.5%
Daimler Finance North America LLC:
1.25% 1/11/16 (c)	$ 1,220,000	$ 1,232,742
1.3% 7/31/15 (c)	1,260,000	1,272,121
1.45% 8/1/16 (c)	1,461,000	1,479,886
2.375% 8/1/18 (c)	1,000,000	1,021,358
Volkswagen Group of America Finance LLC 1.25% 5/23/17 (c)	1,000,000	1,000,705
Volkswagen International Finance NV:
1.6% 11/20/17 (c)	620,000	623,636
2.125% 11/20/18 (c)	1,500,000	1,517,654
2.375% 3/22/17 (c)	600,000	619,337
		8,767,439
Diversified Consumer Services - 0.2%
Ingersoll-Rand Global Holding Co. Ltd. 6.875% 8/15/18	1,020,000	1,216,591
Household Durables - 0.7%
D.R. Horton, Inc. 3.75% 3/1/19	2,000,000	2,007,500
Toll Brothers Finance Corp. 4% 12/31/18	2,000,000	2,060,000
		4,067,500
Media - 3.2%
Comcast Corp.:
4.95% 6/15/16	2,326,000	2,522,289
5.7% 5/15/18	42,000	48,476
COX Communications, Inc.:
5.5% 10/1/15	199,000	211,453
6.25% 6/1/18 (c)	2,000,000	2,286,602
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
2.4% 3/15/17	1,700,000	1,755,811
5.875% 10/1/19	34,000	39,726
Discovery Communications LLC:
3.7% 6/1/15	875,000	903,778
5.05% 6/1/20	322,000	363,434
News America, Inc.:
5.3% 12/15/14	132,000	135,472
6.9% 3/1/19	750,000	909,037
Thomson Reuters Corp.:
0.875% 5/23/16	278,000	278,275
1.3% 2/23/17	165,000	165,502
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Time Warner Cable, Inc.:
5.85% 5/1/17	$ 1,996,000	$ 2,253,386
6.75% 7/1/18	1,141,000	1,358,527
8.25% 4/1/19	500,000	636,449
Time Warner, Inc.:
2.1% 6/1/19	2,000,000	2,000,104
3.15% 7/15/15	24,000	24,707
5.875% 11/15/16	1,685,000	1,881,596
Viacom, Inc.:
3.5% 4/1/17	455,000	484,557
6.125% 10/5/17	679,000	781,621
		19,040,802
TOTAL CONSUMER DISCRETIONARY		33,092,332
CONSUMER STAPLES - 3.5%
Beverages - 1.2%
Anheuser-Busch InBev Finance, Inc. 2.15% 2/1/19	1,500,000	1,517,372
FBG Finance Ltd. 5.125% 6/15/15 (c)	510,000	533,217
Heineken NV 1.4% 10/1/17 (c)	321,000	320,835
PepsiCo, Inc. 7.9% 11/1/18	815,000	1,020,480
SABMiller Holdings, Inc.:
2.2% 8/1/18 (c)	2,310,000	2,327,503
2.45% 1/15/17 (c)	1,280,000	1,321,522
		7,040,929
Food & Staples Retailing - 0.8%
CVS Caremark Corp. 2.25% 12/5/18	376,000	381,254
Kroger Co. 0.7564% 10/17/16 (e)	2,000,000	2,004,712
Walgreen Co. 1.8% 9/15/17	2,267,000	2,296,272
		4,682,238
Food Products - 0.7%
Cargill, Inc. 6% 11/27/17 (c)	106,000	121,434
ConAgra Foods, Inc. 1.9% 1/25/18	2,222,000	2,236,916
General Mills, Inc. 5.2% 3/17/15	650,000	673,964
Kraft Foods Group, Inc. 2.25% 6/5/17	610,000	627,454
William Wrigley Jr. Co. 2% 10/20/17 (c)	428,000	433,665
		4,093,433
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Tobacco - 0.8%
Altria Group, Inc.:
4.125% 9/11/15	$ 500,000	$ 522,942
9.7% 11/10/18	454,000	600,482
Philip Morris International, Inc. 1.875% 1/15/19	2,641,000	2,638,190
Reynolds American, Inc.:
1.05% 10/30/15	707,000	707,646
6.75% 6/15/17	513,000	592,900
		5,062,160
TOTAL CONSUMER STAPLES		20,878,760
ENERGY - 6.6%
Energy Equipment & Services - 0.9%
Cameron International Corp. 1.15% 12/15/16	1,250,000	1,252,359
DCP Midstream LLC 5.35% 3/15/20 (c)	633,000	693,810
El Paso Pipeline Partners Operating Co. LLC 6.5% 4/1/20	768,000	903,060
Nabors Industries, Inc. 2.35% 9/15/16 (c)	257,000	263,018
National Oilwell Varco, Inc. 1.35% 12/1/17	620,000	619,880
Noble Holding International Ltd. 2.5% 3/15/17	262,000	268,199
Petrofac Ltd. 3.4% 10/10/18 (c)	1,000,000	1,040,259
		5,040,585
Oil, Gas & Consumable Fuels - 5.7%
Anadarko Petroleum Corp.:
5.95% 9/15/16	45,000	50,059
6.375% 9/15/17	555,000	640,783
Apache Corp. 1.75% 4/15/17	172,000	175,555
BG Energy Capital PLC 2.875% 10/15/16 (c)	620,000	646,408
DCP Midstream Operating LP:
2.5% 12/1/17	292,000	300,330
2.7% 4/1/19	49,000	49,622
Devon Energy Corp.:
0.6834% 12/15/15 (e)	1,500,000	1,505,726
1.2% 12/15/16	543,000	545,786
2.25% 12/15/18	484,000	489,563
Duke Energy Field Services 5.375% 10/15/15 (c)	212,000	222,472
El Paso Natural Gas Co. 5.95% 4/15/17	21,000	23,531
Enable Midstream Partners LP 2.4% 5/15/19 (c)	174,000	174,495
Enbridge, Inc. 0.6776% 6/2/17 (e)	1,045,000	1,044,381
EnLink Midstream Partners LP 2.7% 4/1/19	785,000	796,229
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Enterprise Products Operating LP 1.25% 8/13/15	$ 480,000	$ 483,903
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (c)	20,000	22,046
Kinder Morgan Energy Partners LP 2.65% 2/1/19	1,737,000	1,762,232
Marathon Petroleum Corp. 3.5% 3/1/16	875,000	914,463
Midcontinent Express Pipeline LLC 5.45% 9/15/14 (c)	877,000	884,548
Nexen, Inc. 5.2% 3/10/15	158,000	163,659
Petro-Canada 6.05% 5/15/18	326,000	378,304
Petrobras Global Finance BV 3.25% 3/17/17	3,500,000	3,577,350
Petrobras International Finance Co. Ltd. 5.875% 3/1/18	2,000,000	2,180,000
Petroleos Mexicanos:
3.125% 1/23/19 (c)	77,000	79,310
3.5% 7/18/18	5,000,000	5,192,500
Phillips 66 Co. 2.95% 5/1/17	1,260,000	1,319,296
Plains All American Pipeline LP/PAA Finance Corp.:
3.95% 9/15/15	375,000	391,027
5.75% 1/15/20	962,000	1,123,747
Schlumberger Investment SA 1.25% 8/1/17 (c)	1,000,000	997,661
Southeast Supply Header LLC 4.85% 8/15/14 (c)	862,000	868,362
Spectra Energy Capital, LLC 5.65% 3/1/20	28,000	31,416
Spectra Energy Partners, LP 2.95% 9/25/18	90,000	93,451
Suncor Energy, Inc. 6.1% 6/1/18	944,000	1,099,318
Texas Eastern Transmission LP 6% 9/15/17 (c)	1,096,000	1,228,344
Total Capital International SA 2.125% 1/10/19	2,000,000	2,042,006
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16	394,000	432,844
Western Gas Partners LP:
2.6% 8/15/18	1,257,000	1,283,516
5.375% 6/1/21	600,000	678,085
		33,892,328
TOTAL ENERGY		38,932,913
FINANCIALS - 36.4%
Banks - 17.5%
ABN AMRO Bank NV 2.5% 10/30/18 (c)	2,000,000	2,032,200
Australia & New Zealand Banking Group Ltd.:
1.25% 1/10/17	1,000,000	1,008,052
1.45% 5/15/18	570,000	563,959
1.875% 10/6/17	620,000	630,471
Banco Nacional de Desenvolvimento Economico e Social 4% 4/14/19 (c)	575,000	586,500
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Banks - continued
Bank of America Corp.:
1.5% 10/9/15	$ 500,000	$ 505,190
2% 1/11/18	6,200,000	6,241,112
2.6% 1/15/19	2,495,000	2,532,063
2.65% 4/1/19	1,100,000	1,116,015
5.75% 12/1/17	1,150,000	1,302,403
Bank of America NA:
1.25% 2/14/17	600,000	601,176
5.3% 3/15/17	250,000	275,442
Bank of Montreal 2.5% 1/11/17	640,000	664,840
Bank of Tokyo-Mitsubishi UFJ Ltd.:
1.65% 2/26/18 (c)	590,000	590,657
2.7% 9/9/18 (c)	500,000	516,325
Barclays Bank PLC 2.5% 2/20/19	1,300,000	1,322,084
BNP Paribas 2.375% 9/14/17	3,000,000	3,081,126
BPCE SA:
1.625% 2/10/17	450,000	454,703
1.7% 4/25/16	2,000,000	2,016,800
Capital One Bank NA 2.25% 2/13/19	1,000,000	1,008,046
CIT Group, Inc. 3.875% 2/19/19	1,090,000	1,102,263
Citigroup, Inc.:
1.25% 1/15/16	1,220,000	1,227,329
1.3% 4/1/16	870,000	875,427
1.3% 11/15/16	767,000	770,060
1.7% 7/25/16	4,000,000	4,050,288
1.75% 5/1/18	870,000	865,464
2.55% 4/8/19	3,000,000	3,030,180
3.953% 6/15/16	2,310,000	2,444,169
6.125% 5/15/18	12,000	13,875
Comerica, Inc. 2.125% 5/23/19	345,000	346,057
Commonwealth Bank of Australia 2.25% 3/13/19	750,000	759,555
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 1.7% 3/19/18	3,000,000	3,009,996
Credit Suisse AG 6% 2/15/18	1,680,000	1,922,234
Discover Bank 2% 2/21/18	3,700,000	3,726,581
Fifth Third Bancorp:
2.3% 3/1/19	279,000	280,364
4.5% 6/1/18	63,000	68,966
5.45% 1/15/17	291,000	320,385
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Banks - continued
Fifth Third Bank:
1.45% 2/28/18	$ 580,000	$ 577,297
2.375% 4/25/19	1,000,000	1,014,860
First Niagara Financial Group, Inc. 6.75% 3/19/20	625,000	722,145
HBOS PLC 6.75% 5/21/18 (c)	509,000	587,260
HSBC Bank PLC 1.5% 5/15/18 (c)	1,570,000	1,558,720
HSBC U.S.A., Inc.:
1.625% 1/16/18	543,000	545,018
2.625% 9/24/18	262,000	271,477
Huntington Bancshares, Inc. 7% 12/15/20	180,000	218,850
Huntington National Bank:
1.3% 11/20/16	327,000	329,027
2.2% 4/1/19	1,000,000	1,001,379
Intesa Sanpaolo SpA 2.375% 1/13/17	2,250,000	2,281,896
JPMorgan Chase & Co.:
1.625% 5/15/18	4,500,000	4,473,707
2.35% 1/28/19	1,000,000	1,011,502
3.15% 7/5/16	600,000	626,891
KeyBank NA 1.65% 2/1/18	397,000	397,857
KeyCorp. 2.3% 12/13/18	2,000,000	2,028,042
Manufacturers & Traders Trust Co. 2.3% 1/30/19	1,100,000	1,113,438
Marshall & Ilsley Bank 5% 1/17/17	778,000	843,775
Mizuho Corporate Bank Ltd.:
1.55% 10/17/17 (c)	1,940,000	1,940,062
2.45% 4/16/19 (c)	1,400,000	1,416,125
Nordea Bank AB:
0.875% 5/13/16 (c)	860,000	861,549
2.375% 4/4/19 (c)	1,000,000	1,009,856
PNC Bank NA:
1.15% 11/1/16	2,564,000	2,581,422
1.3% 10/3/16	510,000	515,277
Regions Bank 7.5% 5/15/18	1,043,000	1,241,838
Regions Financial Corp.:
2% 5/15/18	580,000	578,273
5.75% 6/15/15	589,000	617,879
7.75% 11/10/14	6,000	6,180
Royal Bank of Canada 1.5% 1/16/18	2,720,000	2,724,872
Royal Bank of Scotland Group PLC 2.55% 9/18/15	2,052,000	2,095,697
Sumitomo Mitsui Banking Corp.:
1.8% 7/18/17	940,000	955,323
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Banks - continued
Sumitomo Mitsui Banking Corp.: - continued
2.45% 1/10/19	$ 590,000	$ 601,637
SunTrust Banks, Inc.:
2.35% 11/1/18	924,000	938,401
2.5% 5/1/19	550,000	555,527
3.5% 1/20/17	1,378,000	1,460,257
The Toronto Dominion Bank:
2.375% 10/19/16	1,230,000	1,276,538
2.625% 9/10/18	1,200,000	1,242,025
U.S. Bancorp 1.95% 11/15/18	2,000,000	2,015,994
Union Bank NA:
1.5% 9/26/16	335,000	340,211
2.125% 6/16/17	700,000	717,000
Wachovia Bank NA 6% 11/15/17	570,000	655,736
Wachovia Corp. 5.625% 10/15/16	590,000	652,204
Wells Fargo & Co.:
1.5% 1/16/18	1,300,000	1,298,679
2.15% 1/15/19	2,500,000	2,526,483
Westpac Banking Corp. 1.2% 5/19/17	1,100,000	1,100,743
		103,391,286
Capital Markets - 4.7%
Goldman Sachs Group, Inc.:
1.6% 11/23/15	350,000	354,112
2.375% 1/22/18	5,850,000	5,947,286
2.625% 1/31/19	1,000,000	1,013,421
3.625% 2/7/16	2,000,000	2,089,898
5.95% 1/18/18	1,693,000	1,928,755
6.15% 4/1/18	402,000	462,183
JPMorgan Chase & Co.:
1.125% 2/26/16	1,500,000	1,508,495
1.35% 2/15/17	2,500,000	2,511,523
Lazard Group LLC:
4.25% 11/14/20	250,000	262,071
6.85% 6/15/17	669,000	762,339
Merrill Lynch & Co., Inc.:
6.4% 8/28/17	40,000	45,868
6.875% 4/25/18	726,000	859,090
Morgan Stanley:
1.75% 2/25/16	2,610,000	2,649,038
2.125% 4/25/18	580,000	585,111
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley: - continued
2.5% 1/24/19	$ 750,000	$ 761,559
4.75% 3/22/17	2,000,000	2,181,818
5.45% 1/9/17	1,200,000	1,325,276
5.625% 9/23/19	112,000	128,863
5.95% 12/28/17	383,000	436,672
7.3% 5/13/19	603,000	736,473
The Bank of New York Mellon Corp. 2.4% 1/17/17	1,250,000	1,296,135
		27,845,986
Consumer Finance - 6.1%
American Express Co. 1.55% 5/22/18	1,000,000	998,893
American Express Credit Corp.:
1.3% 7/29/16	520,000	525,267
2.125% 3/18/19	1,520,000	1,532,862
2.8% 9/19/16	1,599,000	1,670,565
American Honda Finance Corp.:
1.5% 9/11/17 (c)	620,000	624,435
2.125% 10/10/18	500,000	508,894
Capital One Financial Corp.:
2.45% 4/24/19	450,000	454,305
3.15% 7/15/16	1,605,000	1,678,913
Caterpillar Financial Services Corp. 1% 11/25/16	3,155,000	3,170,882
Discover Financial Services 6.45% 6/12/17	399,000	455,162
Ford Motor Credit Co. LLC:
1.7% 5/9/16	600,000	609,001
2.75% 5/15/15	930,000	948,592
2.875% 10/1/18	2,500,000	2,582,928
3% 6/12/17	2,500,000	2,609,208
General Electric Capital Corp.:
1% 1/8/16	727,000	732,600
1.5% 7/12/16	2,200,000	2,234,206
1.6% 11/20/17	1,860,000	1,875,310
1.625% 4/2/18	2,370,000	2,380,184
2.25% 11/9/15	886,000	908,789
2.3% 1/14/19	1,000,000	1,020,289
2.9% 1/9/17	640,000	670,999
2.95% 5/9/16	255,000	266,262
3.35% 10/17/16	610,000	645,484
6.375% 11/15/67 (e)	1,275,000	1,421,753
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Consumer Finance - continued
Hyundai Capital America:
1.45% 2/6/17 (c)	$ 632,000	$ 634,732
1.625% 10/2/15 (c)	246,000	248,628
2.125% 10/2/17 (c)	224,000	227,461
2.55% 2/6/19 (c)	1,759,000	1,781,570
2.875% 8/9/18 (c)	240,000	248,096
Toyota Motor Credit Corp. 2% 10/24/18	2,500,000	2,534,878
		36,201,148
Diversified Financial Services - 1.5%
ABB Finance (U.S.A.), Inc. 1.625% 5/8/17	238,000	240,861
BP Capital Markets PLC:
2.248% 11/1/16	620,000	641,910
3.2% 3/11/16	610,000	639,150
Deutsche Bank AG London Branch:
1.4% 2/13/17	1,000,000	1,005,390
2.5% 2/13/19	2,250,000	2,286,054
IntercontinentalExchange Group, Inc. 2.5% 10/15/18	347,000	356,280
JPMorgan Chase Bank 6% 10/1/17	1,762,000	2,007,982
MassMutual Global Funding II 2.35% 4/9/19 (c)	1,000,000	1,012,891
TECO Finance, Inc.:
4% 3/15/16	171,000	180,640
5.15% 3/15/20	252,000	284,557
		8,655,715
Insurance - 3.2%
AIA Group Ltd. 2.25% 3/11/19 (c)	200,000	200,187
American International Group, Inc. 5.45% 5/18/17	3,000,000	3,356,505
Aon Corp. 3.5% 9/30/15	1,911,000	1,981,696
Axis Capital Holdings Ltd. 5.75% 12/1/14	84,000	86,159
Berkshire Hathaway Finance Corp. 1.6% 5/15/17	620,000	630,309
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (c)(e)	259,000	268,065
Hartford Financial Services Group, Inc.:
4% 3/30/15	1,000,000	1,028,472
5.375% 3/15/17	18,000	19,983
Liberty Mutual Group, Inc. 5% 6/1/21 (c)	599,000	663,171
Marsh & McLennan Companies, Inc. 2.55% 10/15/18	517,000	530,560
MetLife, Inc.:
1.756% 12/15/17 (b)	269,000	272,240
5% 6/15/15	175,000	183,093
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Insurance - continued
Metropolitan Life Global Funding I:
1.3% 4/10/17 (c)	$ 1,500,000	$ 1,505,625
1.5% 1/10/18 (c)	1,431,000	1,425,069
2.5% 9/29/15 (c)	750,000	770,260
Pacific LifeCorp 6% 2/10/20 (c)	321,000	368,810
Pricoa Global Funding I:
1.15% 11/25/16 (c)	2,000,000	2,006,132
1.6% 5/29/18 (c)	967,000	950,831
Symetra Financial Corp. 6.125% 4/1/16 (c)	892,000	956,019
Unum Group:
5.625% 9/15/20	737,000	852,032
7.125% 9/30/16	704,000	802,824
		18,858,042
Real Estate Investment Trusts - 1.2%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22	189,000	200,875
Developers Diversified Realty Corp.:
4.75% 4/15/18	1,290,000	1,410,234
7.5% 4/1/17	389,000	450,777
Duke Realty LP:
6.75% 3/15/20	35,000	41,877
8.25% 8/15/19	7,000	8,837
Equity One, Inc.:
6% 9/15/17	509,000	571,322
6.25% 1/15/17	74,000	82,338
Federal Realty Investment Trust:
5.9% 4/1/20	5,000	5,896
6.2% 1/15/17	94,000	105,887
HCP, Inc. 3.75% 2/1/16	272,000	285,402
Health Care Property Investors, Inc. 6% 1/30/17	750,000	842,842
Health Care REIT, Inc.:
2.25% 3/15/18	250,000	253,918
4.7% 9/15/17	436,000	478,642
HRPT Properties Trust:
5.75% 11/1/15	211,000	218,717
6.25% 6/15/17	186,000	200,313
6.65% 1/15/18	95,000	104,137
Simon Property Group LP:
2.15% 9/15/17	1,000,000	1,029,829
2.2% 2/1/19	462,000	467,857
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Simon Property Group LP: - continued
2.8% 1/30/17	$ 142,000	$ 148,456
United Dominion Realty Trust, Inc. 4.25% 6/1/18	431,000	464,778
		7,372,934
Real Estate Management & Development - 2.2%
BioMed Realty LP:
2.625% 5/1/19	101,000	101,621
3.85% 4/15/16	1,000,000	1,052,029
4.25% 7/15/22	277,000	286,488
6.125% 4/15/20	6,000	6,960
Brandywine Operating Partnership LP:
5.7% 5/1/17	369,000	408,311
6% 4/1/16	124,000	134,371
ERP Operating LP:
5.375% 8/1/16	240,000	263,260
5.75% 6/15/17	1,003,000	1,135,988
Essex Portfolio LP 5.5% 3/15/17 (c)	142,000	157,920
Liberty Property LP:
4.75% 10/1/20	1,045,000	1,141,691
5.125% 3/2/15	170,000	175,624
5.5% 12/15/16	2,260,000	2,478,655
6.625% 10/1/17	1,082,000	1,243,081
Mack-Cali Realty LP:
2.5% 12/15/17	439,000	445,168
4.5% 4/18/22	185,000	187,060
7.75% 8/15/19	64,000	76,587
Prime Property Funding, Inc.:
5.125% 6/1/15 (c)	189,000	196,264
5.7% 4/15/17 (c)	405,000	438,887
Reckson Operating Partnership LP 6% 3/31/16	152,000	164,315
Regency Centers LP:
5.25% 8/1/15	522,000	549,197
5.875% 6/15/17	244,000	275,156
Tanger Properties LP:
6.125% 6/1/20	606,000	714,647
6.15% 11/15/15	615,000	662,950
Ventas Realty LP:
1.25% 4/17/17	263,000	263,179
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Ventas Realty LP: - continued
1.55% 9/26/16	$ 346,000	$ 350,302
Ventas Realty LP/Ventas Capital Corp. 2% 2/15/18	393,000	398,236
		13,307,947
TOTAL FINANCIALS		215,633,058
HEALTH CARE - 1.9%
Biotechnology - 0.3%
Amgen, Inc.:
1.25% 5/22/17	1,500,000	1,499,750
5.85% 6/1/17	446,000	504,010
Celgene Corp. 2.45% 10/15/15	56,000	57,232
		2,060,992
Health Care Providers & Services - 1.0%
Aetna, Inc. 1.5% 11/15/17	77,000	77,364
Coventry Health Care, Inc.:
5.95% 3/15/17	264,000	297,832
6.3% 8/15/14	546,000	552,380
Express Scripts, Inc. 3.125% 5/15/16	555,000	580,055
McKesson Corp. 2.284% 3/15/19	686,000	690,491
Medco Health Solutions, Inc. 2.75% 9/15/15	1,108,000	1,136,983
UnitedHealth Group, Inc. 1.4% 10/15/17	2,128,000	2,140,879
WellPoint, Inc. 1.875% 1/15/18	326,000	326,181
		5,802,165
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc.:
1.3% 2/1/17	136,000	136,440
2.4% 2/1/19	86,000	87,065
		223,505
Pharmaceuticals - 0.6%
AbbVie, Inc. 1.75% 11/6/17	1,062,000	1,070,972
Mylan, Inc. 1.35% 11/29/16	160,000	160,805
Perrigo Co. PLC 1.3% 11/8/16 (c)	200,000	200,068
Teva Pharmaceutical Finance II BV 3% 6/15/15	1,000,000	1,026,062
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Watson Pharmaceuticals, Inc. 1.875% 10/1/17	$ 210,000	$ 212,299
Zoetis, Inc. 1.875% 2/1/18	596,000	598,226
		3,268,432
TOTAL HEALTH CARE		11,355,094
INDUSTRIALS - 0.9%
Aerospace & Defense - 0.5%
BAE Systems Holdings, Inc. 4.95% 6/1/14 (c)	53,000	53,000
L-3 Communications Corp. 1.5% 5/28/17	2,500,000	2,506,133
		2,559,133
Airlines - 0.1%
Continental Airlines, Inc.:
6.648% 3/15/19	218,552	236,583
6.795% 2/2/20	10,216	10,906
6.9% 7/2/19	85,269	92,303
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	199,775	214,884
8.36% 1/20/19	155,679	175,918
		730,594
Industrial Conglomerates - 0.2%
Covidien International Finance SA 6% 10/15/17	442,000	507,853
Roper Industries, Inc. 2.05% 10/1/18	840,000	843,499
		1,351,352
Trading Companies & Distributors - 0.1%
Air Lease Corp. 3.875% 4/1/21	500,000	508,750
TOTAL INDUSTRIALS		5,149,829
INFORMATION TECHNOLOGY - 1.9%
Communications Equipment - 0.3%
Cisco Systems, Inc. 2.125% 3/1/19	1,500,000	1,513,934
Electronic Equipment & Components - 0.2%
Tyco Electronics Group SA:
2.375% 12/17/18	99,000	99,663
6.55% 10/1/17	1,135,000	1,317,560
		1,417,223
Nonconvertible Bonds - continued
	Principal Amount	Value
INFORMATION TECHNOLOGY - continued
IT Services - 0.9%
MasterCard, Inc. 2% 4/1/19	$ 289,000	$ 290,339
The Western Union Co.:
2.375% 12/10/15	277,000	283,208
2.875% 12/10/17	773,000	797,834
Xerox Corp.:
2.75% 3/15/19	585,000	597,940
2.95% 3/15/17	1,057,000	1,104,001
4.25% 2/15/15	2,064,000	2,117,877
		5,191,199
Technology Hardware, Storage & Peripherals - 0.5%
Apple, Inc.:
1% 5/3/18	1,730,000	1,701,202
2.85% 5/6/21	850,000	860,786
Hewlett-Packard Co. 2.625% 12/9/14	630,000	637,077
		3,199,065
TOTAL INFORMATION TECHNOLOGY		11,321,421
MATERIALS - 1.5%
Chemicals - 0.2%
Ecolab, Inc. 1.45% 12/8/17	335,000	335,277
Sherwin-Williams Co. 1.35% 12/15/17	620,000	622,440
		957,717
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16	319,000	354,781
Metals & Mining - 1.3%
Anglo American Capital PLC:
1.1764% 4/15/16 (c)(e)	624,000	626,073
4.125% 4/15/21 (c)	620,000	629,324
9.375% 4/8/19 (c)	630,000	811,144
Corporacion Nacional del Cobre de Chile (Codelco) 3.875% 11/3/21 (c)	630,000	649,985
Freeport-McMoRan Copper & Gold, Inc. 2.375% 3/15/18	2,000,000	2,027,234
Rio Tinto Finance (U.S.A.) PLC 1.625% 8/21/17	2,440,000	2,468,280
Vale Overseas Ltd. 6.25% 1/23/17	403,000	452,025
		7,664,065
TOTAL MATERIALS		8,976,563
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - 3.5%
Diversified Telecommunication Services - 2.8%
AT&T, Inc.:
1.4% 12/1/17	$ 1,620,000	$ 1,615,292
2.375% 11/27/18	2,000,000	2,040,714
2.5% 8/15/15	562,000	575,369
British Telecommunications PLC:
1.625% 6/28/16	1,314,000	1,332,534
2.35% 2/14/19	1,296,000	1,307,563
CenturyLink, Inc. 6.15% 9/15/19	592,000	645,280
Deutsche Telekom International Financial BV 3.125% 4/11/16 (c)	923,000	961,614
Telefonica Emisiones S.A.U. 3.729% 4/27/15	1,278,000	1,311,717
Verizon Communications, Inc.:
1.1% 11/1/17	620,000	614,530
2% 11/1/16	1,279,000	1,307,995
2.5% 9/15/16	1,500,000	1,552,865
3% 4/1/16	621,000	646,688
3.65% 9/14/18	2,715,000	2,908,243
		16,820,404
Wireless Telecommunication Services - 0.7%
America Movil S.A.B. de CV:
2.375% 9/8/16	2,646,000	2,725,380
3.625% 3/30/15	600,000	613,380
Vodafone Group PLC 1.5% 2/19/18	600,000	598,513
		3,937,273
TOTAL TELECOMMUNICATION SERVICES		20,757,677
UTILITIES - 3.7%
Electric Utilities - 2.0%
AmerenUE 6.4% 6/15/17	519,000	592,477
American Electric Power Co., Inc. 1.65% 12/15/17	827,000	831,940
Commonwealth Edison Co. 2.15% 1/15/19	188,000	189,825
Duke Capital LLC 5.668% 8/15/14	357,000	360,680
Duke Energy Corp.:
0.6081% 4/3/17 (e)	894,000	896,764
1.625% 8/15/17	304,000	307,219
2.1% 6/15/18	395,000	400,374
Duquesne Light Holdings, Inc. 6.4% 9/15/20 (c)	48,000	56,767
Edison International 3.75% 9/15/17	431,000	461,268
Exelon Corp. 4.9% 6/15/15	415,000	432,374
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Electric Utilities - continued
FirstEnergy Corp. 4.25% 3/15/23	$ 600,000	$ 593,331
FirstEnergy Solutions Corp. 6.05% 8/15/21	655,000	725,123
Hydro-Quebec 2% 6/30/16	2,500,000	2,572,228
LG&E and KU Energy LLC:
2.125% 11/15/15	479,000	486,415
3.75% 11/15/20	2,000	2,122
Nevada Power Co.:
6.5% 5/15/18	1,562,000	1,843,844
6.5% 8/1/18	273,000	324,795
Northeast Utilities 1.45% 5/1/18	153,000	150,709
Pennsylvania Electric Co. 6.05% 9/1/17	115,000	126,666
Pepco Holdings, Inc. 2.7% 10/1/15	456,000	466,028
		11,820,949
Independent Power Producers & Energy Traders - 0.5%
PSEG Power LLC 2.75% 9/15/16	148,000	154,015
TransAlta Corp. 1.9% 6/3/17	2,900,000	2,908,787
		3,062,802
Multi-Utilities - 1.2%
Ameren Illinois Co. 6.125% 11/15/17	62,000	71,812
Dominion Resources, Inc.:
2.5336% 9/30/66 (e)	651,000	601,264
7.5% 6/30/66 (e)	567,000	614,486
MidAmerican Energy Holdings, Co.:
1.1% 5/15/17	1,000,000	997,235
2% 11/15/18	544,000	546,565
National Grid PLC 6.3% 8/1/16	248,000	275,460
NiSource Finance Corp.:
3.85% 2/15/23	700,000	717,097
5.25% 9/15/17	402,000	448,624
5.4% 7/15/14	234,000	235,318
5.45% 9/15/20	43,000	49,070
6.4% 3/15/18	230,000	265,765
PG&E Corp. 2.4% 3/1/19	74,000	74,933
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Multi-Utilities - continued
Sempra Energy 2.3% 4/1/17	$ 1,435,000	$ 1,475,242
Wisconsin Energy Corp. 6.25% 5/15/67 (e)	454,000	469,890
		6,842,761
TOTAL UTILITIES		21,726,512
TOTAL NONCONVERTIBLE BONDS (Cost $375,682,075)		387,824,159
U.S. Government and Government Agency Obligations - 9.9%

U.S. Government Agency Obligations - 1.1%
Freddie Mac:
0.875% 10/14/16	2,993,000	3,014,810
1% 9/29/17	3,158,000	3,159,800
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		6,174,610
U.S. Treasury Obligations - 8.8%
U.S. Treasury Notes:
0.375% 5/31/16	7,605,000	7,605,000
0.5% 7/31/17	21,000,000	20,750,625
0.625% 12/15/16 (d)	22,044,000	22,054,315
0.75% 1/15/17	1,748,000	1,752,915
TOTAL U.S. TREASURY OBLIGATIONS		52,162,855
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $58,206,835)		58,337,465
U.S. Government Agency - Mortgage Securities - 1.4%

Fannie Mae - 0.9%
1.85% 10/1/33 (e)	40,976	42,461
1.885% 2/1/33 (e)	28,584	29,696
1.91% 12/1/34 (e)	33,968	35,374
1.91% 3/1/35 (e)	25,656	26,704
1.93% 10/1/33 (e)	13,921	14,365
1.94% 7/1/35 (e)	12,276	12,809
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
2.05% 3/1/35 (e)	$ 5,183	$ 5,341
2.056% 10/1/35 (e)	23,718	24,815
2.23% 7/1/34 (e)	18,478	19,454
2.303% 6/1/36 (e)	29,662	31,414
2.332% 3/1/35 (e)	18,557	19,676
2.363% 12/1/33 (e)	885,260	935,381
2.371% 7/1/35 (e)	105,109	111,151
2.387% 7/1/35 (e)	151,207	160,658
2.421% 10/1/33 (e)	34,120	36,147
2.421% 11/1/36 (e)	206,727	220,237
2.511% 4/1/35 (e)	516,855	552,728
2.536% 6/1/42 (e)	82,711	85,331
2.582% 5/1/35 (e)	73,325	78,283
2.643% 7/1/37 (e)	45,439	48,520
2.949% 11/1/40 (e)	48,872	51,120
2.982% 9/1/41 (e)	58,179	60,919
3.083% 10/1/41 (e)	36,072	37,769
3.205% 1/1/40 (e)	230,211	242,712
3.229% 7/1/41 (e)	92,888	97,888
3.348% 10/1/41 (e)	49,902	52,566
3.482% 3/1/40 (e)	151,193	158,264
3.543% 7/1/41 (e)	94,145	99,558
3.602% 3/1/40 (e)	220,694	235,659
3.606% 12/1/39 (e)	63,708	67,523
4.5% 3/1/35	51,919	56,487
6% 5/1/16 to 4/1/17	65,656	68,519
6.5% 12/1/14 to 8/1/36	833,445	949,617
7% 9/1/18 to 6/1/33	434,716	506,053
7.5% 8/1/17 to 3/1/28	153,045	179,901
8.5% 5/1/21 to 9/1/25	12,108	14,231
9.5% 2/1/25	807	918
10.5% 8/1/20	7,807	8,948
12.5% 4/1/15	776	793
TOTAL FANNIE MAE		5,379,990
Freddie Mac - 0.5%
2.03% 4/1/35 (e)	320,280	335,830
2.373% 1/1/35 (e)	44,994	47,622
2.823% 3/1/33 (e)	3,388	3,618
3.065% 10/1/35 (e)	40,505	43,252
3.234% 4/1/41 (e)	57,683	60,700
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
3.241% 9/1/41 (e)	$ 53,260	$ 56,038
3.282% 6/1/41 (e)	75,364	79,338
3.465% 5/1/41 (e)	61,858	65,394
3.555% 4/1/40 (e)	165,077	175,403
3.587% 2/1/40 (e)	279,642	297,200
3.613% 4/1/40 (e)	130,008	138,824
3.622% 6/1/41 (e)	104,389	110,646
3.693% 5/1/41 (e)	83,568	88,494
4.5% 8/1/18	411,069	436,472
5% 3/1/19	724,268	767,350
8.5% 9/1/24 to 8/1/27	34,930	42,201
TOTAL FREDDIE MAC		2,748,382
Ginnie Mae - 0.0%
7% 7/15/28 to 11/15/28	110,729	130,286
7.5% 2/15/28 to 10/15/28	3,781	4,521
8% 6/15/24	94	110
8.5% 10/15/21	29,297	34,141
11% 7/20/19 to 8/20/19	1,873	2,169
TOTAL GINNIE MAE		171,227
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $7,935,245)		8,299,599
Asset-Backed Securities - 5.2%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.62% 4/25/35 (e)	56,669	49,762
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE1 Class M2, 1.8% 3/25/34 (e)	42,126	38,963
Ally Master Owner Trust:
Series 2012-4 Class A, 1.72% 7/15/19	292,000	294,656
Series 2012-5 Class A, 1.54% 9/15/19	2,977,000	2,985,160
Series 2014-3 Class A, 1.33% 3/15/19	2,425,000	2,429,477
American Express Credit Account Master Trust Series 2013-3 Class A, 0.98% 5/15/19	906,000	908,669
AmeriCredit Auto Receivables Trust Series 2013-5 Class A3, 0.9% 9/10/18	714,000	716,471
Asset-Backed Securities - continued
	Principal Amount	Value
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.2023% 12/25/33 (e)	$ 6,679	$ 6,024
Series 2004-R2 Class M3, 0.9773% 4/25/34 (e)	10,238	6,717
Series 2005-R2 Class M1, 0.6% 4/25/35 (e)	65,624	65,067
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.9323% 3/25/34 (e)	4,092	3,861
Series 2004-W11 Class M2, 1.2% 11/25/34 (e)	63,962	57,911
Series 2004-W7 Class M1, 0.9773% 5/25/34 (e)	185,706	170,890
Series 2006-W4 Class A2C, 0.31% 5/25/36 (e)	137,070	48,460
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 0.975% 4/25/34 (e)	166,292	154,381
Series 2006-HE2 Class M1, 0.5223% 3/25/36 (e)	3,623	30
Bear Stearns Asset Backed Securities I Trust Series 2005-HE2 Class M2, 1.2793% 2/25/35 (e)	413,777	340,364
Capital Auto Receivables Asset Trust Series 2014-2 Class A2, 0.91% 4/20/17	1,000,000	1,000,554
Capital One Multi-Asset Execution Trust Series 2013-A3 Class A3, 0.96% 9/16/19	2,365,000	2,369,191
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.2923% 12/25/36 (e)	205,465	126,061
CIT Equipment Collateral Series 2013-VT1 Class A3, 1.13% 7/20/20 (c)	3,000,000	3,022,901
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.4% 3/25/32 (MGIC Investment Corp. Insured) (e)	9,741	5,271
Series 2004-3 Class M4, 1.6073% 4/25/34 (e)	9,393	6,855
Series 2004-4 Class M2, 0.9473% 6/25/34 (e)	27,101	26,717
Enterprise Fleet Financing LLC Series 2014-1 Class A2, 0.87% 9/20/19 (c)	1,000,000	1,000,373
Fannie Mae Series 2004-T5 Class AB3, 1.0117% 5/28/35 (e)	4,436	4,127
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.3293% 8/25/34 (e)	33,155	26,742
Ford Credit Floorplan Master Owner Trust:
Series 2012-2 Class A, 1.92% 1/15/19	3,310,000	3,382,148
Series 2012-5 Class A, 1.49% 9/15/19	3,055,000	3,062,989
Series 2013-1 Class A1, 0.85% 1/15/18	1,320,000	1,325,678
Fremont Home Loan Trust Series 2005-A:
Class M3, 0.885% 1/25/35 (e)	81,136	67,252
Class M4, 1.17% 1/25/35 (e)	39,567	22,156
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6072% 2/25/47 (c)(e)	272,038	232,086
Asset-Backed Securities - continued
	Principal Amount	Value
GE Business Loan Trust:
Series 2003-1 Class A, 0.5811% 4/15/31 (c)(e)	$ 6,304	$ 6,084
Series 2006-2A:
Class A, 0.3311% 11/15/34 (c)(e)	153,260	144,102
Class B, 0.4311% 11/15/34 (c)(e)	55,608	51,177
Class C, 0.5311% 11/15/34 (c)(e)	91,775	80,176
Class D, 0.9011% 11/15/34 (c)(e)	34,811	29,727
GSAMP Trust Series 2004-AR1 Class B4, 5.5% 6/25/34 (c)	54,683	4,195
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class C, 0.7% 9/25/46 (c)(e)	65,460	65,705
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.47% 8/25/33 (e)	39,511	37,579
Series 2003-3 Class M1, 1.44% 8/25/33 (e)	44,190	41,481
Series 2003-5 Class A2, 0.85% 12/25/33 (e)	2,817	2,617
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.3423% 1/25/37 (e)	141,116	76,426
John Deere Owner Trust Series 2011-A Class A4, 1.96% 4/16/18	184,422	184,537
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.45% 7/25/36 (e)	25,000	1,618
Series 2007-CH1 Class AV4, 0.2823% 11/25/36 (e)	135,709	134,005
KeyCorp Student Loan Trust Series 1999-A Class A2, 0.5644% 12/27/29 (e)	24,048	23,808
Keycorp Student Loan Trust Series 2006-A Class 2C, 1.3844% 3/27/42 (e)	392,000	63,578
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.45% 5/25/37 (e)	54,033	420
Mercedes-Benz Master Owner Trust Series 2012-AA Class A, 0.79% 11/15/17 (c)	1,750,000	1,756,806
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.9% 7/25/34 (e)	16,605	14,189
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.125% 7/25/34 (e)	61,301	52,599
Series 2006-FM1 Class A2B, 0.2623% 4/25/37 (e)	69,836	64,169
Series 2006-OPT1 Class A1A, 0.6723% 6/25/35 (e)	224,506	212,665
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.83% 8/25/34 (e)	4,895	4,666
Series 2004-NC8 Class M6, 2.025% 9/25/34 (e)	67,524	44,533
Series 2005-NC1 Class M1, 0.81% 1/25/35 (e)	45,571	41,987
Series 2005-NC2 Class B1, 1.905% 3/25/35 (e)	27,794	1,668
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.66% 9/25/35 (e)	162,650	135,652
Asset-Backed Securities - continued
	Principal Amount	Value
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.4% 9/25/34 (e)	$ 60,741	$ 54,627
Class M4, 1.6% 9/25/34 (e)	77,891	49,747
Series 2005-WCH1 Class M4, 0.98% 1/25/36 (e)	126,217	103,292
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.95% 4/25/33 (e)	582	552
Santander Drive Auto Receivables Trust:
Series 2013-4 Class B, 2.16% 1/15/20	280,000	285,948
Series 2013-5 Class A3, 0.82% 2/15/18	2,500,000	2,505,933
Saxon Asset Securities Trust Series 2004-1 Class M1, 0.9493% 3/25/35 (e)	111,498	98,307
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.1834% 6/15/33 (e)	111,146	99,260
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.875% 9/25/34 (e)	5,662	4,011
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.01% 9/25/34 (e)	2,472	2,322
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.7904% 4/6/42 (c)(e)	316,998	87,175
Whinstone Capital Management Ltd. Series 1A Class B3, 2.0288% 10/25/44 (c)(e)	203,978	202,958
TOTAL ASSET-BACKED SECURITIES (Cost $29,457,703)		30,728,265
Collateralized Mortgage Obligations - 1.9%

Private Sponsor - 1.0%
Credit Suisse Mortgage Capital Certificates floater Series 2011-7R Class A1, 1.4038% 8/28/47 (c)(e)	18,990	18,977
Credit Suisse Mortgage Trust Series 2012-2R Class 1A1, 2.6424% 5/27/35 (c)(e)	890,815	919,513
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 1.2493% 12/20/54 (e)	25,291	24,798
Series 2006-1A:
Class A5, 0.2893% 12/20/54 (c)(e)	871,674	863,829
Class C2, 1.3493% 12/20/54 (c)(e)	578,000	566,787
Series 2006-2 Class C1, 1.0893% 12/20/54 (e)	463,000	449,666
Series 2006-3 Class C2, 1.1493% 12/20/54 (e)	128,000	124,762
Series 2006-4:
Class B1, 0.3293% 12/20/54 (e)	521,000	503,755
Class C1, 0.9093% 12/20/54 (e)	319,000	305,985
Class M1, 0.4893% 12/20/54 (e)	137,000	131,534
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Granite Master Issuer PLC floater: - continued
Series 2007-1:
Class 1C1, 0.7493% 12/20/54 (e)	$ 258,000	$ 244,739
Class 1M1, 0.4493% 12/20/54 (e)	172,000	165,653
Class 2C1, 1.0093% 12/20/54 (e)	117,000	112,987
Class 2M1, 0.6493% 12/20/54 (e)	222,000	213,542
Series 2007-2 Class 2C1, 1.011% 12/17/54 (e)	308,000	297,436
Granite Mortgages Series 2003-2 Class 1A3, 0.7279% 7/20/43 (e)	163,476	163,513
Granite Mortgages PLC floater:
Series 2003-3 Class 1C, 2.6779% 1/20/44 (e)	36,767	37,927
Series 2004-1 Class 2A1, 0.5549% 3/20/44 (e)	781,745	779,434
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.36% 5/25/47 (e)	45,292	37,204
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.32% 2/25/37 (e)	91,021	83,353
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.5004% 7/10/35 (c)(e)	68,698	63,172
Class B6, 3.0004% 7/10/35 (c)(e)	114,286	106,359
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.2269% 7/20/34 (e)	3,175	3,060
TOTAL PRIVATE SPONSOR		6,217,985
U.S. Government Agency - 0.9%
Fannie Mae:
pass-thru certificates Series 2012-127 Class DH, 4% 11/25/27	611,115	651,398
planned amortization class Series 2002-9 Class PC, 6% 3/25/17	15,521	16,282
sequential payer Series 2004-86 Class KC, 4.5% 5/25/19	11,774	11,879
Series 2010-123 Class DL, 3.5% 11/25/25	178,947	185,662
Series 2010-143 Class B, 3.5% 12/25/25	293,430	306,326
Series 2013-40 Class PV, 2% 1/25/26	862,025	878,145
Freddie Mac:
planned amortization class:
Series 2356 Class GD, 6% 9/15/16	50,579	52,698
Series 2363 Class PF, 6% 9/15/16	60,076	62,487
Series 3820 Class DA, 4% 11/15/35	407,418	437,272
Series 4176 Class BA, 3% 2/15/33	559,042	578,005
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac: - continued
Series 3777 Class AC, 3.5% 12/15/25	$ 780,947	$ 828,587
Series 3949 Class MK, 4.5% 10/15/34	336,114	363,047
Series 4181 Class LA, 3% 3/15/37	793,584	817,568
Ginnie Mae guaranteed REMIC pass-thru certificates floater sequential payer Series 2011-150 Class D, 3% 4/20/37	124,341	126,202
TOTAL U.S. GOVERNMENT AGENCY		5,315,558
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $8,686,239)		11,533,543
Commercial Mortgage Securities - 8.7%

7 WTC Depositor LLC Trust Series 2012-7WTC Class A, 4.0824% 3/13/31 (c)	701,050	731,637
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.5489% 2/14/43 (e)(g)	73,339	1,778
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.901% 5/10/45 (e)	77,079	78,648
Series 2006-6 Class A3, 5.369% 10/10/45	432,000	442,898
Series 2006-4 Class A1A, 5.617% 7/10/46 (e)	854,172	931,089
Series 2006-6 Class E, 5.619% 10/10/45 (c)	125,000	13,820
Series 2007-3 Class A3, 5.7155% 6/10/49 (e)	343,145	342,899
Banc of America REMIC Trust Series 2012-CLRN Class A1, 1.3011% 8/15/29 (c)(e)	1,080,000	1,081,068
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1% 12/25/33 (c)(e)	4,836	4,356
Series 2005-4A:
Class A2, 0.54% 1/25/36 (c)(e)	107,794	97,942
Class B1, 1.55% 1/25/36 (c)(e)	8,898	1,727
Class M1, 0.6% 1/25/36 (c)(e)	34,772	19,283
Class M2, 0.62% 1/25/36 (c)(e)	10,432	5,462
Class M3, 0.65% 1/25/36 (c)(e)	15,235	7,795
Class M4, 0.76% 1/25/36 (c)(e)	8,426	4,067
Class M5, 0.8% 1/25/36 (c)(e)	8,426	2,948
Class M6, 0.85% 1/25/36 (c)(e)	8,949	2,480
Series 2006-3A Class M4, 0.58% 10/25/36 (c)(e)	6,943	858
Series 2007-1 Class A2, 0.42% 3/25/37 (c)(e)	75,951	53,063
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-2A:
Class A1, 0.42% 7/25/37 (c)(e)	$ 77,450	$ 64,119
Class A2, 0.47% 7/25/37 (c)(e)	72,408	52,803
Class M1, 0.52% 7/25/37 (c)(e)	25,427	8,312
Class M2, 0.56% 7/25/37 (c)(e)	13,737	2,342
Class M3, 0.64% 7/25/37 (c)(e)	13,857	1,416
Class M4, 0.8% 7/25/37 (c)(e)	7,265	224
Series 2007-3:
Class A2, 0.44% 7/25/37 (c)(e)	67,042	48,312
Class M1, 0.46% 7/25/37 (c)(e)	14,872	9,552
Class M2, 0.49% 7/25/37 (c)(e)	15,956	9,101
Class M3, 0.52% 7/25/37 (c)(e)	24,615	10,578
Class M4, 0.65% 7/25/37 (c)(e)	38,948	9,612
Class M5, 0.75% 7/25/37 (c)(e)	20,245	4,545
Class M6, 0.95% 7/25/37 (c)(e)	1,809	12
Series 2007-4A:
Class M1, 1.1043% 9/25/37 (c)(e)	30,597	3,362
Class M2, 1.2043% 9/25/37 (c)(e)	30,506	1,515
Series 2007-5A, Class IO, 4.186% 10/25/37 (c)(e)(g)	700,926	36,153
Bear Stearns Commercial Mortgage Securities Trust:
floater Series 2007-BBA8:
Class H, 0.7011% 3/15/22 (c)(e)	23,559	23,559
Class J, 0.8511% 3/15/22 (c)(e)	76,569	74,365
sequential payer:
Series 2006-PW13 Class A1A, 5.533% 9/11/41	791,369	858,063
Series 2006-PW14 Class A1A, 5.189% 12/11/38	416,915	454,742
Series 2006-T22 Class A1A, 5.761% 4/12/38 (e)	842,607	903,642
Series 2006-PW12 Class A1A, 5.891% 9/11/38 (e)	703,710	761,042
Series 2007-PW18 Class X2, 0.4573% 6/11/50 (c)(e)(g)	10,961,909	63,612
Series 2007-T28 Class X2, 0.304% 9/11/42 (c)(e)(g)	6,730,010	17,417
C-BASS Trust floater Series 2006-SC1 Class A, 0.4243% 5/25/36 (c)(e)	55,305	53,333
CD Commercial Mortgage Trust Series 2007-CD5 Class A1A, 5.8% 11/15/44	874,174	970,557
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 1.6842% 5/15/35 (c)(e)(g)	458,013	4,469
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4 Class A3, 5.293% 12/11/49	174,133	177,416
Series 2006-CD2 Class A1B, 5.4876% 1/15/46 (e)	1,321,434	1,397,387
Commercial Mortgage Securities - continued
	Principal Amount	Value
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (e)	$ 241,000	$ 230,391
COMM Mortgage Trust:
Series 2013-LC6 Class ASB, 2.478% 1/10/46	1,180,000	1,172,138
Series 2014-CR15 Class A2, 2.968% 2/10/47	884,000	919,502
Series 2014-CR17 Class A2, 3.012% 5/10/47	790,000	814,688
Series 2014-UBS3 Class A2, 2.844% 6/10/47	1,960,000	2,019,413
COMM Mortgage Trust pass-thru certificates:
floater:
Series 2005-F10A Class J, 1.0011% 4/15/17 (c)(e)	14,378	14,378
Series 2006-FL12 Class AJ, 0.2811% 12/15/20 (c)(e)	70,368	70,104
sequential payer:
Series 2006-C7 Class A1A, 5.9336% 6/10/46 (e)	1,164,200	1,258,416
Series 2006-C8:
Class A1A, 5.292% 12/10/46	789,833	863,910
Class A4, 5.306% 12/10/46	790,000	856,031
Series 2004-LB4A Class A5, 4.84% 10/15/37	2,007,768	2,019,523
Series 2006-C7 Class A4, 5.9446% 6/10/46 (e)	209,191	225,581
Credit Suisse Commercial Mortgage Trust sequential payer:
Series 2007-C2 Class A3, 5.542% 1/15/49 (e)	432,000	474,797
Series 2007-C3 Class A4, 5.8658% 6/15/39 (e)	79,227	86,231
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.5011% 4/15/22 (c)(e)	771,000	753,733
Credit Suisse First Boston Mortgage Securities Corp.:
Series 2001-CK6 Class AX, 1.6122% 8/15/36 (e)(g)	12,696	16
Series 2001-CKN5 Class AX, 0% 9/15/34 (c)(e)(g)	948	0
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1 Class F, 0.4711% 2/15/22 (c)(e)	6,484	6,417
Series 2007-C1 Class B, 5.487% 2/15/40 (c)(e)	330,000	46,770
Series 2014-ICE:
Class A, 1.1% 4/20/27 (e)	810,000	810,000
Class B, 1.55% 4/20/27 (c)(e)	711,000	711,000
Extended Stay America Trust floater Series 2013-ESFL:
Class A1FL, 0.951% 12/5/31 (c)(e)	478,564	478,564
Class A2FL, 0.851% 12/5/31 (c)(e)	630,000	629,618
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	1,136,000	1,241,802
Series 2001-1 Class X1, 1.3938% 5/15/33 (c)(e)(g)	31,568	764
Commercial Mortgage Securities - continued
	Principal Amount	Value
GE Capital Commercial Mortgage Corp.: - continued
Series 2006-C1 Class A1A, 5.4566% 3/10/44 (e)	$ 482,616	$ 513,317
Greenwich Capital Commercial Funding Corp.:
sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	1,090,000	1,193,232
Series 2007-GG11 Class A1, 0.4614% 12/10/49 (c)(e)(g)	3,053,177	3,099
GS Mortgage Securities Corp. II Series 2006-GG6 Class A1A, 5.556% 4/10/38 (e)	430,953	457,765
GS Mortgage Securities Corp. Trust Series 2013- C, 2.974% 1/10/30 (c)	150,000	152,503
GS Mortgage Securities Trust:
sequential payer Series 2006-GG8:
Class A1A, 5.547% 11/10/39	541,739	588,526
Class A4, 5.56% 11/10/39 (e)	399,000	433,767
Series 2012-GC6 Class A1, 1.282% 1/10/45	119,648	120,298
Hilton U.S.A. Trust:
floater Series 2013-HLF Class AFL, 1.153% 11/5/30 (c)(e)	486,000	486,287
Series 2013-HLT:
Class CFX, 3.7141% 11/5/30 (c)	110,000	112,289
Class DFX, 4.4065% 11/5/30 (c)	1,039,000	1,078,618
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FL2A:
Class E, 0.4311% 11/15/18 (c)(e)	19,769	19,568
Class F, 0.4811% 11/15/18 (c)(e)	44,014	43,359
Class G, 0.5111% 11/15/18 (c)(e)	38,259	37,112
Class H, 0.6511% 11/15/18 (c)(e)	29,463	28,472
sequential payer:
Series 2006-CB17 Class A3, 5.45% 12/12/43	10,439	10,424
Series 2006-LDP8 Class A1A, 5.397% 5/15/45	422,667	458,619
Series 2007-LD11:
Class A2, 5.9741% 6/15/49 (e)	63,119	63,106
Class A4, 5.9891% 6/15/49 (e)	29,781	32,877
Series 2007-LDPX Class A3, 5.42% 1/15/49	563,341	617,358
Series 2006-LDP7 Class A1A, 6.0252% 4/15/45 (e)	1,015,270	1,102,660
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2005-C1 Class A1A, 4.581% 2/15/30	629,089	639,966
Series 2006-C6 Class A4, 5.372% 9/15/39	233,000	253,251
Series 2006-C7 Class A2, 5.3% 11/15/38	111,692	115,440
Series 2007-C1 Class A4, 5.424% 2/15/40	27,816	30,482
Series 2007-C2 Class A3, 5.43% 2/15/40	85,513	94,065
Commercial Mortgage Securities - continued
	Principal Amount	Value
LB-UBS Commercial Mortgage Trust: - continued
Series 2006-C6 Class A1A, 5.342% 9/15/39 (e)	$ 737,286	$ 800,684
Series 2007-C7:
Class A3, 5.866% 9/15/45	1,130,185	1,277,754
Class XCP, 0.4192% 9/15/45 (e)(g)	12,171,718	19,840
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA Class H, 0.5511% 9/15/21 (c)(e)	8,568	8,538
Merrill Lynch Mortgage Trust:
Series 2005-CKI1 Class A1A, 5.4573% 11/12/37 (e)	232,400	244,017
Series 2005-LC1 Class F, 5.6008% 1/12/44 (c)(e)	188,000	167,790
Series 2006-C2 Class A1A, 5.739% 8/12/43 (e)	731,937	798,165
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.2703% 12/12/49 (e)	10,758	10,736
sequential payer:
Series 2006-4 Class ASB, 5.133% 12/12/49 (e)	81,684	83,703
Series 2007-5 Class A4, 5.378% 8/12/48	8,871	9,601
Series 2006-4 Class XP, 0.8119% 12/12/49 (e)(g)	2,779,122	9,566
Series 2007-6 Class B, 5.635% 3/12/51 (e)	216,000	71,280
Series 2007-7 Class B, 5.9126% 6/12/50 (e)	19,000	694
Morgan Stanley BAML Trust Series 2014-C14 Class A2, 3.077% 2/15/47	817,000	847,979
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.352% 7/15/19 (c)(e)	40,774	25,407
Series 2007-XLFA:
Class A2, 0.252% 10/15/20 (c)(e)	226,954	226,618
Class C, 0.312% 10/15/20 (c)(e)	124,000	123,019
Class D, 0.342% 10/15/20 (c)(e)	76,067	74,856
Class E, 0.402% 10/15/20 (c)(e)	95,138	93,148
Class F, 0.452% 10/15/20 (c)(e)	57,094	55,614
Class G, 0.492% 10/15/20 (c)(e)	70,577	68,042
Class H, 0.582% 10/15/20 (c)(e)	44,426	40,609
Class J, 0.732% 10/15/20 (c)(e)	25,649	13,186
Series 2006-HQ9 Class A4, 5.731% 7/12/44 (e)	712,191	768,657
Series 2006-IQ11 Class A1A, 5.8168% 10/15/42 (e)	868,831	931,691
Series 2006-T23 Class A3, 5.9816% 8/12/41 (e)	98,346	99,322
Series 2007-T27 Class A1A, 5.8315% 6/11/42 (e)	949,040	1,060,536
Providence Place Group Ltd. Partnership sequential payer Series 2000-C1 Class A1, 7.75% 7/20/16 (c)	66,462	70,384
Commercial Mortgage Securities - continued
	Principal Amount	Value
SCG Trust Series 2013-SRP1 Class A, 1.5522% 11/15/26 (c)(e)	$ 518,000	$ 519,650
UBS Commercial Mortgage Trust Series 2012-C1 Class A2, 2.18% 5/10/45	520,000	531,594
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class G, 0.5111% 9/15/21 (c)(e)	119,254	116,910
Class J, 0.7511% 9/15/21 (c)(e)	45,086	43,298
Series 2007-WHL8:
Class F, 0.6311% 6/15/20 (c)(e)	526,588	486,010
Class LXR1, 0.8511% 6/15/20 (c)(e)	26,291	25,813
sequential payer:
Series 2006-C29 Class A1A, 5.297% 11/15/48	1,189,686	1,303,841
Series 2007-C30 Class A5, 5.342% 12/15/43	231,000	252,507
Series 2007-C32 Class A3, 5.9341% 6/15/49 (e)	367,000	405,017
Series 2007-C33 Class A5, 6.1321% 2/15/51 (e)	143,000	160,048
Series 2005-C22 Class F, 5.5471% 12/15/44 (c)(e)	360,000	79,200
Series 2006-C23 Class A1A, 5.422% 1/15/45 (e)	877,457	933,005
Series 2006-C24 Class A1A, 5.557% 3/15/45 (e)	769,723	823,992
Series 2006-C25 Class A1A, 5.9028% 5/15/43 (e)	774,020	838,413
Series 2006-C26 Class A1A, 6.009% 6/15/45 (e)	564,764	611,020
Series 2006-C27:
Class A1A, 5.749% 7/15/45 (e)	446,344	486,220
Class A3, 5.765% 7/15/45 (e)	360,219	383,978
Series 2007-C31 Class C, 5.8591% 4/15/47 (e)	59,000	56,754
Series 2007-C31A Class A2, 5.421% 4/15/47	77,553	77,644
WF-RBS Commercial Mortgage Trust Series 2013-C11 Class ASB, 2.63% 3/15/45	1,310,000	1,307,367
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $49,532,494)		51,679,344
Municipal Securities - 0.4%

Illinois Gen. Oblig.:
Series 2011, 5.877% 3/1/19	1,575,000	1,780,868
Series 2013, 2.69% 12/1/17	500,000	509,205
TOTAL MUNICIPAL SECURITIES (Cost $2,269,510)		2,290,073
Foreign Government and Government Agency Obligations - 1.2%
	Principal Amount	Value
Banco Nacional de Desenvolvimento Economico e Social 3.375% 9/26/16 (c)	$ 520,000	$ 534,820
Brazilian Federative Republic 6% 1/17/17	2,000,000	2,229,000
New Brunswick Province 2.75% 6/15/18	1,300,000	1,363,565
Ontario Province 1% 7/22/16	3,000,000	3,028,017
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $7,024,666)		7,155,402
Fixed-Income Funds - 1.9%
	Shares
Fidelity Specialized High Income Central Fund (f) (Cost $10,650,225)	103,244	11,142,125
Money Market Funds - 6.2%

Fidelity Cash Central Fund, 0.10% (a) (Cost $36,568,216)	36,568,216	36,568,216
TOTAL INVESTMENT PORTFOLIO - 102.3% (Cost $586,013,208)		605,558,191
NET OTHER ASSETS (LIABILITIES) - (2.3)%		(13,830,386)
NET ASSETS - 100%		$ 591,727,805
Swaps
Credit Default Swaps
Underlying Reference	Rating(1)	Expiration Date	Clearinghouse/Counterparty	Fixed Payment Received/(Paid)	Notional Amount (2)	Value (1)	Upfront Premium Received/(Paid)	Unrealized Appreciation/(Depreciation)
Sell Protection
Morgan Stanley ABS Capital I Inc Series 2004-NC8 Class B3	C	Oct. 2034	Merrill Lynch, Inc.	4.60%	$ 67,348	$ (51,053)	$ 0	$ (51,053)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $72,198,120 or 12.2% of net assets.

(d) Security or a portion of the security has been segregated as collateral for open bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $121,057.
(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 11,526
Fidelity Specialized High Income Central Fund	379,420
Total	$ 390,946
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Specialized High Income Central Fund	$ 5,438,117	$ 5,382,688	$ -	$ 11,142,125	2.4%
Other Information

The following is a summary of the inputs used, as of May 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 387,824,159	$ -	$ 387,824,159	$ -
U.S. Government and Government Agency Obligations	58,337,465	-	58,337,465	-
U.S. Government Agency - Mortgage Securities	8,299,599	-	8,299,599	-
Asset-Backed Securities	30,728,265	-	30,358,771	369,494
Collateralized Mortgage Obligations	11,533,543	-	11,364,012	169,531
Commercial Mortgage Securities	51,679,344	-	51,679,344	-
Municipal Securities	2,290,073	-	2,290,073	-
Foreign Government and Government Agency Obligations	7,155,402	-	7,155,402	-
Fixed-Income Funds	11,142,125	11,142,125	-	-
Money Market Funds	36,568,216	36,568,216	-	-
Total Investments in Securities:	$ 605,558,191	$ 47,710,341	$ 557,308,825	$ 539,025
Derivative Instruments:
Liabilities
Swaps	$ (51,053)	$ -	$ (51,053)	$ -
Income Tax Information

At May 31, 2014, the cost of investment securities for income tax purposes was $591,753,237. Net unrealized appreciation aggregated $13,804,954, of which $15,154,501 related to appreciated investment securities and $1,349,547 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Mortgage Securities Fund

(A Class of Fidelity Advisor®
Mortgage Securities Fund)

May 31, 2014

1.804979.110

MOR-QTLY-0714

Investments May 31, 2014 (Unaudited)

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 97.5%
	Principal Amount (000s)	Value (000s)
Fannie Mae - 57.7%
1.814% 9/1/36 (d)	$ 92	$ 95
2.139% 3/1/36 (d)	189	204
2.204% 1/1/35 (d)	265	280
2.294% 7/1/35 (d)	7	7
2.303% 6/1/36 (d)	43	46
2.332% 3/1/35 (d)	37	39
2.338% 9/1/36 (d)	143	152
2.344% 5/1/36 (d)	233	244
2.367% 4/1/36 (d)	157	167
2.387% 7/1/35 (d)	63	67
2.395% 6/1/36 (d)	555	590
2.421% 10/1/33 (d)	51	54
2.421% 11/1/36 (d)	54	57
2.462% 4/1/37 (d)	137	143
2.47% 8/1/35 (d)	351	372
2.5% 10/1/36 (d)	172	184
2.5% 3/1/43 to 7/1/43	1,294	1,230
2.5% 6/1/44 (b)	4,900	4,654
2.584% 5/1/36 (d)	49	51
2.655% 9/1/37 (d)	29	31
2.966% 8/1/41 (d)	768	803
3% 4/1/27 to 9/1/43	137,108	135,959
3.167% 3/1/42 (d)	4,225	4,443
3.375% 9/1/41 (d)	196	207
3.482% 3/1/40 (d)	327	342
3.5% 1/1/26 to 8/1/43	36,020	37,225
3.5% 6/1/44 (b)	14,200	14,624
3.5% 6/1/44 (b)	6,000	6,179
3.5% 6/1/44 (b)	11,200	11,534
3.5% 6/1/44 (b)	21,700	22,347
3.5% 6/1/44 (b)	100	103
3.5% 6/1/44 (b)	4,600	4,737
4% 11/1/26 to 1/1/44	77,889	82,790
4% 6/1/44 (b)	67,500	71,492
4% 6/1/44 (b)	5,900	6,249
4% 6/1/44 (b)	6,100	6,461
4% 6/1/44 (b)	700	741
4% 6/1/44 (b)	300	318
4% 6/1/44 (b)	4,200	4,448
4% 6/1/44 (b)	22,400	23,725
4% 6/1/44 (b)	4,400	4,660
4.5% 5/1/25 to 10/1/41	30,925	33,537
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4.5% 6/1/44 (b)	$ 13,500	$ 14,592
4.5% 6/1/44 (b)	11,200	12,106
5% 5/1/20 to 4/1/42	13,916	15,396
5.5% 2/1/18 to 6/1/36	3,156	3,516
5.5% 6/1/44 (b)	9,000	10,030
5.565% 8/1/46 (d)	45	48
6.5% 9/1/14 to 5/1/38	2,498	2,800
7% 12/1/15 to 5/1/30	1,405	1,618
7.21% 12/1/36 (d)	44	47
7.5% 8/1/22 to 9/1/32	739	871
8% 12/1/29 to 3/1/37	15	18
8.5% 1/1/16 to 7/1/31	103	120
9% 10/1/30	208	255
9.5% 7/1/16 to 8/1/22	19	21
12.5% 8/1/15 to 3/1/16	3	3
12.75% 2/1/15	1	1
		543,033
Freddie Mac - 17.5%
1.82% 3/1/35 (d)	132	137
2.05% 6/1/37 (d)	31	33
2.095% 8/1/37 (d)	93	98
2.121% 5/1/37 (d)	75	79
2.125% 3/1/36 (d)	468	494
2.14% 11/1/35 (d)	308	326
2.356% 5/1/34 (d)	10	10
2.385% 6/1/37 (d)	28	30
2.415% 6/1/37 (d)	293	313
2.418% 4/1/37 (d)	103	110
2.451% 6/1/37 (d)	584	619
2.492% 4/1/35 (d)	11	12
2.595% 4/1/37 (d)	9	9
2.689% 6/1/33 (d)	897	958
2.795% 7/1/36 (d)	123	132
2.825% 12/1/36 (d)	399	426
2.905% 10/1/36 (d)	15	15
3% 11/1/42 to 2/1/44	26,643	26,392
3.065% 10/1/35 (d)	58	62
3.084% 9/1/41 (d)	913	956
3.5% 1/1/26 to 10/1/43	29,922	30,859
3.5% 6/1/44 (b)	4,500	4,628
4% 9/1/41 to 5/1/42	20,066	21,291
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
4% 6/1/44 (b)	$ 4,500	$ 4,759
4.5% 7/1/25 to 10/1/41	12,959	14,067
4.5% 6/1/44 (b)	600	649
4.5% 6/1/44 (b)	2,100	2,270
5% 7/1/33 to 9/1/40 (c)	18,010	19,973
5.5% 10/1/17 to 10/1/39	16,666	18,574
6% 5/1/16 to 6/1/39	3,780	4,228
6.5% 12/1/14 to 9/1/39	5,991	6,770
7% 6/1/21 to 9/1/36	1,927	2,232
7.5% 7/1/14 to 7/1/34	2,672	3,135
8% 11/1/16 to 1/1/37	22	26
8.5% 6/1/16 to 9/1/20	6	6
9% 9/1/16 to 5/1/21	36	39
10% 1/1/16 to 12/1/18	2	2
12.5% 12/1/14	0*	0*
13% 6/1/15	0*	0*
		164,719
Ginnie Mae - 22.3%
3% 4/20/43 to 4/20/44	2,415	2,433
3% 6/1/44 (b)	3,500	3,522
3.5% 3/15/42 to 2/20/44	25,485	26,539
3.5% 6/1/44 (b)	22,800	23,715
4% 7/20/33 to 10/15/42	32,230	34,477
4% 6/1/44 (b)	8,600	9,181
4.497% 1/20/62 (h)	791	867
4.5% 8/15/33 to 3/20/41	45,742	50,091
4.564% 11/20/61 (h)	915	1,000
4.751% 12/20/60 (h)	13,449	14,608
4.814% 1/20/61 (h)	312	340
5% 9/20/33 to 6/20/41	24,573	27,373
5.5% 10/15/33 to 9/15/39	3,881	4,400
6% 8/15/32 to 6/15/36	7,184	8,297
6.5% 10/15/34 to 7/15/36	260	301
7% 2/15/24 to 4/20/32	1,038	1,230
7.5% 12/15/16 to 12/15/29	437	512
8% 6/15/21 to 12/15/25	233	275
8.5% 12/15/16 to 10/15/28	212	252
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae - continued
9% 11/20/17	$ 1	$ 1
10.5% 10/20/17 to 2/20/18	4	4
		209,418
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $898,281)		917,170
Asset-Backed Securities - 7.6%

American Credit Acceptance Receivables Trust:
Series 2012-2 Class A, 1.89% 7/15/16 (a)	387	388
Series 2013-2 Class A, 1.32% 2/15/17 (a)	1,419	1,421
Series 2014-1 Class A, 1.14% 3/12/18 (a)	3,934	3,938
Ameriquest Mortgage Securities, Inc. pass-thru certificates Series 2005-R6 Class A2, 0.35% 8/25/35 (d)	1,038	1,031
CFC LLC:
Series 2013-1A Class A, 1.65% 7/17/17 (a)	124	124
Series 2013-2A Class A, 1.75% 11/15/17 (a)	6,869	6,897
Series 2014-1A Class A, 1.46% 12/17/18 (a)	5,725	5,716
Chase Funding Mortgage Loan Asset-Backed Certificates Series 2003-3 Class 1A5, 4.66% 3/25/33	5,369	5,334
CPS Auto Receivables Trust:
Series 2013-C Class A, 1.64% 4/16/18 (a)	3,018	3,033
Series 2013-D Class A, 1.54% 7/16/18 (a)	4,204	4,219
Exeter Automobile Receivables Trust:
Series 2013-1A Class A, 1.29% 10/16/17 (a)	2,527	2,532
Series 2013-2A, Class A, 1.49% 11/15/17 (a)	6,234	6,255
Series 2014-1A Class A, 1.29% 5/15/18 (a)	2,615	2,621
Series 2014-2A Class A, 1.06% 8/15/18 (a)	4,000	4,000
GSAMP Trust:
Series 2004-AR1 Class B4, 5.5% 6/25/34 (a)	82	6
Series 2004-AR2 Class B1, 3% 8/25/34 (d)	497	9
HLSS Servicer Advance Receivables Backed Notes:
Series 2014-T1 Class AT1, 1.24% 1/17/45 (a)	4,371	4,378
1.2865% 9/15/44 (a)	5,000	5,006
JPMorgan Mortgage Acquisition Trust:
Series 2007-CH1 Class AF3, 5.532% 11/25/36	2,356	2,421
Series 2007-CH4 Class A3, 0.26% 2/25/32 (d)	4,510	4,472
PennyMac Loan Trust Series 2011-NPL1 Class M1, 5% 9/25/51 (a)	2,162	2,172
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Stanwich Mortgage Loan Trust Series 2012-NPL5 Class A, 2.9814% 10/18/42 (a)	$ 123	$ 123
Structured Asset Securities Corp.:
Series 2005-NC2 Class M3, 0.58% 5/25/35 (d)	1,995	1,855
Series 2007-BC3 Class 2A1, 0.21% 5/25/47 (d)	3,372	3,353
TOTAL ASSET-BACKED SECURITIES (Cost $71,973)		71,304
Collateralized Mortgage Obligations - 12.4%

Private Sponsor - 6.0%
BCAP LLC Trust sequential payer Series 2010-RR12 Class 3A5, 5% 8/26/37 (a)(d)	20	20
BCAP LLC Trust sequential payer Series 2010-RR11 Class 6A1, 2.509% 3/27/36 (a)(d)	4,244	4,237
Citigroup Mortgage Loan Trust:
sequential payer Series 2012-A Class A, 2.5% 6/25/51 (a)	531	513
Series 2010-7 Class 9A1, 4.5% 10/25/37 (a)	682	685
Credit Suisse Commercial Mortgage Trust floater Series 2010-15R Class 5A5, 0.5123% 11/26/35 (a)(d)	5,500	5,034
Credit Suisse Mortgage Capital Certificates floater Series 2011-7R Class A1, 1.4038% 8/28/47 (a)(d)	92	92
Credit Suisse Mortgage Trust Series 2012-2R Class 1A1, 2.6424% 5/27/35 (a)(d)	832	859
CSMC:
floater Series 2011-1R Class A1, 1.1538% 2/27/47 (a)(d)	586	585
Series 2014-3R Class 2A1, 0.8555% 5/27/37 (a)(d)	2,116	2,020
FDIC Trust Series 2013-N1 Class A, 4.5% 10/25/18 (a)	2,306	2,339
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.572% 10/25/34 (d)	526	525
Granite Master Issuer PLC floater:
Series 2005-2 Class A6, 0.4093% 12/20/54 (d)	2,047	2,031
Series 2006-1A Class A5, 0.2893% 12/20/54 (a)(d)	1,832	1,815
Series 2006-4 Class A4, 0.2493% 12/20/54 (d)	1,643	1,627
Series 2007-1:
Class 2A1, 0.2893% 12/20/54 (d)	2,087	2,068
Class 3A1, 0.3493% 12/20/54 (d)	1,855	1,838
Series 2007-2:
Class 2A1, 0.231% 12/17/54 (d)	2,248	2,226
Class 3A1, 0.331% 12/17/54 (d)	1,360	1,348
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Granite Mortgages Series 2003-2 Class 1A3, 0.7279% 7/20/43 (d)	$ 237	$ 237
Granite Mortgages PLC floater:
Series 2003-3 Class 1A3, 0.6279% 1/20/44 (d)	639	637
Series 2004-1 Class 2A1, 0.5549% 3/20/44 (d)	3,513	3,503
Series 2004-3 Class 2A1, 0.5149% 9/20/44 (d)	2,137	2,129
JPMorgan REREMIC Trust floater Series 2009-5 Class 2A1, 1.8553% 1/26/37 (a)(d)	737	735
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.36% 5/25/47 (d)	372	306
MASTR Alternative Loan Trust Series 2004-6 Class 5A1, 5.4611% 7/25/19 (d)	2,315	2,402
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.32% 2/25/37 (d)	1,814	1,661
Morgan Stanley Re-REMIC Trust Series 2010-R6 Class 1A, 2.6101% 2/26/37 (a)(d)	5,951	6,084
PMT Loan Trust Series 2013-J1 Class A1, 3.5% 9/25/43 (a)	10	10
Structured Asset Securities Corp. Series 2003-15A Class 4A, 2.5126% 4/25/33 (d)	212	212
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 0.79% 9/25/43 (d)	437	430
WaMu Mortgage pass-thru certificates sequential payer:
Series 2002-S8 Class 2A7, 5.25% 1/25/18	456	458
Series 2003-MS5 Class 1A1, 5% 3/25/18	568	583
Wells Fargo Mortgage Backed Securities Trust:
Series 2003-I Class A1, 2.4908% 9/25/33 (d)	1,332	1,353
Series 2005-AR2 Class 1A2, 2.6154% 3/25/35 (d)	305	227
Series 2006-AR10 Class 3A1, 2.615% 7/25/36 (d)	1,788	1,796
Series 2007-9:
Class 1A5, 5.5% 7/25/37	1,780	1,834
Class 1A8, 5.5% 7/25/37	2,181	2,242
TOTAL PRIVATE SPONSOR		56,701
U.S. Government Agency - 6.4%
Fannie Mae:
floater:
Series 2003-118 Class S, 7.95% 12/25/33 (d)(f)(g)	486	102
Series 2007-57 Class FA, 0.38% 6/25/37 (d)	2,125	2,122
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae: - continued
planned amortization class:
Series 1994-23 Class PZ, 6% 2/25/24	$ 3,048	$ 3,374
Series 1999-17 Class PG, 6% 4/25/29	1,008	1,110
Series 1999-32 Class PL, 6% 7/25/29	837	924
Series 1999-33 Class PK, 6% 7/25/29	483	534
Series 2001-52 Class YZ, 6.5% 10/25/31	57	64
Series 2005-39 Class TE, 5% 5/25/35	1,120	1,239
Series 2005-73 Class SA, 17.16% 8/25/35 (d)(g)	188	228
Series 2006-105 Class MD, 5.5% 6/25/35	1,145	1,194
Series 2011-35 Class PA, 4% 2/25/39	892	934
sequential payer:
Series 2001-20 Class Z, 6% 5/25/31	919	1,012
Series 2001-31 Class ZC, 6.5% 7/25/31	419	483
Series 2002-16 Class ZD, 6.5% 4/25/32	145	168
Series 2002-74 Class SV, 7.4% 11/25/32 (d)(f)	309	61
Series 2002-79 Class Z, 5.5% 11/25/22	474	527
Series 06-116 Class SG, 6.49% 12/25/36 (d)(f)(g)	335	57
Series 07-40 Class SE, 6.29% 5/25/37 (d)(f)(g)	209	32
Series 1993-165 Class SH, 19.3755% 9/25/23 (d)(g)	47	62
Series 2003-21 Class SK, 7.95% 3/25/33 (d)(f)(g)	163	45
Series 2003-35 Class TQ, 7.35% 5/25/18 (d)(f)(g)	98	9
Series 2003-42 Class SJ, 6.9% 11/25/22 (d)(f)(g)	14	0*
Series 2007-57 Class SA, 39.72% 6/25/37 (d)(g)	636	1,207
Series 2007-66:
Class FB, 0.55% 7/25/37 (d)	1,122	1,130
Class SB, 38.7% 7/25/37 (d)(g)	207	392
Series 2008-12 Class SG, 6.2% 3/25/38 (d)(f)(g)	1,161	164
Series 2009-114 Class AI, 5% 12/25/23 (f)	552	34
Series 2009-16 Class SA, 6.1% 3/25/24 (d)(f)(g)	541	35
Series 2009-76 Class MI, 5.5% 9/25/24 (f)	354	23
Series 2009-85 Class IB, 4.5% 8/25/24 (f)	159	13
Series 2009-93 Class IC, 4.5% 9/25/24 (f)	236	19
Series 2010-12 Class AI, 5% 12/25/18 (f)	1,035	75
Series 2010-135 Class LS, 5.9% 12/25/40 (d)(f)(g)	1,002	162
Series 2010-139 Class NI, 4.5% 2/25/40 (f)	1,273	219
Series 2010-23:
Class AI, 5% 12/25/18 (f)	456	31
Class HI, 4.5% 10/25/18 (f)	301	20
Series 2010-29 Class LI, 4.5% 6/25/19 (f)	957	62
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae: - continued
Series 2010-97 Class CI, 4.5% 8/25/25 (f)	$ 502	$ 46
Series 2011-67 Class AI, 4% 7/25/26 (f)	342	39
Series 2011-83 Class DI, 6% 9/25/26 (f)	545	83
Series 2013-N1 Class A, 6.57% 6/25/35 (d)(f)(g)	966	179
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339 Class 29, 5.5% 7/1/18 (f)	300	22
Series 348 Class 14, 6.5% 8/1/34 (d)(f)	265	53
Series 351:
Class 12, 5.5% 4/1/34 (d)(f)	184	28
Class 13, 6% 3/1/34 (f)	242	38
Series 359 Class 19, 6% 7/1/35 (f)	187	33
Series 384 Class 6, 5% 7/25/37 (f)	667	108
Freddie Mac:
planned amortization class:
Series 2095 Class PE, 6% 11/15/28	1,043	1,154
Series 2104 Class PG, 6% 12/15/28	311	343
Series 2121 Class MG, 6% 2/15/29	424	468
Series 2154 Class PT, 6% 5/15/29	691	761
Series 2162 Class PH, 6% 6/15/29	112	123
Series 2520 Class BE, 6% 11/15/32	525	579
Series 2585 Class KS, 7.4489% 3/15/23 (d)(f)(g)	59	9
Series 2590 Class YR, 5.5% 9/15/32 (f)	3	0*
Series 2802 Class OB, 6% 5/15/34	2,772	3,105
Series 2810 Class PD, 6% 6/15/33	184	186
Series 3002 Class NE, 5% 7/15/35	680	753
Series 3189 Class PD, 6% 7/15/36	610	701
Series 3415 Class PC, 5% 12/15/37	291	313
Series 3786 Class HI, 4% 3/15/38 (f)	1,160	182
Series 3806 Class UP, 4.5% 2/15/41	1,804	1,946
Series 3832 Class PE, 5% 3/15/41	960	1,060
Series 70 Class C, 9% 9/15/20	19	21
sequential payer:
Series 2114 Class ZM, 6% 1/15/29	148	164
Series 2135 Class JE, 6% 3/15/29	519	571
Series 2274 Class ZM, 6.5% 1/15/31	226	260
Series 2281 Class ZB, 6% 3/15/30	203	224
Series 2357 Class ZB, 6.5% 9/15/31	453	523
Series 2502 Class ZC, 6% 9/15/32	526	583
Series 3097 Class IA, 5.5% 3/15/33 (f)	135	2
Series 4302 Class DA, 3% 7/15/39	9,608	9,808
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac: - continued
sequential payer: - continued
Series 06-3115 Class SM, 6.4489% 2/15/36 (d)(f)(g)	$ 286	$ 48
Series 1658 Class GZ, 7% 1/15/24	650	729
Series 2013-4281 Class AI, 4% 12/15/28 (f)	3,126	364
Series 2380 Class SY, 8.0489% 11/15/31 (d)(f)(g)	1,725	381
Series 2587 Class IM, 6.5% 3/15/33 (f)	285	61
Series 2844:
Class SC, 45.8179% 8/15/24 (d)(g)	22	42
Class SD, 84.4857% 8/15/24 (d)(g)	33	83
Series 2947 Class XZ, 6% 3/15/35	760	841
Series 3055 Class CS, 6.4389% 10/15/35 (d)(f)	368	57
Series 3244 Class SG, 6.5089% 11/15/36 (d)(f)(g)	628	119
Series 3274 Class SM, 6.2789% 2/15/37 (d)(f)	449	68
Series 3284 Class CI, 5.9689% 3/15/37 (d)(f)	1,509	252
Series 3287 Class SD, 6.5989% 3/15/37 (d)(f)(g)	949	208
Series 3297 Class BI, 6.6089% 4/15/37 (d)(f)(g)	1,373	257
Series 3336 Class LI, 6.4289% 6/15/37 (d)(f)	688	99
Series 3772 Class BI, 4.5% 10/15/18 (f)	625	41
Series 3949 Class MK, 4.5% 10/15/34	593	641
Series 4181 Class LA, 3% 3/15/37	1,449	1,493
Freddie Mac Manufactured Housing participation certificates guaranteed planned amortization class Series 2043 Class CJ, 6.5% 4/15/28	406	462
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.5389% 6/16/37 (d)(f)(g)	330	57
Series 2010-H17 Class FA, 0.482% 7/20/60 (d)(h)	358	354
Series 2010-H18 Class AF, 0.451% 9/20/60 (d)(h)	400	395
Series 2010-H19 Class FG, 0.451% 8/20/60 (d)(h)	506	500
Series 2011-H05 Class FA, 0.651% 12/20/60 (d)(h)	1,292	1,289
Series 2011-H13 Class FA, 0.651% 4/20/61 (d)(h)	203	203
Series 2011-H14:
Class FB, 0.651% 5/20/61 (d)(h)	1,501	1,496
Class FC, 0.651% 5/20/61 (d)(h)	1,401	1,397
planned amortization class Series 2011-136 Class WI, 4.5% 5/20/40 (f)	716	131
sequential payer:
Series 2002-24 Class SK, 7.7989% 4/16/32 (d)(f)(g)	1,520	372
Series 2002-42 Class ZA, 6% 6/20/32	577	641
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
sequential payer: - continued
Series 2004-24 Class ZM, 5% 4/20/34	$ 1,009	$ 1,145
Series 1999-34 Class SC, 8.4489% 9/16/19 (d)(f)(g)	538	48
Series 1999-40 Class SE, 8.7989% 11/16/29 (d)(f)(g)	759	72
Series 2000-8 Class SA, 8.2989% 1/16/30 (d)(f)(g)	660	63
Series 2001-3 Class S, 7.9489% 2/16/31 (d)(f)	348	75
Series 2001-36:
Class SB, 7.9489% 12/16/23 (d)(f)(g)	973	188
Class SP, 8.5989% 9/16/26 (d)(f)	718	130
Series 2001-38 Class SB, 7.4289% 8/16/31 (d)(f)(g)	562	117
Series 2001-41 Class SG, 8.5989% 9/16/31 (d)(f)	349	59
Series 2001-46 Class SB, 7.9989% 5/16/23 (d)(f)	468	59
Series 2001-49:
Class SC, 7.4489% 12/16/25 (d)(f)(g)	1,280	226
Class SL, 7.4489% 5/16/30 (d)(f)(g)	1,476	291
Class SV, 8.0989% 12/16/28 (d)(f)(g)	1,081	111
Series 2001-50:
Class SD, 8.0478% 11/20/31 (d)(f)(g)	831	190
Class ST, 7.5489% 8/16/27 (d)(f)(g)	334	72
Series 2002-5 Class SP, 7.2989% 1/16/32 (d)(f)(g)	594	116
Series 2004-32 Class GS, 6.3489% 5/16/34 (d)(f)(g)	521	104
Series 2004-73 Class AL, 7.0489% 8/17/34 (d)(f)(g)	190	40
Series 2011-52 Class HI, 7% 4/16/41 (f)	2,094	617
Series 2012-76 Class GS, 6.5489% 6/16/42 (d)(f)(g)	1,095	211
Series 2012-97 Class JS, 6.0989% 8/16/42 (d)(f)(g)	3,737	616
TOTAL U.S. GOVERNMENT AGENCY		59,966
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $114,037)		116,667
Commercial Mortgage Securities - 6.3%

Asset Securitization Corp. Series 1997-D5 Class PS1, 1.5489% 2/14/43 (d)(f)	1,180	29
Banc of America Commercial Mortgage Trust Series 2006-4 Class A1A, 5.617% 7/10/46 (d)	2,213	2,412
Banc of America REMIC Trust Series 2012-CLRN Class A1, 1.3011% 8/15/29 (a)(d)	2,910	2,913
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust floater Series 2007-3:
Class M1, 0.46% 7/25/37 (a)(d)	$ 50	$ 32
Class M2, 0.49% 7/25/37 (a)(d)	52	30
Class M3, 0.52% 7/25/37 (a)(d)	85	36
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 1.6842% 5/15/35 (a)(d)(f)	3,364	33
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer Series 2007-CD4 Class A4, 5.322% 12/11/49	5,110	5,581
Credit Suisse Mortgage Capital Certificates Series 2014-ICE Class A, 1.1% 4/20/27 (d)	1,292	1,292
Freddie Mac sequential payer:
Series K033 Class A2, 3.06% 7/25/23	8,600	8,760
Series K034 Class A2, 3.531% 7/25/23	4,650	4,893
GS Mortgage Securities Corp. Trust Series 2013-KYO Class A, 1.0005% 11/8/29 (a)(d)	5,000	5,012
Hilton U.S.A. Trust floater Series 2013-HLF Class AFL, 1.153% 11/5/30 (a)(d)	909	910
JPMorgan Chase Commercial Mortgage Securities Trust:
sequential payer:
Series 2006-CB16 Class A1A, 5.546% 5/12/45	1,392	1,510
Series 2006-LDP8 Class A1A, 5.397% 5/15/45	4,493	4,875
Series 2007-LD11 Class A4, 5.9891% 6/15/49 (d)	4,140	4,570
Series 2007-CB20 Class A1A, 5.746% 2/12/51	2,822	3,165
Merrill Lynch-CFC Commercial Mortgage Trust sequential payer Series 2007-6 Class A4, 5.485% 3/12/51 (d)	175	193
SCG Trust Series 2013-SRP1 Class A, 1.5522% 11/15/26 (a)(d)	964	967
Wachovia Bank Commercial Mortgage Trust:
sequential payer:
Series 2006-C29 Class A1A, 5.297% 11/15/48	7,605	8,335
Series 2007-C33 Class A4, 6.1321% 2/15/51 (d)	1,470	1,615
Series 2006-C27 Class A1A, 5.749% 7/15/45 (d)	1,819	1,982
Series 2007-C31A Class A2, 5.421% 4/15/47	90	90
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $57,924)		59,235
Fixed-Income Funds - 0.2%
	Shares
Fidelity Mortgage Backed Securities Central Fund (e) (Cost $1,584)	14,418	1,563
Cash Equivalents - 4.7%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 0.07%, dated 5/30/14 due 6/2/14 (Collateralized by U.S. Government Obligations) # (Cost $44,409)	44,409	$ 44,409
TOTAL INVESTMENT PORTFOLIO - 128.7% (Cost $1,188,208)		1,210,348
NET OTHER ASSETS (LIABILITIES) - (28.7)%		(270,109)
NET ASSETS - 100%		$ 940,239
TBA Sale Commitments
	Principal Amount (000s)
Fannie Mae
3% 6/1/44	$ (300)	(297)
3.5% 6/1/44	(6,900)	(7,106)
4% 6/1/44	(1,000)	(1,059)
4% 6/1/44	(1,000)	(1,059)
4% 6/1/44	(11,000)	(11,651)
4% 6/1/44	(22,400)	(23,725)
4% 6/1/44	(300)	(318)
4% 6/1/44	(300)	(318)
4% 6/1/44	(4,200)	(4,448)
4% 6/1/44	(22,400)	(23,724)
5% 6/1/44	(1,500)	(1,657)
TOTAL FANNIE MAE		(75,362)
Ginnie Mae
4% 6/1/44	(6,500)	(6,939)
TOTAL TBA SALE COMMITMENTS (Proceeds $82,170)		$ (82,301)
Swaps
Interest Rate Swaps
Clearinghouse/ Counterparty (1)	Expiration Date	Notional Amount (000s)	Payment Received	Payment Paid	Value (000s)	Upfront Premium Received/ (Paid) (2) (000s)	Unrealized Appreciation/ (Depreciation) (000s)
CME	Jun. 2016	$ 33,867	3-month LIBOR	0.75%	$ (62)	$ 0	$ (62)
CME	Jun. 2019	9,372	3-month LIBOR	2%	(117)	0	(117)
CME	Jun. 2024	5,064	3-month LIBOR	3%	(197)	0	(197)
CME	Jun. 2044	9,173	3-month LIBOR	3.75%	(339)	0	(339)
TOTAL INTEREST RATE SWAPS					$ (715)	$ 0	$ (715)

(1) Swaps with CME Group (CME) are centrally cleared over-the-counter (OTC) swaps.

(2) Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $87,790,000 or 9.3% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $1,108,000.
(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity CentralFund's financial statements are available on the SEC's website or upon request.

(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(g) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(h) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
* Amount represents less than $1,000.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$44,409,000 due 6/02/14 at 0.07%
BNP Paribas Securities Corp.	$ 6,219
Commerz Markets LLC	25,460
Mizuho Securities USA, Inc.	12,730
$ 44,409
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Mortgage Backed Securities Central Fund	$ 31
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$ 1,486	$ 31	$ -	$ 1,563	0.0%
Other Information

The following is a summary of the inputs used, as of May 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government Agency - Mortgage Securities	$ 917,170	$ -	$ 917,170	$ -
Asset-Backed Securities	71,304	-	71,304	-
Collateralized Mortgage Obligations	116,667	-	116,667	-
Commercial Mortgage Securities	59,235	-	59,235	-
Fixed-Income Funds	1,563	1,563	-	-
Cash Equivalents	44,409	-	44,409	-
Total Investments in Securities:	$ 1,210,348	$ 1,563	$ 1,208,785	$ -
Derivative Instruments:
Liabilities
Swaps	$ (715)	$ -	$ (715)	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (82,301)	$ -	$ (82,301)	$ -
Income Tax Information

At May 31, 2014, the cost of investment securities for income tax purposes was $1,188,210,000. Net unrealized appreciation aggregated $22,138,000, of which $26,449,000 related to appreciated investment securities and $4,311,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities.

Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Brokers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Risk

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Short
Fixed-Income Fund
Class A
Class T
Class B
Class C
Institutional Class

May 31, 2014

1.804867.110

SFI-QTLY-0714

Investments May 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 40.5%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 2.2%
Automobiles - 1.1%
Daimler Finance North America LLC:
1.25% 1/11/16 (c)	$ 2,210,000	$ 2,233,081
1.3% 7/31/15 (c)	2,620,000	2,645,204
1.45% 8/1/16 (c)	1,740,000	1,762,493
2.3% 1/9/15 (c)	1,330,000	1,344,783
Volkswagen Group of America Finance LLC 1.25% 5/23/17 (c)	2,000,000	2,001,410
Volkswagen International Finance NV 1.6% 11/20/17 (c)	1,090,000	1,096,392
		11,083,363
Media - 1.1%
COX Communications, Inc.:
5.5% 10/1/15	238,000	252,893
6.25% 6/1/18 (c)	500,000	571,651
News America, Inc. 5.3% 12/15/14	2,007,000	2,059,784
Thomson Reuters Corp.:
0.875% 5/23/16	535,000	535,530
1.3% 2/23/17	374,000	375,139
Time Warner Cable, Inc. 5.85% 5/1/17	2,100,000	2,370,797
Time Warner, Inc. 3.15% 7/15/15	1,923,000	1,979,655
Viacom, Inc. 1.25% 2/27/15	1,634,000	1,642,873
Walt Disney Co. 1.1% 12/1/17	976,000	971,819
		10,760,141
TOTAL CONSUMER DISCRETIONARY		21,843,504
CONSUMER STAPLES - 2.7%
Beverages - 1.3%
Anheuser-Busch InBev Finance, Inc. 0.8% 1/15/16	2,500,000	2,513,480
Anheuser-Busch InBev Worldwide, Inc.:
0.8% 7/15/15	2,630,000	2,640,091
1.5% 7/14/14	1,611,000	1,613,532
FBG Finance Ltd. 5.125% 6/15/15 (c)	1,054,000	1,101,982
Heineken NV:
0.8% 10/1/15 (c)	1,492,000	1,495,848
1.4% 10/1/17 (c)	556,000	555,714
SABMiller Holdings, Inc. 2.45% 1/15/17 (c)	2,660,000	2,746,288
		12,666,935
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - 0.2%
Walgreen Co.:
1% 3/13/15	$ 1,695,000	$ 1,702,411
1.8% 9/15/17	678,000	686,754
		2,389,165
Food Products - 0.6%
General Mills, Inc. 0.875% 1/29/16	971,000	976,117
Kellogg Co. 0.4541% 2/13/15 (d)	1,685,000	1,686,602
Kraft Foods Group, Inc. 1.625% 6/4/15	2,690,000	2,720,037
William Wrigley Jr. Co. 1.4% 10/21/16 (c)	681,000	687,162
		6,069,918
Tobacco - 0.6%
Altria Group, Inc. 4.125% 9/11/15	2,300,000	2,405,533
Reynolds American, Inc.:
1.05% 10/30/15	1,240,000	1,241,133
6.75% 6/15/17	1,644,000	1,900,053
		5,546,719
TOTAL CONSUMER STAPLES		26,672,737
ENERGY - 3.6%
Energy Equipment & Services - 0.3%
Cameron International Corp. 1.15% 12/15/16	750,000	751,415
Nabors Industries, Inc. 2.35% 9/15/16 (c)	575,000	588,464
Petrofac Ltd. 3.4% 10/10/18 (c)	1,800,000	1,872,466
		3,212,345
Oil, Gas & Consumable Fuels - 3.3%
BG Energy Capital PLC 2.875% 10/15/16 (c)	1,350,000	1,407,501
Canadian Natural Resources Ltd. 1.45% 11/14/14	2,453,000	2,463,406
Devon Energy Corp. 1.2% 12/15/16	1,228,000	1,234,300
Enbridge, Inc.:
0.6776% 6/2/17 (d)	1,776,000	1,774,949
0.8834% 10/1/16 (d)	2,500,000	2,511,568
Enterprise Products Operating LP 1.25% 8/13/15	962,000	969,823
Marathon Petroleum Corp. 3.5% 3/1/16	1,703,000	1,779,807
Petrobras Global Finance BV:
2% 5/20/16	2,000,000	2,005,000
3.25% 3/17/17	1,500,000	1,533,150
Petrobras International Finance Co. Ltd. 3.875% 1/27/16	1,151,000	1,187,487
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petroleos Mexicanos 3.125% 1/23/19 (c)	$ 173,000	$ 178,190
Phillips 66 Co.:
1.95% 3/5/15	2,620,000	2,650,604
2.95% 5/1/17	650,000	680,589
Schlumberger Investment SA 1.25% 8/1/17 (c)	1,500,000	1,496,492
Southeast Supply Header LLC 4.85% 8/15/14 (c)	1,835,000	1,848,542
Spectra Energy Partners, LP 2.95% 6/15/16	313,000	325,726
Total Capital International SA:
0.75% 1/25/16	1,403,000	1,411,160
1% 1/10/17	3,000,000	3,011,874
TransCanada PipeLines Ltd. 0.9136% 6/30/16 (d)	4,000,000	4,033,100
		32,503,268
TOTAL ENERGY		35,715,613
FINANCIALS - 24.2%
Banks - 14.0%
ABN AMRO Bank NV 1.0279% 10/28/16 (c)(d)	2,000,000	2,015,100
Australia & New Zealand Banking Group Ltd.:
0.9% 2/12/16	1,670,000	1,681,111
1.25% 1/10/17	1,630,000	1,643,125
Bank of America Corp.:
1.25% 1/11/16	4,200,000	4,232,432
1.5% 10/9/15	1,000,000	1,010,379
3.7% 9/1/15	3,960,000	4,105,372
Bank of America NA:
1.25% 2/14/17	1,080,000	1,082,117
5.3% 3/15/17	250,000	275,442
Bank of Nova Scotia:
1.375% 7/15/16	3,130,000	3,171,329
1.375% 12/18/17	1,069,000	1,067,869
Bank of Tokyo-Mitsubishi UFJ Ltd.:
1% 2/26/16 (c)	2,200,000	2,207,748
1.55% 9/9/16 (c)	1,150,000	1,164,268
Barclays Bank PLC 2.5% 2/20/19	1,770,000	1,800,069
BNP Paribas 2.375% 9/14/17	2,070,000	2,125,977
BPCE SA 1.625% 2/10/17	1,080,000	1,091,286
Branch Banking & Trust Co. 1.45% 10/3/16	3,000,000	3,041,340
Capital One Bank NA:
1.15% 11/21/16	779,000	781,300
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Banks - continued
Capital One Bank NA: - continued
1.2% 2/13/17	$ 1,979,000	$ 1,981,308
Citigroup, Inc.:
1.1888% 7/25/16 (d)	2,000,000	2,020,052
1.25% 1/15/16	5,049,000	5,079,329
1.3% 4/1/16	1,650,000	1,660,293
1.3% 11/15/16	1,759,000	1,766,017
1.7% 7/25/16	7,310,000	7,401,901
2.65% 3/2/15	1,050,000	1,066,163
3.953% 6/15/16	2,000,000	2,116,164
Commonwealth Bank of Australia 1.125% 3/13/17	2,150,000	2,150,626
Credit Suisse New York Branch 3.5% 3/23/15	6,000,000	6,144,408
Discover Bank 2% 2/21/18	2,500,000	2,517,960
Fifth Third Bancorp 3.625% 1/25/16	673,000	704,233
Fifth Third Bank 0.9% 2/26/16	2,200,000	2,208,468
HSBC Bank PLC:
1.5% 5/15/18 (c)	1,090,000	1,082,168
3.1% 5/24/16 (c)	1,210,000	1,264,970
HSBC U.S.A., Inc.:
1.625% 1/16/18	963,000	966,579
2.375% 2/13/15	2,353,000	2,386,142
Huntington National Bank:
1.3% 11/20/16	740,000	744,587
1.35% 8/2/16	529,000	533,515
Intesa Sanpaolo SpA 2.375% 1/13/17	2,500,000	2,535,440
KeyBank NA 1.65% 2/1/18	735,000	736,586
Manufacturers & Traders Trust Co. 2.3% 1/30/19	1,080,000	1,093,193
Marshall & Ilsley Bank 5% 1/17/17	86,000	93,271
Mizuho Corporate Bank Ltd. 1.55% 10/17/17 (c)	3,280,000	3,280,105
National Bank of Canada 1.5% 6/26/15	1,794,000	1,816,560
Nordea Bank AB 0.875% 5/13/16 (c)	1,640,000	1,642,954
PNC Bank NA:
0.8% 1/28/16	3,000,000	3,012,891
1.15% 11/1/16	1,281,000	1,289,704
1.3% 10/3/16	1,130,000	1,141,693
Regions Bank 7.5% 5/15/18	479,000	570,317
Regions Financial Corp.:
2% 5/15/18	1,100,000	1,096,724
5.75% 6/15/15	1,150,000	1,206,385
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Banks - continued
Royal Bank of Canada:
0.6051% 3/8/16 (d)	$ 1,500,000	$ 1,505,001
0.85% 3/8/16	1,000,000	1,005,176
1.2% 1/23/17	1,261,000	1,268,011
1.45% 9/9/16	919,000	932,908
1.5% 1/16/18	2,210,000	2,213,958
2.2% 7/27/18	1,000,000	1,021,997
Royal Bank of Scotland Group PLC 2.55% 9/18/15	3,809,000	3,890,113
Sumitomo Mitsui Banking Corp.:
1.3% 1/10/17	2,500,000	2,512,408
1.45% 7/19/16	2,500,000	2,530,765
1.8% 7/18/17	1,970,000	2,002,113
SunTrust Banks, Inc.:
0.5172% 8/24/15 (d)	500,000	499,687
0.5334% 4/1/15 (d)	4,270,000	4,269,133
3.5% 1/20/17	1,449,000	1,535,495
5% 9/1/15	1,059,000	1,113,097
Svenska Handelsbanken AB 0.6839% 3/21/16 (d)	1,100,000	1,105,343
U.S. Bank NA 1.1% 1/30/17	2,170,000	2,181,798
Union Bank NA 1.5% 9/26/16	753,000	764,712
Wachovia Corp. 0.5649% 10/28/15 (d)	2,000,000	2,002,662
Wells Fargo Bank NA 0.4354% 5/16/16 (d)	4,500,000	4,485,591
Westpac Banking Corp.:
0.95% 1/12/16	2,210,000	2,225,377
1.2% 5/19/17	2,700,000	2,701,823
2% 8/14/17	2,250,000	2,302,972
		139,877,110
Capital Markets - 2.6%
Goldman Sachs Group, Inc.:
1.6% 11/23/15	1,090,000	1,102,805
1.748% 9/15/17	3,500,000	3,499,031
2.375% 1/22/18	2,200,000	2,236,586
JPMorgan Chase & Co.:
0.8472% 2/26/16 (d)	1,000,000	1,005,299
1.1% 10/15/15	1,080,000	1,086,378
1.125% 2/26/16	1,100,000	1,106,229
1.35% 2/15/17	8,000,000	8,036,872
Morgan Stanley:
1.1845% 12/19/14 (d)	1,000,000	1,003,022
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley: - continued
1.75% 2/25/16	$ 2,966,000	$ 3,010,362
5.45% 1/9/17	3,400,000	3,754,950
		25,841,534
Consumer Finance - 4.4%
American Express Credit Corp.:
0.6741% 11/13/15 (d)	2,735,000	2,746,044
0.875% 11/13/15	1,090,000	1,095,641
1.3% 7/29/16	1,120,000	1,131,344
2.75% 9/15/15	2,530,000	2,602,753
2.8% 9/19/16	970,000	1,013,413
American Honda Finance Corp. 1.125% 10/7/16	1,520,000	1,534,118
Capital One Financial Corp.:
0.8629% 11/6/15 (d)	1,000,000	1,004,389
1% 11/6/15	1,090,000	1,094,708
2.15% 3/23/15	1,300,000	1,317,716
Caterpillar Financial Services Corp.:
0.4672% 2/26/16 (d)	2,000,000	2,004,082
2.75% 6/24/15	701,000	719,189
Ford Motor Credit Co. LLC:
1.7% 5/9/16	1,100,000	1,116,501
2.75% 5/15/15	2,000,000	2,039,982
3% 6/12/17	2,950,000	3,078,865
General Electric Capital Corp.:
1% 1/8/16	1,299,000	1,309,006
1.5% 7/12/16	10,000,000	10,155,480
1.625% 7/2/15	3,165,000	3,203,078
2.25% 11/9/15	3,150,000	3,231,021
Hyundai Capital America:
1.45% 2/6/17 (c)	1,401,000	1,407,055
1.625% 10/2/15 (c)	1,410,000	1,425,062
1.875% 8/9/16 (c)	295,000	299,756
		43,529,203
Diversified Financial Services - 1.0%
ABB Finance (U.S.A.), Inc. 1.625% 5/8/17	511,000	517,144
Berkshire Hathaway, Inc. 1.55% 2/9/18	1,110,000	1,114,003
BP Capital Markets PLC:
1.375% 5/10/18	1,090,000	1,081,143
2.248% 11/1/16	1,320,000	1,366,646
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Diversified Financial Services - continued
Deutsche Bank AG London Branch 1.4% 2/13/17	$ 5,000,000	$ 5,026,950
TECO Finance, Inc. 4% 3/15/16	400,000	422,550
		9,528,436
Insurance - 1.7%
AEGON NV 4.625% 12/1/15	1,480,000	1,564,588
American International Group, Inc. 3.8% 3/22/17	818,000	877,885
Assurant, Inc. 2.5% 3/15/18	1,120,000	1,131,340
Berkshire Hathaway Finance Corp. 1.6% 5/15/17	1,330,000	1,352,115
Hartford Financial Services Group, Inc. 4% 3/30/15	1,000,000	1,028,472
Marsh & McLennan Companies, Inc. 2.55% 10/15/18	1,173,000	1,203,767
MetLife, Inc. 1.756% 12/15/17 (b)	465,000	470,600
Metropolitan Life Global Funding I:
1.3% 4/10/17 (c)	4,000,000	4,015,000
1.5% 1/10/18 (c)	2,559,000	2,548,393
2.5% 9/29/15 (c)	1,000,000	1,027,013
Pricoa Global Funding I 1.15% 11/25/16 (c)	1,100,000	1,103,373
Prudential Financial, Inc. 2.3% 8/15/18	365,000	372,210
		16,694,756
Real Estate Investment Trusts - 0.1%
Developers Diversified Realty Corp. 9.625% 3/15/16	330,000	379,241
Equity One, Inc. 5.375% 10/15/15	144,000	152,665
Health Care REIT, Inc. 2.25% 3/15/18	341,000	346,344
Simon Property Group LP 2.15% 9/15/17	500,000	514,915
		1,393,165
Real Estate Management & Development - 0.4%
Mack-Cali Realty LP 2.5% 12/15/17	770,000	780,819
Tanger Properties LP 6.15% 11/15/15	1,669,000	1,799,129
Ventas Realty LP:
1.25% 4/17/17	493,000	493,335
1.55% 9/26/16	287,000	290,569
Ventas Realty LP/Ventas Capital Corp. 2% 2/15/18	696,000	705,273
		4,069,125
TOTAL FINANCIALS		240,933,329
HEALTH CARE - 1.2%
Biotechnology - 0.2%
Amgen, Inc. 1.25% 5/22/17	1,990,000	1,989,668
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - continued
Health Care Providers & Services - 0.3%
Aetna, Inc. 1.5% 11/15/17	$ 135,000	$ 135,639
Express Scripts Holding Co. 2.1% 2/12/15	1,970,000	1,991,642
WellPoint, Inc. 1.875% 1/15/18	647,000	647,358
		2,774,639
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc. 1.3% 2/1/17	308,000	308,997
Pharmaceuticals - 0.7%
AbbVie, Inc.:
1.2% 11/6/15	2,200,000	2,218,845
1.75% 11/6/17	1,865,000	1,880,756
Mylan, Inc. 1.35% 11/29/16	364,000	365,831
Perrigo Co. PLC 1.3% 11/8/16 (c)	302,000	302,103
Sanofi SA 2.625% 3/29/16	1,263,000	1,311,447
Zoetis, Inc.:
1.15% 2/1/16	978,000	985,335
1.875% 2/1/18	174,000	174,650
		7,238,967
TOTAL HEALTH CARE		12,312,271
INDUSTRIALS - 0.4%
Aerospace & Defense - 0.3%
BAE Systems Holdings, Inc. 4.95% 6/1/14 (c)	1,500,000	1,500,000
L-3 Communications Corp. 1.5% 5/28/17	990,000	992,428
		2,492,428
Airlines - 0.0%
Iberbond 2004 PLC 4.826% 12/24/17 (f)	288,493	291,018
Industrial Conglomerates - 0.1%
General Electric Co. 0.85% 10/9/15	1,143,000	1,149,530
TOTAL INDUSTRIALS		3,932,976
INFORMATION TECHNOLOGY - 1.0%
Communications Equipment - 0.3%
Cisco Systems, Inc. 1.1% 3/3/17	2,700,000	2,712,728
Electronic Equipment & Components - 0.3%
Tyco Electronics Group SA:
1.6% 2/3/15	678,000	683,071
Nonconvertible Bonds - continued
	Principal Amount	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Tyco Electronics Group SA: - continued
2.375% 12/17/18	$ 225,000	$ 226,507
6.55% 10/1/17	1,559,000	1,809,759
		2,719,337
IT Services - 0.3%
IBM Corp. 1.95% 7/22/16	1,621,000	1,666,469
The Western Union Co.:
2.375% 12/10/15	490,000	500,981
2.875% 12/10/17	1,114,000	1,149,789
		3,317,239
Technology Hardware, Storage & Peripherals - 0.1%
Hewlett-Packard Co. 2.625% 12/9/14	1,330,000	1,344,940
TOTAL INFORMATION TECHNOLOGY		10,094,244
MATERIALS - 0.5%
Chemicals - 0.1%
Ecolab, Inc. 1.45% 12/8/17	594,000	594,492
Metals & Mining - 0.4%
Anglo American Capital PLC 1.1764% 4/15/16 (c)(d)	1,176,000	1,179,907
Rio Tinto Finance (U.S.A.) PLC:
1.0734% 6/17/16 (d)	1,000,000	1,009,929
1.375% 6/17/16	1,774,000	1,796,571
		3,986,407
TOTAL MATERIALS		4,580,899
TELECOMMUNICATION SERVICES - 2.4%
Diversified Telecommunication Services - 2.1%
AT&T, Inc.:
1.4% 12/1/17	1,100,000	1,096,803
2.5% 8/15/15	2,320,000	2,375,190
2.95% 5/15/16	1,200,000	1,249,648
British Telecommunications PLC:
1.25% 2/14/17	1,798,000	1,803,906
1.625% 6/28/16	645,000	654,098
2% 6/22/15	3,350,000	3,399,262
CenturyLink, Inc. 5.15% 6/15/17	1,100,000	1,196,250
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Deutsche Telekom International Financial BV 3.125% 4/11/16 (c)	$ 1,209,000	$ 1,259,579
Verizon Communications, Inc.:
2% 11/1/16	2,727,000	2,788,821
2.5% 9/15/16	5,484,000	5,677,273
		21,500,830
Wireless Telecommunication Services - 0.3%
America Movil S.A.B. de CV:
1.2344% 9/12/16 (d)	1,200,000	1,214,603
2.375% 9/8/16	1,532,000	1,577,960
		2,792,563
TOTAL TELECOMMUNICATION SERVICES		24,293,393
UTILITIES - 2.3%
Electric Utilities - 1.5%
American Electric Power Co., Inc. 1.65% 12/15/17	1,534,000	1,543,163
Duke Energy Corp.:
0.6081% 4/3/17 (d)	1,789,000	1,794,532
1.625% 8/15/17	602,000	608,374
FirstEnergy Corp. 2.75% 3/15/18	921,000	931,271
LG&E and KU Energy LLC 2.125% 11/15/15	2,334,000	2,370,133
NextEra Energy Capital Holdings, Inc. 1.611% 6/1/14	2,234,000	2,234,000
Northeast Utilities 1.45% 5/1/18	291,000	286,642
Pacific Gas & Electric Co. 5.625% 11/30/17	1,774,000	2,014,334
Pepco Holdings, Inc. 2.7% 10/1/15	1,098,000	1,122,146
Xcel Energy, Inc. 0.75% 5/9/16	2,200,000	2,204,880
		15,109,475
Multi-Utilities - 0.8%
Dominion Resources, Inc.:
1.4% 9/15/17	848,000	848,382
1.95% 8/15/16	848,000	868,555
2.25% 9/1/15	1,300,000	1,326,421
2.5336% 9/30/66 (d)	1,336,000	1,233,930
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Multi-Utilities - continued
MidAmerican Energy Holdings, Co. 1.1% 5/15/17	$ 2,618,000	$ 2,610,761
NiSource Finance Corp. 5.4% 7/15/14	1,000,000	1,005,631
		7,893,680
TOTAL UTILITIES		23,003,155
TOTAL NONCONVERTIBLE BONDS (Cost $399,015,543)		403,382,121
U.S. Government and Government Agency Obligations - 26.7%

U.S. Government Agency Obligations - 1.6%
Fannie Mae:
0.875% 2/8/18	1,348,000	1,333,517
1.625% 10/26/15	50,000	50,992
1.625% 11/27/18	686,000	690,718
1.875% 9/18/18	371,000	378,161
Freddie Mac:
0.875% 10/14/16	6,337,000	6,383,178
1% 9/29/17	6,227,000	6,230,549
1.25% 5/12/17	171,000	173,100
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		15,240,215
U.S. Treasury Obligations - 25.1%
U.S. Treasury Notes:
0.5% 7/31/17	46,500,000	45,947,813
0.625% 8/15/16	31,292,000	31,406,904
0.625% 12/15/16	24,856,000	24,867,657
0.625% 2/15/17	25,000,000	24,968,750
0.75% 1/15/17	40,701,000	40,815,451
0.875% 11/30/16	73,709,000	74,244,555
0.875% 1/31/17	7,993,000	8,037,961
0.875% 5/15/17	248,000	248,717
TOTAL U.S. TREASURY OBLIGATIONS		250,537,808
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $264,986,572)		265,778,023
U.S. Government Agency - Mortgage Securities - 3.8%
	Principal Amount	Value
Fannie Mae - 2.5%
1.85% 10/1/33 (d)	$ 47,805	$ 49,538
1.91% 3/1/35 (d)	34,360	35,764
2.056% 10/1/35 (d)	28,315	29,624
2.246% 11/1/34 (d)	212,180	224,666
2.252% 5/1/33 (d)	7,523	7,908
2.303% 7/1/35 (d)	366,891	391,114
2.305% 10/1/35 (d)	474,043	504,043
2.326% 5/1/35 (d)	383,606	405,070
2.332% 3/1/35 (d)	22,328	23,674
2.345% 2/1/35 (d)	435,914	462,225
2.363% 12/1/33 (d)	221,088	233,605
2.371% 7/1/35 (d)	1,346,650	1,424,062
2.387% 7/1/35 (d)	141,288	150,119
2.42% 11/1/36 (d)	68,267	72,436
2.421% 10/1/33 (d)	59,711	63,257
2.421% 11/1/36 (d)	525,928	560,297
2.427% 12/1/34 (d)	210,597	224,114
2.47% 8/1/35 (d)	304,759	323,752
2.511% 4/1/35 (d)	132,394	141,583
2.535% 10/1/41 (d)	635,088	662,268
2.536% 6/1/42 (d)	181,965	187,728
2.696% 9/1/41 (d)	806,961	844,951
2.735% 8/1/41 (d)	1,039,952	1,088,253
2.812% 10/1/35 (d)	88,086	94,059
2.949% 11/1/40 (d)	122,181	127,800
2.982% 9/1/41 (d)	145,449	152,297
3.027% 8/1/41 (d)	178,793	187,614
3.083% 10/1/41 (d)	72,143	75,538
3.205% 1/1/40 (d)	443,369	467,445
3.229% 7/1/41 (d)	208,997	220,249
3.348% 10/1/41 (d)	124,756	131,414
3.482% 3/1/40 (d)	296,289	310,146
3.5% 4/1/20 to 5/1/27	8,562,416	9,070,579
3.543% 7/1/41 (d)	216,534	228,983
3.602% 3/1/40 (d)	427,594	456,590
3.606% 12/1/39 (d)	113,259	120,040
4.5% 6/1/19 to 7/1/20	387,200	411,566
5.5% 11/1/17 to 11/1/34	4,867,173	5,391,500
6.5% 12/1/14 to 6/1/16	11,703	11,988
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
7% 1/1/16 to 11/1/18	$ 19,361	$ 20,354
7.5% 10/1/14	934	940
TOTAL FANNIE MAE		25,589,153
Freddie Mac - 1.2%
2.266% 11/1/35 (d)	313,540	331,712
2.311% 4/1/35 (d)	399,137	417,325
2.373% 1/1/35 (d)	57,060	60,393
2.447% 6/1/37 (d)	323,311	345,236
2.498% 8/1/36 (d)	153,947	163,948
2.517% 8/1/34 (d)	94,383	100,781
2.954% 8/1/41 (d)	514,910	539,853
3% 8/1/21	1,333,423	1,391,865
3.115% 9/1/41 (d)	281,895	296,263
3.234% 4/1/41 (d)	126,134	132,729
3.241% 9/1/41 (d)	133,149	140,095
3.282% 6/1/41 (d)	163,288	171,900
3.465% 5/1/41 (d)	148,459	156,946
3.5% 1/1/26	572,171	605,366
3.555% 4/1/40 (d)	322,294	342,454
3.613% 4/1/40 (d)	252,793	269,936
3.622% 6/1/41 (d)	220,377	233,586
3.693% 5/1/41 (d)	198,474	210,173
4% 6/1/24 to 4/1/26	4,314,221	4,621,426
4.5% 8/1/18 to 11/1/18	1,242,105	1,318,863
8.5% 5/1/26 to 7/1/28	49,631	59,421
12% 11/1/19	2	2
TOTAL FREDDIE MAC		11,910,273
Ginnie Mae - 0.1%
5.5% 6/15/35	420,446	477,493
7% 1/15/25 to 6/15/32	240,834	284,322
TOTAL GINNIE MAE		761,815
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $37,437,794)		38,261,241
Asset-Backed Securities - 14.4%
	Principal Amount	Value
Accredited Mortgage Loan Trust:
Series 2003-3 Class A1, 5.21% 1/25/34 (AMBAC Insured)	$ 319,551	$ 313,940
Series 2005-1 Class M1, 0.62% 4/25/35 (d)	84,112	73,861
Ally Auto Receivables Trust:
Series 2013-SN1 Class A3, 0.72% 5/20/16	1,650,000	1,653,051
Series 2014-SN1 Class A3, 0.75% 2/21/17	1,323,000	1,323,331
Ally Master Owner Trust:
Series 2012-1 Class A2, 1.44% 2/15/17	1,000,000	1,006,504
Series 2012-4 Class A, 1.72% 7/15/19	662,000	668,021
Series 2012-5 Class A, 1.54% 9/15/19	1,790,000	1,794,906
Series 2013-1 Class A2, 1% 2/15/18	2,500,000	2,511,796
Series 2014-3 Class A, 1.33% 3/15/19	4,772,000	4,780,809
American Express Credit Account Master Trust:
Series 2012-2 Class A, 0.68% 3/15/18	6,180,000	6,202,347
Series 2012-5 Class A, 0.59% 5/15/18	2,730,000	2,734,440
Series 2013-3 Class A, 0.98% 5/15/19	2,075,000	2,081,113
AmeriCredit Auto Receivables Trust:
Series 2013-1 Class A3, 0.61% 10/10/17	2,240,000	2,239,528
Series 2013-5 Class A3, 0.9% 9/10/18	1,634,000	1,639,654
Series 2014-1 Class A3, 0.9% 2/8/19	1,034,000	1,035,383
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2004-R2 Class M3, 0.9773% 4/25/34 (d)	11,399	7,478
Series 2005-R2 Class M1, 0.6% 4/25/35 (d)	97,513	96,685
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.9323% 3/25/34 (d)	82,560	77,900
Series 2006-W4 Class A2C, 0.31% 5/25/36 (d)	152,613	53,955
BMV Vehicle Lease Trust Series 2014-1 Class A3, 0.73% 2/21/17	1,500,000	1,501,036
Capital Auto Receivables Asset Trust Series 2014-2 Class A2, 0.91% 4/20/17	1,500,000	1,500,830
Capital One Multi-Asset Execution Trust:
Series 2013-A1 Class A1, 0.63% 11/15/18	6,250,000	6,258,593
Series 2013-A3 Class A3, 0.96% 9/16/19	1,000,000	1,001,772
Carmax Auto Owner Trust Series 2013-3 Class A3, 0.97% 4/16/18	1,125,000	1,131,895
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.2923% 12/25/36 (d)	228,766	140,357
CFC LLC Series 2014-1A Class A, 1.46% 12/17/18 (c)	954,177	952,715
Chase Issuance Trust:
Series 2012-A8 Class A8, 0.54% 10/16/17	5,000,000	5,004,732
Series 2013-A8 Class A8, 1.01% 10/15/18	1,200,000	1,204,378
Asset-Backed Securities - continued
	Principal Amount	Value
Chase Issuance Trust: - continued
Series 2014-A1 Class A, 1.15% 1/15/19	$ 1,500,000	$ 1,507,194
CIT Equipment Collateral:
Series 2012-VT1 Class A3, 1.1% 8/22/16 (c)	460,632	461,372
Series 2013-VT1 Class A3, 1.13% 7/20/20 (c)	2,500,000	2,519,084
Citibank Credit Card Issuance Trust:
Series 2012-A1 Class A1, 0.55% 10/10/17	2,990,000	2,993,589
Series 2013-A6 Class A6, 1.32% 9/7/18	3,330,000	3,365,817
Series 2014-A2 Class A2, 1.02% 2/22/19	2,160,000	2,159,775
Series 2014-A4 Class A4, 1.23% 4/24/19	2,000,000	2,007,803
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.4% 3/25/32 (MGIC Investment Corp. Insured) (d)	8,622	4,665
Series 2004-2 Class 3A4, 0.65% 7/25/34 (d)	62,430	58,045
Series 2004-3 Class M4, 1.6073% 4/25/34 (d)	10,389	7,581
Series 2004-4 Class M2, 0.9473% 6/25/34 (d)	40,334	39,763
Discover Card Master Trust:
Series 2013-A2 Class A2, 0.69% 8/15/18	5,580,000	5,590,846
Series 2013-A5 Class A5, 1.04% 4/15/19	2,246,000	2,255,770
Series 2014-A3 Class A3, 1.22% 10/15/19	2,000,000	2,007,885
Enterprise Fleet Financing LLC Series 2014-1 Class A2, 0.87% 9/20/19 (c)	1,500,000	1,500,560
Fannie Mae Series 2004-T5:
Class AB1, 0.6958% 5/28/35 (d)	159,655	148,345
Class AB3, 1.0117% 5/28/35 (d)	67,441	62,745
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.3293% 8/25/34 (d)	36,914	29,773
Ford Credit Auto Lease Trust:
Series 2013-B Class A3, 0.76% 9/15/16	870,000	872,550
Series 2014-A Class A3, 0.68% 4/15/17	1,024,000	1,024,398
Ford Credit Floorplan Master Owner Trust:
Series 2012-5 Class A, 1.49% 9/15/19	3,000,000	3,007,845
Series 2013-1 Class A1, 0.85% 1/15/18	2,380,000	2,390,237
Series 2014-1 Class A1, 1.2% 2/15/19	2,379,000	2,380,696
Fremont Home Loan Trust:
Series 2004-D:
Class M4, 1.575% 11/25/34 (d)	104,293	17,388
Class M5, 1.65% 11/25/34 (d)	40,226	857
Series 2005-A:
Class M3, 0.885% 1/25/35 (d)	120,398	99,796
Class M4, 1.17% 1/25/35 (d)	44,055	24,669
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6072% 2/25/47 (c)(d)	241,992	206,452
Asset-Backed Securities - continued
	Principal Amount	Value
GE Business Loan Trust Series 2003-1 Class A, 0.5811% 4/15/31 (c)(d)	$ 7,019	$ 6,774
GE Capital Credit Card Master Note Trust:
Series 2012-1 Class A, 1.03% 1/15/18	2,450,000	2,457,864
Series 2012-4 Class A, 0.4511% 6/15/18 (d)	3,995,000	3,992,088
Series 2012-5 Class A, 0.95% 6/15/18	2,820,000	2,830,504
GE Equipment Small Ticket LLC Series 2012-1 Class A3, 1.04% 9/21/15 (c)	768,519	770,056
GE Equipment Transportation LLC Series 2012-2 Class A3, 0.62% 7/25/16	2,487,988	2,488,308
GM Financial Automobile Leasing Trust Series 2014-1A Class A3, 1.01% 5/22/17 (c)	1,510,000	1,513,676
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class C, 0.7% 9/25/46 (c)(d)	731,172	733,914
Home Equity Asset Trust:
Series 2003-3 Class M1, 1.44% 8/25/33 (d)	65,428	61,417
Series 2003-5 Class A2, 0.85% 12/25/33 (d)	44,160	41,036
Series 2004-1 Class M2, 1.85% 6/25/34 (d)	60,532	45,930
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.3423% 1/25/37 (d)	157,118	85,093
Hyundai Auto Receivables Trust Series 2013-B Class A3, 0.71% 9/15/17	1,920,000	1,925,568
Hyundai Floorplan Master Owner Trust Series 2013-1A Class A, 0.5011% 5/15/18 (c)(d)	1,680,000	1,684,334
John Deere Owner Trust:
Series 2011-A Class A4, 1.96% 4/16/18	828,479	828,998
Series 2013-A Class A3, 0.6% 3/15/17	1,500,000	1,502,127
JPMorgan Mortgage Acquisition Trust Series 2007-CH1 Class AV4, 0.2823% 11/25/36 (d)	121,169	119,647
KeyCorp Student Loan Trust Series 1999-A Class A2, 0.5644% 12/27/29 (d)	35,743	35,386
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.45% 5/25/37 (d)	60,161	468
Mercedes-Benz Auto Lease Trust Series 2013-A Class A4, 0.72% 12/17/18	1,000,000	1,002,148
Mercedes-Benz Auto Receivables Trust Series 2013-1 Class A3, 0.78% 8/15/17	1,410,000	1,415,243
Mercedes-Benz Master Owner Trust Series 2012-AA Class A, 0.79% 11/15/17 (c)	4,760,000	4,778,514
Merrill Lynch Mortgage Investors Trust:
Series 2006-FM1 Class A2B, 0.2623% 4/25/37 (d)	77,755	71,446
Series 2006-OPT1 Class A1A, 0.6723% 6/25/35 (d)	131,916	124,958
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.83% 8/25/34 (d)	138,792	132,309
Asset-Backed Securities - continued
	Principal Amount	Value
Morgan Stanley ABS Capital I Trust: - continued
Series 2004-NC8 Class M6, 2.025% 9/25/34 (d)	$ 59,764	$ 39,415
Series 2005-NC1 Class M1, 0.81% 1/25/35 (d)	50,738	46,748
Series 2005-NC2 Class B1, 1.905% 3/25/35 (d)	30,946	1,857
Nissan Auto Lease Trust Series 2012-B Class A4, 0.74% 9/17/18	585,000	586,056
Nissan Auto Receivables Owner Trust Series 2013-B Class A3, 0.84% 11/15/17	1,692,000	1,699,315
Nissan Master Owner Trust Receivables:
Series 2012-A Class A, 0.6222% 5/15/17 (d)	2,900,000	2,907,879
Series 2013-A Class A, 0.4522% 2/15/18 (d)	2,000,000	2,000,346
Northstar Education Finance, Inc., Delaware Series 2005-1 Class A5, 0.9854% 10/30/45 (d)	456,579	447,453
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.4% 9/25/34 (d)	797,630	717,349
Class M4, 1.6% 9/25/34 (d)	1,086,724	694,058
Series 2005-WCH1 Class M4, 0.98% 1/25/36 (d)	187,294	153,275
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.95% 4/25/33 (d)	648	614
Santander Drive Auto Receivables Trust:
Series 2012-4 Class A3, 1.04% 8/15/16	846,784	847,659
Series 2012-5 Class A3, 0.83% 12/15/16	988,606	989,664
Series 2013-4:
Class A2, 0.89% 9/15/16	699,877	700,662
Class A3, 1.11% 12/15/17	1,170,000	1,175,911
Saxon Asset Securities Trust Series 2004-1 Class M1, 0.9493% 3/25/35 (d)	123,944	109,281
SLM Private Credit Student Loan Trust:
Series 2004-A:
Class B, 0.8134% 6/15/33 (d)	218,880	203,171
Class C, 1.1834% 6/15/33 (d)	905,268	808,456
Series 2004-B:
Class A2, 0.4334% 6/15/21 (d)	822,029	815,170
Class C, 1.1034% 9/15/33 (d)	1,294,085	1,141,717
SLM Student Loan Trust:
Series 2012-7 Class A2, 0.43% 9/25/19 (d)	2,189,000	2,187,808
Series 2013-1 Class A2, 0.4% 9/25/19 (d)	2,790,000	2,786,303
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.875% 9/25/34 (d)	6,304	4,466
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.01% 9/25/34 (d)	86,903	81,610
Asset-Backed Securities - continued
	Principal Amount	Value
Volkswagen Auto Lease Trust:
Series 2013-A Class A3, 0.84% 7/20/16	$ 1,450,000	$ 1,456,728
Series 2014-A Class A3, 0.8% 4/20/17	1,619,000	1,619,670
Volkswagen Auto Loan Enhanced Trust:
Series 2013-2 Class A3, 0.7% 4/20/18	2,244,000	2,245,292
Series 2014-1 Class A3, 0.91% 10/22/18	1,324,000	1,326,141
Whinstone Capital Management Ltd. Series 1A Class B3, 2.0288% 10/25/44 (c)(d)	1,390,734	1,383,781
TOTAL ASSET-BACKED SECURITIES (Cost $143,428,486)		143,562,171
Collateralized Mortgage Obligations - 4.1%

Private Sponsor - 1.4%
Credit Suisse Mortgage Capital Certificates floater Series 2011-7R Class A1, 1.4038% 8/28/47 (c)(d)	37,980	37,955
Credit Suisse Mortgage Trust Series 2012-2R Class 1A1, 2.6424% 5/27/35 (c)(d)	1,000,595	1,032,829
Granite Master Issuer PLC floater:
Series 2006-1A:
Class A5, 0.2893% 12/20/54 (c)(d)	2,040,994	2,022,625
Class C2, 1.3493% 12/20/54 (c)(d)	762,000	747,217
Series 2006-2:
Class A4, 0.2293% 12/20/54 (d)	400,892	396,843
Class C1, 1.0893% 12/20/54 (d)	3,254,000	3,160,285
Series 2006-3 Class C2, 1.1493% 12/20/54 (d)	142,000	138,407
Series 2006-4:
Class B1, 0.3293% 12/20/54 (d)	381,000	368,389
Class C1, 0.9093% 12/20/54 (d)	233,000	223,494
Class M1, 0.4893% 12/20/54 (d)	100,000	96,010
Series 2007-1:
Class 1C1, 0.7493% 12/20/54 (d)	235,000	222,921
Class 1M1, 0.4493% 12/20/54 (d)	153,000	147,354
Class 2C1, 1.0093% 12/20/54 (d)	107,000	103,330
Class 2M1, 0.6493% 12/20/54 (d)	196,000	188,532
Series 2007-2:
Class 2C1, 1.011% 12/17/54 (d)	272,000	262,670
Class 3A1, 0.331% 12/17/54 (d)	152,418	151,092
Granite Mortgages Series 2003-2 Class 1A3, 0.7279% 7/20/43 (d)	703,404	703,563
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Granite Mortgages PLC floater:
Series 2003-3:
Class 1A3, 0.6279% 1/20/44 (d)	$ 126,973	$ 126,661
Class 1C, 2.6779% 1/20/44 (d)	54,183	55,892
Series 2004-1 Class 2A1, 0.5549% 3/20/44 (d)	1,883,046	1,877,480
Series 2004-3 Class 2A1, 0.5149% 9/20/44 (d)	1,190,659	1,185,890
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.36% 5/25/47 (d)	67,433	55,392
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.32% 2/25/37 (d)	101,748	93,175
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B Class B5, 2.5004% 7/10/35 (c)(d)	35,653	32,785
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.2269% 7/20/34 (d)	3,535	3,407
TOTAL PRIVATE SPONSOR		13,434,198
U.S. Government Agency - 2.7%
Fannie Mae:
floater:
Series 2008-76 Class EF, 0.65% 9/25/23 (d)	129,601	130,139
Series 2013-9 Class FA, 0.5% 3/25/42 (d)	2,368,041	2,374,295
floater planned amortization class Series 2005-90 Class FC, 0.4% 10/25/35 (d)	604,019	605,389
pass-thru certificates Series 2012-127 Class DH, 4% 11/25/27	1,053,445	1,122,886
planned amortization class Series 2012-94 Class E, 3% 6/25/22	714,636	743,192
sequential payer:
Series 2001-40 Class Z, 6% 8/25/31	222,129	245,409
Series 2003-76 Class BA, 4.5% 3/25/18	91,824	92,788
Series 2009-31 Class A, 4% 2/25/24	171,834	180,495
Series 2010-135 Class DE, 2.25% 4/25/24	690,861	708,528
Series 2011-16 Class FB, 0.3% 3/25/31 (d)	1,539,434	1,540,898
Series 2010-123 Class DL, 3.5% 11/25/25	306,766	318,279
Series 2010-143 Class B, 3.5% 12/25/25	506,582	528,845
Series 2011-23 Class AB, 2.75% 6/25/20	415,484	428,464
Series 2013-40 Class PV, 2% 1/25/26	1,630,353	1,660,839
target amortization Series 2008-29 Class BG 4.7% 12/25/35	261,390	272,451
Freddie Mac:
floater Series 2711 Class FC, 1.0511% 2/15/33 (d)	1,008,386	1,023,521
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac: - continued
floater planned amortization class Series 3117 Class JF, 0.4511% 2/15/36 (d)	$ 644,686	$ 646,697
floater sequential payer Series 3943 Class EF 0.4011% 2/15/26 (d)	1,043,577	1,044,383
pass-thru certificates Series 2011-3938 Class BE, 2% 10/15/21	1,404,147	1,427,646
planned amortization class:
Series 2535 Class PC, 6% 9/15/32	61,577	62,527
Series 2866 Class XE, 4% 12/15/18	91,545	91,955
Series 3081 Class CP 5.5% 10/15/34	795,599	807,477
Series 3792 Class DF, 0.5511% 11/15/40 (d)	1,692,105	1,697,335
Series 3820 Class DA, 4% 11/15/35	711,255	763,373
sequential payer:
Series 2635 Class DG, 4.5% 1/15/18	83,173	83,780
Series 3659 Class EJ 3% 6/15/18	826,650	851,228
Series 3696 Class AE, 1.2% 7/15/15	166,118	166,541
Series 3949 Class MK, 4.5% 10/15/34	583,257	629,994
Series 4221-CLS Class GA, 1.4% 7/15/23	2,827,331	2,830,011
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater Series 2012-113 Class FJ, 0.3993% 1/20/42 (d)	1,053,794	1,050,531
floater planned amortization class Series 2005-47 Class FX, 0.2993% 5/20/34 (d)	1,868,448	1,867,161
floater sequential payer:
Series 2010-120 Class FB 0.4493% 9/20/35 (d)	684,436	686,338
Series 2011-150 Class D, 3% 4/20/37	264,472	268,429
planned amortization class:
Series 2010-112 Class PM, 3.25% 9/20/33	170,336	171,553
Series 2010-99 Class PT, 3.5% 8/20/33	222,948	224,799
TOTAL U.S. GOVERNMENT AGENCY		27,348,176
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $37,962,525)		40,782,374
Commercial Mortgage Securities - 8.7%
	Principal Amount	Value
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.5489% 2/14/43 (d)(e)	$ 309,810	$ 7,512
Banc of America Commercial Mortgage Trust:
sequential payer Series 2006-4 Class A4, 5.634% 7/10/46	967,431	1,045,705
Series 2006-4 Class A1A, 5.617% 7/10/46 (d)	1,822,532	1,986,647
Banc of America REMIC Trust Series 2012-CLRN Class A1, 1.3011% 8/15/29 (c)(d)	1,950,000	1,951,929
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1% 12/25/33 (c)(d)	5,384	4,850
Series 2005-4A:
Class A2, 0.54% 1/25/36 (c)(d)	599,588	544,788
Class B1, 1.55% 1/25/36 (c)(d)	38,535	7,480
Class M1, 0.6% 1/25/36 (c)(d)	188,581	104,577
Class M2, 0.62% 1/25/36 (c)(d)	71,561	37,470
Class M3, 0.65% 1/25/36 (c)(d)	76,909	39,352
Class M4, 0.76% 1/25/36 (c)(d)	39,354	18,995
Class M5, 0.8% 1/25/36 (c)(d)	39,354	13,770
Class M6, 0.85% 1/25/36 (c)(d)	39,937	11,065
Series 2006-3A Class M4, 0.58% 10/25/36 (c)(d)	7,730	955
Series 2007-1 Class A2, 0.42% 3/25/37 (c)(d)	307,186	214,616
Series 2007-2A:
Class A1, 0.42% 7/25/37 (c)(d)	55,825	46,216
Class A2, 0.47% 7/25/37 (c)(d)	52,286	38,129
Class M1, 0.52% 7/25/37 (c)(d)	18,635	6,092
Class M2, 0.56% 7/25/37 (c)(d)	10,457	1,783
Class M3, 0.64% 7/25/37 (c)(d)	10,591	1,082
Class M4, 0.8% 7/25/37 (c)(d)	5,245	162
Series 2007-3:
Class A2, 0.44% 7/25/37 (c)(d)	74,645	53,791
Class M1, 0.46% 7/25/37 (c)(d)	56,393	36,220
Class M2, 0.49% 7/25/37 (c)(d)	59,289	33,819
Class M3, 0.52% 7/25/37 (c)(d)	95,971	41,241
Class M4, 0.65% 7/25/37 (c)(d)	151,763	37,454
Class M5, 0.75% 7/25/37 (c)(d)	75,654	16,986
Class M6, 0.95% 7/25/37 (c)(d)	6,969	48
Series 2007-4A:
Class A2, 0.7043% 9/25/37 (c)(d)	749,781	206,258
Class M1, 1.1043% 9/25/37 (c)(d)	116,182	12,767
Class M2, 1.2043% 9/25/37 (c)(d)	115,837	5,751
Series 2006-2A Class IO, 0% 7/25/36 (c)(e)	6,019,060	1
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bear Stearns Commercial Mortgage Securities Trust:
floater Series 2007-BBA8:
Class H, 0.7011% 3/15/22 (c)(d)	$ 16,296	$ 16,296
Class J, 0.8511% 3/15/22 (c)(d)	52,963	51,438
sequential payer:
Series 2005-PWR8 Class A4, 4.674% 6/11/41	1,262,831	1,298,893
Series 2006-PW13 Class A1A, 5.533% 9/11/41	1,773,500	1,922,965
Series 2006-PW14 Class A1A, 5.189% 12/11/38	723,251	788,871
Series 2006-T22 Class A1A, 5.761% 4/12/38 (d)	1,731,626	1,857,057
Series 2005-T18 Class A4, 4.933% 2/13/42	1,647,945	1,683,271
Series 2006-PW12 Class A1A, 5.891% 9/11/38 (d)	1,366,506	1,477,837
C-BASS Trust floater Series 2006-SC1 Class A, 0.4243% 5/25/36 (c)(d)	61,576	59,381
CD Commercial Mortgage Trust Series 2007-CD5 Class A1A, 5.8% 11/15/44	1,098,545	1,219,666
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 1.6842% 5/15/35 (c)(d)(e)	4,603,416	44,916
CGBAM Commercial Mortgage Trust Series 2013-A1 Class A1, 1.313% 5/15/30 (c)(d)	1,553,731	1,559,531
Citigroup Commercial Mortgage Trust Series 2013-GC11 Class A1, 0.754% 4/10/46	692,194	690,746
Citigroup/Deutsche Bank Commercial Mortgage Trust:
Series 2005-CD1 Class A4, 5.4024% 7/15/44 (d)	624,086	651,145
Series 2006-CD2 Class A1B, 5.4876% 1/15/46 (d)	2,873,120	3,038,261
COMM Mortgage Trust Series 2013-CR9 Class A1, 1.344% 7/10/45	425,455	428,235
COMM Mortgage Trust pass-thru certificates:
floater Series 2005-F10A Class J, 1.0011% 4/15/17 (c)(d)	16,009	16,009
sequential payer:
Series 2006-C7 Class A1A, 5.9336% 6/10/46 (d)	2,573,912	2,782,213
Series 2006-C8 Class A1A, 5.292% 12/10/46	1,682,595	1,840,402
Series 2004-LB4A Class A5, 4.84% 10/15/37	3,963,865	3,987,073
Commercial Mortgage Trust pass-thru certificates sequential payer Series 2012-CR2 Class A1, 0.824% 8/15/45	326,692	326,829
Credit Suisse First Boston Mortgage Securities Corp. Series 2001-CK6 Class AX, 1.6122% 8/15/36 (d)(e)	335,975	423
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1 Class F, 0.4711% 2/15/22 (c)(d)	7,219	7,145
Series 2014-ICE:
Class A, 1.1% 4/20/27 (d)	1,373,000	1,373,000
Class B, 1.55% 4/20/27 (c)(d)	1,205,000	1,205,000
Commercial Mortgage Securities - continued
	Principal Amount	Value
DBUBS Series 2011-LC3A Class A1, 2.238% 8/10/44	$ 170,900	$ 172,706
Extended Stay America Trust floater Series 2013-ESFL:
Class A1FL, 0.951% 12/5/31 (c)(d)	887,338	887,338
Class A2FL, 0.851% 12/5/31 (c)(d)	1,160,000	1,159,296
Freddie Mac:
pass-thru certificates Series K708 Class A1, 1.67% 10/25/18	1,333,049	1,355,684
Series K707 Class A1, 1.615% 9/25/18	1,531,537	1,547,316
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2006-C1 Class A4, 5.4566% 3/10/44 (d)	1,744,944	1,845,898
Series 2001-1 Class X1, 1.3938% 5/15/33 (c)(d)(e)	146,123	3,535
Series 2006-C1 Class A1A, 5.4566% 3/10/44 (d)	991,677	1,054,762
GMAC Commercial Mortgage Securities, Inc. Series 2004-C2 Class A4, 5.301% 8/10/38	431,237	432,853
Greenwich Capital Commercial Funding Corp. Series 2007-GG11 Class A1, 0.4614% 12/10/49 (c)(d)(e)	53,375,251	54,176
GS Mortgage Securities Corp. II:
sequential payer Series 2004-GG2 Class A6, 5.396% 8/10/38 (d)	268,466	268,579
Series 2006-GG6:
Class A1A, 5.556% 4/10/38 (d)	959,218	1,018,896
Class A2, 5.506% 4/10/38	3,465	3,463
GS Mortgage Securities Corp. Trust:
Series 2013- C, 2.974% 1/10/30 (c)	290,000	294,840
Series 2013-KYO Class A, 1.0005% 11/8/29 (c)(d)	1,880,000	1,884,699
GS Mortgage Securities Trust:
sequential payer Series 2006-GG8:
Class A1A, 5.547% 11/10/39	1,194,067	1,297,192
Class A4, 5.56% 11/10/39 (d)	721,000	783,825
Series 2011-GC5 Class A1, 1.468% 8/10/44 (d)	488,864	491,838
Series 2012-GC6 Class A1, 1.282% 1/10/45	249,699	251,057
Series 2013-GC12 Class A1, 0.742% 6/10/46 (d)	685,903	682,913
Hilton U.S.A. Trust:
floater Series 2013-HLF Class AFL, 1.153% 11/5/30 (c)(d)	1,093,000	1,093,646
Series 2013-HLT Class DFX, 4.4065% 11/5/30 (c)	270,000	280,295
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2012-C6 Class A1, 1.0305% 5/15/45	765,739	767,525
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2006-FL2A:
Class E, 0.4311% 11/15/18 (c)(d)	14,258	14,113
Commercial Mortgage Securities - continued
	Principal Amount	Value
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
floater: - continued
Series 2006-FL2A: - continued
Class F, 0.4811% 11/15/18 (c)(d)	$ 31,865	$ 31,391
Class G, 0.5111% 11/15/18 (c)(d)	27,694	26,863
Class H, 0.6511% 11/15/18 (c)(d)	21,250	20,535
Series 2013-FL3 Class A1, 0.9511% 4/15/28 (c)(d)	1,540,000	1,533,529
sequential payer:
Series 2006-CB16 Class A1A, 5.546% 5/12/45	1,896,249	2,057,086
Series 2007-LD11 Class A2, 5.9741% 6/15/49 (d)	127,386	127,359
Series 2006-LDP7 Class A1A, 6.0252% 4/15/45 (d)	2,158,681	2,344,491
Series 2013-C13 Class A1, 1.3029% 1/15/46	2,348,553	2,364,065
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2005-C1 Class A1A, 4.581% 2/15/30	1,314,514	1,337,242
Series 2006-C6 Class A4, 5.372% 9/15/39	431,000	468,460
Series 2004-C8, 4.799% 12/15/29	357,030	360,417
Series 2007-C7 Class A3, 5.866% 9/15/45	651,856	736,969
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA Class H, 0.5511% 9/15/21 (c)(d)	12,798	12,754
Merrill Lynch Mortgage Trust:
Series 2005-CKI1 Class A1A, 5.4573% 11/12/37 (d)	501,984	527,077
Series 2006-C2 Class A1A, 5.739% 8/12/43 (d)	1,641,913	1,790,479
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer Series 2007-9 Class A2, 5.59% 9/12/49	82,941	82,877
Series 2006-4 Class XP, 0.8119% 12/12/49 (d)(e)	11,592,142	39,900
Morgan Stanley BAML Trust Series 2012-C5 Class A1, 0.916% 8/15/45	945,820	948,198
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.352% 7/15/19 (c)(d)	45,397	28,288
Series 2007-XLFA:
Class A2, 0.252% 10/15/20 (c)(d)	583,596	582,733
Class D, 0.342% 10/15/20 (c)(d)	84,694	83,346
Class E, 0.402% 10/15/20 (c)(d)	105,926	103,710
Class F, 0.452% 10/15/20 (c)(d)	63,569	61,921
Class G, 0.492% 10/15/20 (c)(d)	78,581	75,758
Class H, 0.582% 10/15/20 (c)(d)	49,464	45,214
Class J, 0.732% 10/15/20 (c)(d)	28,557	14,681
Commercial Mortgage Securities - continued
	Principal Amount	Value
Morgan Stanley Capital I Trust: - continued
sequential payer:
Series 2007-IQ14 Class A2, 5.61% 4/15/49	$ 429,221	$ 434,887
Series 2012-C4 Class A1, 1.085% 3/15/45	720,554	721,945
Series 2006-HQ9 Class A4, 5.731% 7/12/44 (d)	1,298,651	1,401,613
Series 2007-T27 Class A1A, 5.8315% 6/11/42 (d)	1,898,081	2,121,071
SCG Trust Series 2013-SRP1 Class A, 1.5522% 11/15/26 (c)(d)	1,175,000	1,178,744
UBS Commercial Mortgage Trust Series 2012-C1 Class A1, 1.032% 5/10/45	399,248	401,102
UBS-Barclays Commercial Mortgage Trust sequential payer Series 2013-C6 Class A1, 0.805% 4/10/46	576,385	573,419
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class G, 0.5111% 9/15/21 (c)(d)	132,778	130,168
Class J, 0.7511% 9/15/21 (c)(d)	50,198	48,207
Series 2007-WHL8 Class F, 0.6311% 6/15/20 (c)(d)	376,985	347,935
sequential payer Series 2006-C29 Class A1A, 5.297% 11/15/48	2,401,653	2,632,102
Series 2006-C23:
Class A1A, 5.422% 1/15/45 (d)	1,883,083	2,002,293
Class A5, 5.416% 1/15/45 (d)	2,290,000	2,446,970
Series 2006-C24 Class A1A, 5.557% 3/15/45 (d)	1,663,973	1,781,290
Series 2006-C26 Class A1A, 6.009% 6/15/45 (d)	1,279,646	1,384,453
Series 2006-C27 Class A3, 5.765% 7/15/45 (d)	612,289	652,675
Series 2007-C31A Class A2, 5.421% 4/15/47	89,858	89,963
WF-RBS Commercial Mortgage Trust Series 2013-C13 Class A1, 0.778% 5/15/45	405,671	405,192
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $89,803,562)		87,059,931
Municipal Securities - 0.6%

Illinois Gen. Oblig.:
Series 2010, 4.421% 1/1/15	4,570,000	4,669,535
Series 2011, 4.511% 3/1/15	1,515,000	1,557,329
TOTAL MUNICIPAL SECURITIES (Cost $6,201,416)		6,226,864
Foreign Government and Government Agency Obligations - 0.5%
	Principal Amount	Value
Banco Nacional de Desenvolvimento Economico e Social 3.375% 9/26/16 (c)	$ 1,165,000	$ 1,198,203
Ontario Province 1% 7/22/16	4,000,000	4,037,356
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $5,160,967)		5,235,559
Commercial Paper - 0.1%

Sempra Global 0.7% 3/6/15 (Cost $994,594)	1,000,000	996,484
Money Market Funds - 1.0%
	Shares
Fidelity Cash Central Fund, 0.10% (a) (Cost $10,247,850)	10,247,850	10,247,850
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $995,239,309)		1,001,532,618
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(4,054,899)
NET ASSETS - 100%		$ 997,477,719
Swaps
Credit Default Swaps
Underlying Reference	Rating(1)	Expiration Date	Clearinghouse/Counterparty	Fixed Payment Received/(Paid)	Notional Amount (2)	Value (1)	Upfront Premium Received/(Paid)	Unrealized Appreciation/(Depreciation)
Sell Protection
Morgan Stanley ABS Capital I Inc Series 2004-NC8 Class B3	C	Oct. 2034	Merrill Lynch, Inc.	4.60%	$ 67,348	$ (51,053)	$ -	$ (51,053)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $92,386,141 or 9.3% of net assets.

(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $291,018 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Iberbond 2004 PLC 4.826% 12/24/17	11/30/05	$ 279,847
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,655
Other Information

The following is a summary of the inputs used, as of May 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 403,382,121	$ -	$ 403,091,103	$ 291,018
U.S. Government and Government Agency Obligations	265,778,023	-	265,778,023	-
U.S. Government Agency - Mortgage Securities	38,261,241	-	38,261,241	-
Asset-Backed Securities	143,562,171	-	141,412,231	2,149,940
Collateralized Mortgage Obligations	40,782,374	-	40,749,589	32,785
Commercial Mortgage Securities	87,059,931	-	87,059,930	1
Municipal Securities	6,226,864	-	6,226,864	-
Foreign Government and Government Agency Obligations	5,235,559	-	5,235,559	-
Commercial Paper	996,484	-	996,484	-
Money Market Funds	10,247,850	10,247,850	-	-
Total Investments in Securities:	$ 1,001,532,618	$ 10,247,850	$ 988,811,024	$ 2,473,744
Derivative Instruments:
Liabilities
Swaps	$ (51,053)	$ -	$ (51,053)	$ -
Income Tax Information

At May 31, 2014, the cost of investment securities for income tax purposes was $994,824,182. Net unrealized appreciation aggregated $6,708,436, of which $11,371,213 related to appreciated investment securities and $4,662,777 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, municipal securities, U.S. government and government agency obligations and commercial paper are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series II

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	July 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	July 30, 2014
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	July 30, 2014